UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds
ANNUAL REPORT Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Indexsm Fund Wilshire Large Cap Core Plus Fund
December 31, 2012 http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire Large Cap Core Plus Fund	25
Disclosure of Fund Expenses	29
Condensed Schedules of Investments:
Large Company Growth Portfolio	32
Large Company Value Portfolio	34
Small Company Growth Portfolio	36
Small Company Value Portfolio	38
Wilshire 5000 IndexSM Fund	40
Schedule of Investments:
Wilshire Large Cap Core Plus Fund	42
Schedule of Securities Sold Short:
Wilshire Large Cap Core Plus Fund	47
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	53
Statement of Cash Flows	57
Financial Highlights:
Large Company Growth Portfolio	58
Large Company Value Portfolio	60
Small Company Growth Portfolio	62
Small Company Value Portfolio	64
Wilshire 5000 IndexSM Fund	66
Wilshire Large Cap Core Plus Fund	70
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	83
Additional Fund Information	84
Tax Information	89
Board Approval of Advisory and Subadvisory Agreements	91

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2012 to December 31, 2012, for all share classes of the Large Company Growth Fund, Large Company Value Fund, Small Company Growth Fund, Small Company Value Fund, Wilshire 5000 IndexSM Fund, and Wilshire Large Cap Core Plus Fund.

Market Environment

U.S. Equity Market

Despite short-term volatility in equities mainly due to uncertainty surrounding the situation in the euro-zone, domestic markets were able to push ahead in 2012, with the Wilshire 5000 IndexSM gaining 15.54% for the year. This advance marked the Wilshire 5000’s fourth consecutive year of positive returns, and a 76.17% advance since the end of 2008. All style and size segments delivered very strong returns across the board, with growth stocks outpacing value in the large cap segment (16.90% v. 14.56%), and small cap outperforming large cap for the year (18.76% v. 15.74%). Markets suffered through the months of October and November as concerns over the outcome of the Presidential election, as well as the fallout from Superstorm Sandy, began to weigh on investor sentiment. In the fourth quarter, markets remained volatile as the “fiscal cliff” negotiations heated up, but ultimately rose when an agreement was reached. Financials was the best performing sector for the year, returning 26.44%, while the Energy and Utilities sectors lagged, returning 3.85% and 2.17%, respectively.

International Equity Market

Despite continued fiscal upheaval in Europe, 2012 proved to be a good year for global stocks overall, with the MSCI EAFE Index and MSCI Emerging Markets Index gaining 17.32% and 18.23%, respectively. In July, European Central Bank President Mario Draghi said he would do “whatever it takes” to preserve the euro, boosting investor confidence worldwide. The euro received additional support from the European Central Bank through several stimulus packages, averting a potential breakup of the euro-zone. European stocks rallied at the end of the year, with the MSCI Europe Index rising 19.12% for 2012, its strongest annual gain since 2009. China also made headlines as investors grew nervous about a possible slowdown in the world’s second largest economy. While China’s economy did cool down, expanding at an annualized rate of 7.4% in the third quarter, by the end of the year the country was showing increasing signs of renewed economic growth.

Bond Market

Fixed income securities rallied in 2012, with all sectors of the debt market gaining and the Barclays U.S. Aggregate Bond Index returning 4.22%. As Federal Reserve policy kept Treasury yields depressed, investors in search of higher yield ventured farther out on the yield curve. The 10-year Treasury yield remained volatile over the year, soaring to over 2.39% in March, and then falling to an all-time low of 1.38% in July as concerns over the euro-zone debt crisis rapidly escalated. At the end of the year, the 10-year Treasury ended up just about where it started at 1.76%. High yield and corporate sectors performed well, as the Barclays U.S. Corporate High Yield Index and Barclays U.S. Credit Index rose 15.81% and 9.89%, respectively. The Barclays EM Local Currency Government Universal Index posted strong performance, returning 11.21%. However, the Barclays Global Aggregate Index posted returns in line with its U.S. counterpart, gaining 4.32%.

Fund Performance Review

The Wilshire Mutual Funds turned in mixed performance in 2012. The Wilshire Large Company Growth Portfolio Institutional Class returned 14.04% for the year, underperforming the Russell 1000 Growth Index return of 15.26%. The Wilshire Large Company Value Portfolio Institutional Class returned 16.18% for the year, underperforming the Russell

Wilshire Mutual Funds Letter to Shareholders - (Continued)

1000 Value Index return of 17.51%. The Wilshire Small Company Growth Portfolio Institutional Class returned 13.80% for the year, underperforming the Russell 2000 Growth Index return of 14.59%. The Wilshire Small Company Value Portfolio Institutional Class returned 17.41% for the year, underperforming the Russell 2000 Value Index return of 18.05%. The Wilshire 5000 IndexSM Fund Institutional Class returned 15.54% for the year, underperforming the Wilshire 5000 IndexSM return of 16.07%. Lastly, the Wilshire Large Cap Core Plus Fund Institutional Class returned 13.63% for the year, underperforming the S&P 500 Index return of 16.00%.

We are mindful that markets can behave erratically and current trends shift swiftly. You can expect us to continue to work diligently to manage your investments and seek to generate returns commensurate with the Funds’ investment objectives. As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President
Wilshire Mutual Funds, Inc.

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	13.72%
Five Years Ended 12/31/12	0.72%
Ten Years Ended 12/31/12	6.36%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	15.26%
Five Years Ended 12/31/12	3.12%
Ten Years Ended 12/31/12	7.52%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Growth
Portfolio, Investment Class Shares and the Russell 1000 Growth Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	14.04%
Five Years Ended 12/31/12	1.06%
Ten Years Ended 12/31/12	6.73%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	15.26%
Five Years Ended 12/31/12	3.12%
Ten Years Ended 12/31/12	7.52%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Growth
Portfolio, Institutional Class Shares and the Russell 1000 Growth Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire Large Company Growth Portfolio Institutional Class (the “Fund”) returned 14.04% for the year ended December 31, 2012, underperforming the benchmark (the Russell 1000 Growth Index) return of 15.26%. Underperformance was driven by poor stock selection in Information Technology, Consumer Discretionary and Materials. Underperformance was modestly offset by strong stock selection in Health Care and Consumer Staples.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31, 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	15.92%
Five Years Ended 12/31/12	(0.94)%
Ten Years Ended 12/31/12	5.79%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	17.51%
Five Years Ended 12/31/12	0.59%
Ten Years Ended 12/31/12	7.38%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Large Company Value
Portfolio, Investment Class Shares and the Russell 1000 Value Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	16.18%
Five Years Ended 12/31/12	(0.71)%
Ten Years Ended 12/31/12	6.05%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	17.51%
Five Years Ended 12/31/12	0.59%
Ten Years Ended 12/31/12	7.38%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Large Company Value
Portfolio, Institutional Class Shares and the Russell 1000 Value Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire Large Company Value Portfolio Institutional Class (the “Fund”) returned 16.18% for the year ended December 31, 2012, underperforming the benchmark (the Russell 1000 Value Index) return of 17.51%. Underperformance was driven by poor stock selection in Consumer Discretionary and Consumer Staples, as well as an overweight allocation to Information Technology. Underperformance was modestly offset by strong stock selection in Energy, Materials and Industrials.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	13.58%
Five Years Ended 12/31/12	2.53%
Ten Years Ended 12/31/12	8.53%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	14.59%
Five Years Ended 12/31/12	3.49%
Ten Years Ended 12/31/12	9.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Growth
Portfolio, Investment Class Shares and the Russell 2000 Growth Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, fees totaling 0.49% of average net assets were waived for the Investment Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	13.80%
Five Years Ended 12/31/12	2.76%
Ten Years Ended 12/31/12	8.80%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	14.59%
Five Years Ended 12/31/12	3.49%
Ten Years Ended 12/31/12	9.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Growth
Portfolio, Institutional Class Shares and the Russell 2000 Growth Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, fees totaling 0.50% of average net assets were waived for the Institutional Class Shares.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire Small Company Growth Portfolio Institutional Class (the “Fund”) returned 13.80% for the year ended December 31, 2012, underperforming the benchmark (the Russell 2000 Growth Index) return of 14.59%. Underperformance was driven primarily by poor stock selection in Health Care and Financials, as well as an underweight in Industrials. Underperformance was modestly offset by strong stock selection in Information Technology and Energy.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	17.20%
Five Years Ended 12/31/12	2.02%
Ten Years Ended 12/31/12	8.47%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	18.05%
Five Years Ended 12/31/12	3.55%
Ten Years Ended 12/31/12	9.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Small Company Value
Portfolio, Investment Class Shares and the Russell 2000 Value Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, fees totaling 0.34% of average net assets were waived in the Investment Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	17.41%
Five Years Ended 12/31/12	2.40%
Ten Years Ended 12/31/12	8.83%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	18.05%
Five Years Ended 12/31/12	3.55%
Ten Years Ended 12/31/12	9.50%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Small Company Value
Portfolio, Institutional Class Shares and the Russell 2000 Value Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, fees totaling 0.34% of average net assets were waived in the Institutional Class Shares.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire Small Company Value Portfolio, Institutional Class (the “Fund”) returned 17.41% for the year ended December 31, 2012, underperforming the benchmark (the Russell 2000 Value Index) return of 18.05%. Underperformance was driven by poor stock selection in Financials and Health Care. Underperformance was modestly offset by an underweight allocation and strong stock selection in Information Technology, as well as strong stock selection in Energy.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31 2012)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	15.36%
Five Years Ended 12/31/12	1.46%
Ten Years Ended 12/31/12	6.97%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/12	16.07%
Five Years Ended 12/31/12	2.04%
Ten Years Ended 12/31/12	7.85%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Investment Class Shares and the Wilshire 5000 IndexSM through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	15.54%
Five Years Ended 12/31/12	1.65%
Ten Years Ended 12/31/12	7.21%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/12	16.07%
Five Years Ended 12/31/12	2.04%
Ten Years Ended 12/31/12	7.85%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Institutional Class Shares and the Wilshire 5000 IndexSM through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	15.93%
Five Years Ended 12/31/12	1.64%
Ten Years Ended 12/31/12	6.99%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/12	16.07%
Five Years Ended 12/31/12	2.04%
Ten Years Ended 12/31/12	7.85%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Qualified Class Shares and the Wilshire 5000 IndexSM through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	15.31%
Five Years Ended 12/31/12	1.43%
Ten Years Ended 12/31/12	6.91%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

One Year Ended 12/31/12	16.07%
Five Years Ended 12/31/12	2.04%
Ten Years Ended 12/31/12	7.85%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire 5000 IndexSM
Fund, Horace Mann Class Shares and the Wilshire 5000 IndexSM through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire 5000 IndexSM Fund Institutional Class returned 15.54% for the year ended December 31, 2012, underperforming the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 16.07% by 0.53%. The slight underperformance is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31 2012)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Large Cap Core Plus Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	13.36%
Five Years Ended 12/31/12	(1.99)%
Inception (11/15/07) through 12/31/12	(1.71)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	16.00%
Five Years Ended 12/31/12	1.66%
Inception (11/15/07) through 12/31/12	1.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $10,000 Investment in Shares of Wilshire Large Cap
Core Plus Fund, Investment Class Shares and the S&P 500 Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, fees totaling 0.04% of average net assets were waived in the Investment Class Shares.

(1)
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

One Year Ended 12/31/12	13.63%
Five Years Ended 12/31/12	(1.71)%
Inception (11/15/07) through 12/31/12	(1.43)%

S&P 500 INDEX(1)
Average Annual Total Return

One Year Ended 12/31/12	16.00%
Five Years Ended 12/31/12	1.66%
Inception (11/15/07) through 12/31/12	1.80%

COMPARATIVE PERFORMANCE
Comparison of Change in Value of $250,000 Investment in Shares of Wilshire Large Cap
Core Plus Fund, Institutional Class Shares and the S&P 500 Index through 12/31/12.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the year ended December 31, 2012, there were no waivers in the Institutional Class Shares.

(1)
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

Stock markets around the world rallied in 2012 as stimulus measures by central banks overshadowed continuing concerns about a slowing global economy. After getting off to a fast start in the first quarter, equity markets sold off in the second quarter as fears over the European debt crisis and a “hard-landing” in the Chinese economy rattled investors. Markets reversed course in July as concerns over a euro-zone breakup subsided when European Central Bank President Mario Draghi declared that the ECB would do “whatever it takes” to preserve the monetary union. Markets trended downwards to start the fourth quarter as election jitters and worries about the upcoming “fiscal cliff” weakened investor confidence. Equity markets rallied on the final trading day of the year as U.S. political leaders hinted that an agreement to avoid the “fiscal cliff” was imminent. Supported by generally strong corporate earnings, investors shifted out of defensive sectors and into the more cyclical, economically-sensitive areas of the market in 2012. Financials and Consumer Discretionary were the best performing sectors for the year, returning 26.4% and 23.9%, respectively, while Utilities was the worst, returning 2.2%. For 2012, small capitalization stocks outperformed large capitalization stocks returning 18.8% and 15.7%, respectively, and across market capitalizations, value stocks generally outperformed growth stocks. The small value style delivered the best returns for the year, up 21.5%, while large value and mid growth trailed other styles, returning 14.6% and 13.5%, respectively.

The Wilshire Large Cap Core Plus Fund Institutional Class (the “Fund”) returned 13.63% for the year ended December 31, 2012, underperforming the benchmark (the S&P 500 Index) return of 16.00%. Underperformance was driven by poor stock selection and an underweight allocation in Financials, as well as poor stock selection in Information Technology. Underperformance was modestly offset by strong stock selection in Health Care and Energy.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of December 31 2012)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended December 31, 2012 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2012 (Unaudited)

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Expense Ratio(1)	Expenses Paid During Period 07/01/12-12/31/12(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,033.00	1.35%	$6.91
Institutional Class	$1,000.00	$1,034.20	1.15%	$5.87
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.33	1.35%	$6.87
Institutional Class	$1,000.00	$1,019.37	1.15%	$5.82
Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,077.40	1.36%	$7.11
Institutional Class	$1,000.00	$1,079.20	1.14%	$5.96
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.29	1.36%	$6.91
Institutional Class	$1,000.00	$1,019.40	1.14%	$5.79
Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,062.40	1.48%	$7.68
Institutional Class	$1,000.00	$1,062.40	1.32%	$6.85
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.69	1.48%	$7.51
Institutional Class	$1,000.00	$1,018.49	1.32%	$6.70
Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,096.20	1.48%	$7.82
Institutional Class	$1,000.00	$1,097.50	1.30%	$6.85
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.67	1.48%	$7.53
Institutional Class	$1,000.00	$1,018.60	1.30%	$6.60

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended December 31, 2012 (Unaudited)

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Expense Ratio(1)	Expenses Paid During Period 07/01/12-12/31/12(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,060.40	0.67%	$3.49
Institutional Class	$1,000.00	$1,060.30	0.43%	$2.24
Qualified Class	$1,000.00	$1,063.40	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$1,059.90	0.73%	$3.79
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.75	0.67%	$3.43
Institutional Class	$1,000.00	$1,022.96	0.43%	$2.20
Qualified Class	$1,000.00	$1,025.14	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$1,021.45	0.73%	$3.72
Wilshire Large Cap Core Plus Fund
Actual Fund Return
Investment Class	$1,000.00	$1,056.10	1.49%(3)	$7.68
Institutional Class	$1,000.00	$1,056.40	1.24%(3)	$6.39
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.67	1.49%(3)	$7.54
Institutional Class	$1,000.00	$1,018.92	1.24%(3)	$6.28

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short during the six-month period.

(4)
There were no expenses accrued in the Wilshire 5000 IndexSM Fund Qualified Class for the six months ended December 31, 2012 due to the low average net assets (of approximately $125) relative to the other classes of this Fund.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	December 31, 2012

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.0%††
Consumer Discretionary — 19.1%
14,058	Amazon.com, Inc.	1.9	$3,530,526
96,772	Apollo Group, Inc., Class A(a)	1.1	2,024,470
47,932	Dollar General Corp.	1.1	2,113,322
82,131	Johnson Controls, Inc.(a)	1.3	2,521,422
38,880	NIKE, Inc., Class B	1.1	2,006,208
2,280	priceline.com, Inc.†	0.8	1,416,336
31,668	Starbucks Corp.	0.9	1,698,038
29,870	Walt Disney Co. (The)	0.8	1,487,227
430,857	Other Securities	10.1	18,834,216
			35,631,765
Consumer Staples — 8.3%
90,625	Coca-Cola Co. (The)	1.8	3,285,156
14,135	Costco Wholesale Corp.	0.8	1,396,114
17,422	Diageo PLC ADR	1.1	2,031,057
40,974	Philip Morris International, Inc.	1.8	3,427,065
93,120	Other Securities	2.8	5,312,924
			15,452,316
Energy — 5.6%
91,814	Cobalt International Energy, Inc.†	1.2	2,254,952
53,154	Schlumberger, Ltd.	2.0	3,683,040
156,657	Other Securities	2.4	4,528,003
			10,465,995
Financials — 5.7%
22,106	Camden Property Trust‡	0.8	1,507,850
33,478	Capital One Financial Corp.	1.0	1,939,381
210,973	Other Securities	3.9	7,249,356
			10,696,587
Health Care — 13.1%
19,560	Alexion Pharmaceuticals, Inc.† (a)	1.0	1,834,923
14,833	Allergan, Inc.	0.7	1,360,631
11,784	Biogen Idec, Inc.	0.9	1,728,359
18,237	Celgene Corp.†	0.8	1,435,617
46,762	Express Scripts Holding Co.	1.4	2,525,148
78,613	Hologic, Inc.(a)	0.9	1,574,618
45,329	Teva Pharmaceutical Industries, Ltd. ADR	0.9	1,692,585
48,164	WellPoint, Inc.(a)	1.6	2,934,151
154,397	Other Securities	4.9	9,361,168
			24,447,200

Shares	Percentage of Net Assets (%)	Value
Industrials — 10.9%
19,825	Caterpillar, Inc.	1.0	$1,775,924
89,490	CSX Corp.	0.9	1,765,638
28,545	Fastenal Co.(a)	0.7	1,332,766
36,664	Fluor Corp.	1.2	2,153,643
26,785	Joy Global, Inc.(a)	0.9	1,708,347
14,255	Union Pacific Corp.	1.0	1,792,139
166,202	Other Securities	5.2	9,692,615
			20,221,072
Information Technology — 30.1%
62,744	Acme Packet, Inc.† (a)	0.7	1,387,897
27,532	Apple, Inc.	7.9	14,675,382
23,305	Baidu, Inc. ADR† (a)	1.3	2,337,258
44,164	Citrix Systems, Inc.(a)	1.6	2,903,783
17,750	Cognizant Technology Solutions Corp., Class A†	0.7	1,314,388
62,495	eBay, Inc.†	1.7	3,188,495
58,920	EMC Corp.†	0.8	1,490,676
4,564	Google, Inc., Class A†	1.7	3,237,565
11,933	International Business Machines Corp.	1.2	2,285,766
86,085	Microsoft Corp.	1.2	2,301,052
41,992	Oracle Corp.	0.7	1,399,173
98,613	QUALCOMM, Inc.	3.3	6,115,978
29,824	Visa, Inc., Class A	2.4	4,520,722
174,532	Western Union Co. (The)	1.3	2,375,381
164,748	Other Securities	3.6	6,619,653
			56,153,169
Materials — 5.2%
22,766	Monsanto Co.	1.2	2,154,802
35,360	Mosaic Co. (The)	1.1	2,002,437
8,293	Sherwin-Williams Co. (The)	0.7	1,275,629
91,088	Other Securities	2.2	4,151,812
			9,584,680
Telecommunication Services — 1.0%
32,850	Verizon Communications, Inc.	0.8	1,421,420
11,450	Other Securities	0.2	469,004
			1,890,424
Utilities — 0.0%
1,480	Other Securities	0.0	63,270

Total Common Stock
(Cost $151,523,255)			184,606,478

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2012

Shares	Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS — 15.2%
26,397,533	Northern Institutional Liquid Asset Portfolio, 0.010% (b),(c)	14.1	$26,397,533
2,007,875	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	1.1	2,007,875

Total Short-Term Investments
(Cost $28,405,408)			28,405,408

Total Investments — 114.2%
(Cost $179,928,663)			213,011,886
Other Assets & Liabilities, Net — (14.2)%			(26,419,056)

NET ASSETS — 100.0%			$186,592,830

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $26,432,210.
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $26,397,533. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $124,857 (Note 6).

(c)	Rate shown is the 7-day effective yield as of December 31, 2012.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2012, all of the Portfolio’s investments were considered Level 1. For the year ended December 31. 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	December 31, 2012

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.7%††
Consumer Discretionary — 9.3%
10,891	Comcast Corp., Class A	0.9	$407,106
17,300	Delphi Automotive PLC(a)	1.5	661,725
10,800	Omnicom Group, Inc.	1.2	539,568
47,875	Staples, Inc.(a)	1.2	545,775
83,652	Other Securities	4.5	2,013,650
			4,167,824
Consumer Staples — 7.3%
13,266	CVS Caremark Corp.	1.4	641,411
11,090	Procter & Gamble Co. (The)	1.7	752,900
56,776	Other Securities	4.2	1,873,872
			3,268,183
Energy — 16.4%
11,525	Baker Hughes, Inc.	1.0	470,681
16,343	BP PLC ADR(a)	1.5	680,523
4,675	Chevron Corp.(a)	1.1	505,554
9,291	ConocoPhillips	1.2	538,785
16,674	Exxon Mobil Corp.	3.2	1,443,135
6,209	Marathon Petroleum Corp.	0.9	391,167
10,049	Royal Dutch Shell PLC ADR, Class A(a)	1.5	692,852
10,340	Valero Energy Corp.	0.8	352,801
67,528	Other Securities	5.2	2,310,106
			7,385,604
Financials — 27.8%
15,450	Allstate Corp. (The)	1.4	620,626
29,632	American International Group, Inc.†	2.3	1,046,010
15,650	Axis Capital Holdings, Ltd.(a)	1.2	542,116
56,300	Bank of America Corp.	1.4	653,080
5,639	Berkshire Hathaway, Inc., Class B	1.1	505,818
29,396	Citigroup, Inc.	2.6	1,162,906
17,873	Discover Financial Services(a)	1.5	689,004
15,575	Invesco, Ltd.	0.9	406,352
30,510	JPMorgan Chase & Co.	3.0	1,341,524
23,225	MetLife, Inc.	1.7	765,032
17,425	Morgan Stanley	0.7	333,166
12,279	PNC Financial Services Group, Inc.	1.6	715,989
29,875	UBS AG(a)	1.0	470,232

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
115,811	Other Securities	7.4	$3,273,699
			12,525,554
Health Care — 11.1%
10,737	Abbott Laboratories	1.6	703,273
5,575	Becton Dickinson and Co.(a)	1.0	435,909
9,268	Eli Lilly & Co.	1.0	457,098
17,009	Merck & Co., Inc.(a)	1.5	696,348
35,471	Pfizer, Inc.	2.0	889,613
37,746	Other Securities	4.0	1,824,687
			5,006,928
Industrials — 8.3%
6,300	Eaton Corp. PLC(a)	0.8	341,460
23,050	General Electric Co.	1.1	483,820
4,675	L-3 Communications Holdings, Inc., Class 3	0.8	358,199
19,550	Masco Corp.	0.7	325,703
9,137	Northrop Grumman Corp.	1.4	617,478
89,333	Other Securities	3.5	1,617,566
			3,744,226
Information Technology — 10.8%
18,700	Cisco Systems, Inc.	0.8	367,455
575	Google, Inc., Class A†	0.9	407,888
46,700	Hewlett-Packard Co.	1.5	665,475
13,098	Microsoft Corp.	0.8	350,109
17,700	Oracle Corp.	1.3	589,764
14,825	TE Connectivity, Ltd.	1.2	550,304
92,428	Other Securities	4.3	1,933,488
			4,864,483
Materials — 3.0%
6,870	LyondellBasell Industries NV, Class A	0.9	392,208
15,392	Other Securities	2.1	940,172
			1,332,380
Telecommunication Services — 2.0%
11,950	AT&T, Inc.	0.9	402,834
8,537	Verizon Communications, Inc.(a)	0.8	369,396
6,435	Other Securities	0.3	142,471
			914,701
Utilities — 2.7%
6,075	Entergy Corp.(a)	0.8	387,281
18,370	PPL Corp.(a)	1.2	525,933

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2012

Shares	Percentage of Net Assets (%)	Value
Utilities (continued)
11,485	Other Securities	0.7	$305,518
			1,218,732
Total Common Stock
(Cost $40,099,694)			44,428,615

SHORT-TERM INVESTMENTS — 22.6%
9,489,195	Northern Institutional Liquid Asset Portfolio, 0.010% (b),(c)	21.1	9,489,195
678,662	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	1.5	678,662

Total Short-Term Investments
(Cost $10,167,857)			10,167,857

Total Investments — 121.3%
(Cost $50,267,551)			54,596,472
Other Assets & Liabilities, Net — (21.3)%			(9,576,440)

NET ASSETS — 100.0%			$45,020,032

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $9,367,300 (Note 6).
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $9,489,195. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,424 (Note 6).

(c)	Rate shown is the 7-day effective yield as of December 31, 2012.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2012, all of the Portfolio’s investments were considered Level 1. For the year ended December 31. 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	December 31, 2012

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 19.8%
1,676	Ameristar Casinos, Inc.(a)	0.6	$43,978
812	ANN, Inc.	0.4	27,478
750	Cabela's, Inc.	0.4	31,312
992	Cheesecake Factory, Inc. (The)(a)	0.4	32,458
587	Coinstar, Inc.(a)	0.4	30,530
461	Cracker Barrel Old Country Store, Inc.	0.4	29,624
788	Domino's Pizza, Inc.(a)	0.5	34,317
530	Hibbett Sports, Inc.† (a)	0.4	27,931
490	HSN, Inc.(a)	0.4	26,989
600	Life Time Fitness, Inc.† (a)	0.4	29,526
1,510	Pier 1 Imports, Inc.(a)	0.4	30,200
62,739	Other Securities	15.1	1,091,787
			1,436,130
Consumer Staples — 7.3%
990	B&G Foods, Inc., Class A(a)	0.4	28,027
27,128	Other Securities	6.9	499,854
			527,881
Energy — 2.6%
11,210	Other Securities	2.6	189,193
			189,193
Financials — 10.8%
1,424	CBL & Associates Properties, Inc.(a)	0.4	30,203
2,840	Glimcher Realty Trust	0.4	31,496
1,280	Greenlight Capital Re, Ltd., Class A	0.4	29,542
1,270	Omega Healthcare Investors, Inc. (a)	0.4	30,289
495	SVB Financial Group	0.4	27,705
670	Texas Capital Bancshares, Inc.† (a)	0.4	30,029
469	World Acceptance Corp.(a)	0.5	34,969
33,212	Other Securities	7.9	570,019
			784,252
Health Care — 16.5%
894	Air Methods Corp.(a)	0.5	32,980
1,564	Alkermes PLC(a)	0.4	28,965
806	Centene Corp.†	0.5	33,046
1,243	Cubist Pharmaceuticals, Inc.(a)	0.7	52,281

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
1,390	Emeritus Corp.	0.5	$34,361
1,290	HealthSouth Corp.(a)	0.4	27,232
512	Jazz Pharmaceuticals PLC(a)	0.4	27,238
1,080	Owens & Minor, Inc.(a)	0.4	30,791
903	Pharmacyclics, Inc.†	0.7	52,284
790	STERIS Corp.	0.4	27,437
57,003	Other Securities	11.6	848,048
			1,194,663
Industrials — 16.1%
566	3D Systems Corp.† (a)	0.4	30,196
1,380	Avis Budget Group, Inc.† (a)	0.4	27,352
1,260	CAI International, Inc.† (a)	0.4	27,657
419	Chart Industries, Inc.†	0.4	27,935
803	HEICO Corp.(a)	0.5	35,942
1,090	MasTec, Inc.(a)	0.4	27,174
885	Old Dominion Freight Line, Inc.	0.4	30,338
1,896	TAL International Group, Inc.(a)	0.9	68,977
2,330	US Airways Group, Inc.(a)	0.4	31,455
1,250	USG Corp.(a)	0.5	35,087
42,633	Other Securities	11.4	825,884
			1,167,997
Information Technology — 17.7%
1,027	Cirrus Logic, Inc.	0.4	29,752
426	CommVault Systems, Inc.† (a)	0.4	29,696
934	Fair Isaac Corp.	0.5	39,256
1,594	Heartland Payment Systems, Inc.(a)	0.6	47,023
481	Manhattan Associates, Inc.	0.4	29,023
430	MAXIMUS, Inc.	0.4	27,184
440	WEX, Inc.(a)	0.5	33,163
65,581	Other Securities	14.5	1,042,217
			1,277,314
Materials — 7.3%
3,675	Myers Industries, Inc.(a)	0.8	55,676
700	Schweitzer-Mauduit International, Inc.	0.4	27,321
22,313	Other Securities	6.1	443,518
			526,515
Telecommunication Services — 0.9%
6,300	Other Securities	0.9	65,434
			65,434

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2012

Shares	Percentage of Net Assets (%)	Value
Utilities — 0.1%
360	Other Securities	0.1	$9,576

Total Common Stock
(Cost $6,349,114)			7,178,955

SHORT-TERM INVESTMENTS — 44.7%
3,153,425	Northern Institutional Liquid Asset Portfolio, 0.010% (b),(c)	43.6	3,153,425
80,931	Northern Trust Institutional Government Select Portfolio, 0.010% (c)	1.1	80,931

Total Short-Term Investments
(Cost $3,234,356)			3,234,356

Total Investments — 143.8%
(Cost $9,583,470)			10,413,311
Other Assets & Liabilities, Net — (43.8)%			(3,172,920)

NET ASSETS — 100.0%			$7,240,391

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $3,154,548 (Note 6).
(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $3,153,425. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $33,599 (Note 6).

(c)	Rate shown is the 7-day effective yield as of December 31, 2012.

PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2012, all of the Portfolio’s investments were considered Level 1. For the year ended December 31. 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	December 31, 2012

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 16.0%
2,175	Ameristar Casinos, Inc.	0.6	$57,072
1,223	Bob Evans Farms, Inc.	0.5	49,165
670	Group 1 Automotive, Inc.	0.4	41,533
1,767	Scholastic Corp.	0.5	52,233
89,596	Other Securities	14.0	1,355,363
			1,555,366
Consumer Staples — 4.4%
4,387	Pantry, Inc. (The)	0.6	53,214
880	Universal Corp.	0.5	43,921
21,953	Other Securities	3.3	328,427
			425,562
Energy — 0.9%
3,946	Other Securities	0.9	89,045
			89,045
Financials — 42.3%
1,450	Alterra Capital Holdings, Ltd.	0.4	40,876
6,399	American Equity Investment Life Holding Co.	0.8	78,132
8,810	Ashford Hospitality Trust, Inc.	1.0	92,593
6,906	Boston Private Financial Holdings, Inc.	0.6	62,223
6,869	Calamos Asset Management, Inc., Class A	0.7	72,605
2,028	CBL & Associates Properties, Inc.	0.4	43,014
1,891	Chemical Financial Corp.	0.5	44,930
6,544	CNO Financial Group, Inc.	0.6	61,056
1,703	DuPont Fabros Technology, Inc.	0.4	41,144
1,329	EPR Properties	0.6	61,280
2,534	Equity One, Inc.	0.5	53,239
1,519	FBL Financial Group, Inc., Class A	0.5	51,965
10,726	First Busey Corp.	0.5	49,876
11,715	First Commonwealth Financial Corp.	0.8	79,896
1,149	First Financial Bankshares, Inc.	0.5	44,822
3,961	FirstMerit Corp.	0.6	56,207
3,947	FNB Corp.	0.4	41,917

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
4,780	Hanmi Financial Corp.	0.7	$64,960
2,090	Invesco Mortgage Capital, Inc.	0.4	41,194
7,050	iStar Financial, Inc.†	0.6	57,458
5,348	Maiden Holdings, Ltd.	0.5	49,148
4,560	MB Financial, Inc.	0.9	90,060
9,594	National Penn Bancshares, Inc.	0.9	89,416
8,320	NorthStar Realty Finance Corp.	0.6	58,573
2,698	Pennsylvania Real Estate Investment Trust	0.5	47,593
2,820	PrivateBancorp, Inc., Class A	0.5	43,202
2,059	Republic Bancorp, Inc., Class A	0.5	43,507
4,525	Susquehanna Bancshares, Inc.	0.5	47,422
4,649	Webster Financial Corp.	1.0	95,537
168,717	Other Securities	24.9	2,394,997
			4,098,842
Health Care — 6.5%
1,513	Magellan Health Services, Inc.†	0.8	74,137
50,732	Other Securities	5.7	554,562
			628,699
Industrials — 10.3%
9,669	Aircastle, Ltd.	1.3	121,249
926	Belden, Inc.	0.4	41,661
1,680	Layne Christensen Co.	0.4	40,773
2,787	Miller Industries, Inc.	0.5	42,502
2,650	SeaCube Container Leasing, Ltd.	0.5	49,952
2,198	TAL International Group, Inc.	0.8	79,963
34,039	Other Securities	6.4	621,133
			997,233
Information Technology — 6.8%
2,894	OmniVision Technologies, Inc.	0.4	40,748
1,778	ScanSource, Inc.†	0.6	56,487
4,668	XO Group, Inc.†	0.4	43,412
41,435	Other Securities	5.4	515,221
			655,868

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	December 31, 2012

Shares	Percentage of Net Assets (%)	Value
Materials — 7.7%
1,818	Coeur d'Alene Mines Corp.	0.5	$44,723
950	Kaiser Aluminum Corp.	0.6	58,605
3,124	Myers Industries, Inc.	0.5	47,328
1,721	Sensient Technologies Corp.	0.6	61,199
37,194	Other Securities	5.5	536,560
			748,415
Telecommunication Services — 0.4%
4,304	Other Securities	0.4	44,621
			44,621
Utilities — 3.8%
11,865	Other Securities	3.8	364,962
			364,962
Total Common Stock
(Cost $8,474,923)			9,608,613

SHORT-TERM INVESTMENT — 0.8%
77,029	Northern Trust Institutional Government Select Portfolio, 0.010% (a)	0.8	77,029

Total Short-Term Investment
(Cost $77,029)			77,029

Total Investments — 99.9%
(Cost $8,551,952)			9,685,642
Other Assets & Liabilities, Net — 0.1%			9,228

NET ASSETS — 100.0%			$9,694,870

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of December 31, 2012.

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2012, all of the Portfolio’s investments were considered Level 1. For the year ended December 31. 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	December 31, 2012

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.2%
Consumer Discretionary — 12.0%
3,762	Amazon.com, Inc.	0.6	$944,789
20,821	Comcast Corp., Class A	0.5	778,289
13,470	Home Depot, Inc. (The)	0.5	833,119
10,704	McDonald's Corp.	0.6	944,200
17,668	Walt Disney Co. (The)	0.6	879,690
513,188	Other Securities	9.2	14,713,246
			19,093,333
Consumer Staples — 9.6%
20,975	Altria Group, Inc.	0.4	659,035
44,365	Coca-Cola Co. (The)	1.0	1,608,231
13,542	CVS Caremark Corp.	0.4	654,756
16,757	PepsiCo, Inc.	0.7	1,146,682
17,257	Philip Morris International, Inc.	0.9	1,443,375
29,702	Procter & Gamble Co. (The)	1.3	2,016,469
17,795	Wal-Mart Stores, Inc.	0.8	1,214,153
164,150	Other Securities	4.1	6,538,202
			15,280,903
Energy — 10.4%
21,299	Chevron Corp.	1.5	2,303,274
13,181	ConocoPhillips	0.5	764,366
49,512	Exxon Mobil Corp.	2.7	4,285,264
8,916	Occidental Petroleum Corp.	0.4	683,055
14,604	Schlumberger, Ltd.	0.7	1,011,911
228,142	Other Securities	4.6	7,530,222
			16,578,092
Financials — 16.5%
9,875	American Express Co.	0.4	567,615
117,248	Bank of America Corp.	0.9	1,360,077
20,222	Berkshire Hathaway, Inc., Class B	1.2	1,813,913
31,840	Citigroup, Inc.	0.8	1,259,590
4,950	Goldman Sachs Group, Inc. (The)	0.4	631,422
41,309	JPMorgan Chase & Co.	1.1	1,816,357
19,409	U.S. Bancorp	0.4	619,923
52,592	Wells Fargo & Co.	1.2	1,797,595
625,837	Other Securities	10.0	16,532,302
			26,398,794

Shares	Percentage of Net Assets (%)	Value
Health Care — 11.4%
17,125	Abbott Laboratories	0.7	$1,121,687
6,575	Amgen, Inc.	0.4	567,554
30,060	Johnson & Johnson	1.3	2,107,206
30,730	Merck & Co., Inc.	0.8	1,258,086
79,912	Pfizer, Inc.	1.3	2,004,193
282,864	Other Securities	6.9	11,152,373
			18,211,099
Industrials — 10.9%
7,385	3M Co.	0.4	685,697
7,515	Boeing Co. (The)	0.4	566,330
7,299	Caterpillar, Inc.	0.4	653,844
113,921	General Electric Co.	1.5	2,391,202
4,572	Union Pacific Corp.	0.4	574,792
7,921	United Parcel Service, Inc., Class B	0.4	584,015
10,187	United Technologies Corp.	0.5	835,436
318,736	Other Securities	6.9	11,119,458
			17,410,774
Information Technology — 18.3%
10,200	Apple, Inc.	3.4	5,436,906
57,648	Cisco Systems, Inc.	0.7	1,132,783
12,050	eBay, Inc.†	0.4	614,791
22,779	EMC Corp.†	0.3	576,309
2,720	Google, Inc., Class A†	1.2	1,929,486
54,018	Intel Corp.	0.7	1,114,391
11,525	International Business Machines Corp.	1.4	2,207,614
86,862	Microsoft Corp.	1.5	2,321,821
40,280	Oracle Corp.	0.9	1,342,130
18,750	QUALCOMM, Inc.	0.8	1,162,875
5,550	Visa, Inc., Class A	0.5	841,269
477,723	Other Securities	6.5	10,537,671
			29,218,046
Materials — 3.9%
167,149	Other Securities	3.9	6,300,384
			6,300,384
Telecommunication Services — 2.7%
61,699	AT&T, Inc.	1.3	2,079,873
31,013	Verizon Communications, Inc.	0.9	1,341,933
80,760	Other Securities	0.5	945,425
			4,367,231

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	December 31, 2012

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.5%
154,989	Other Securities	3.5	$5,597,640
			5,597,640
Total Common Stock
(Cost $88,191,615)			158,456,296

RIGHT — 0.0%

Number Of Rights
1,600	Other Securities (Cost $—)	0.0	176

WARRANT — 0.0%
1	Other Securities (Cost $—)	0.0	—

SHORT-TERM INVESTMENT — 9.9%
15,766,844	Northern Institutional Liquid Asset Portfolio, 0.010% (a),(b)	9.9	15,766,844

Total Short-Term Investment
(Cost $15,766,844)			15,766,844

Total Investments — 109.1%
(Cost $103,958,459)			174,223,316
Other Assets & Liabilities, Net — (9.1)%			(14,459,628)

NET ASSETS — 100.0%			$159,763,688

†	Non-income producing security.
(a)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $15,766,844. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $40,620 (Note 6).

(b)	Rate shown is the 7-day effective yield as of December 31, 2012.

Ltd. — Limited

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of December 31, 2012, all of the Portfolio’s investments were considered Level 1, except for Allos Therapeutics Rights, Hyster-Yale Materials Handling, Inc., Magnum Hunter Resources Corp. Warrant, Orleans Homebuilders, Inc. and Trico Marine Services, Inc. which are Level 3. At December 31, 2012, these investments were valued at $9,936. The value of Level 3 investments at December 31, 2011 was zero. A reconciliation of Level 3 investments is only presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the year ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 119.4%
Consumer Discretionary — 14.2%
2,600	Advance Auto Parts, Inc.(a)	$188,110
4,100	Amazon.com, Inc.(a)	1,029,674
4,800	Bed Bath & Beyond, Inc.(a)	268,368
7,800	CBS Corp., Class B(a)	296,790
7,210	Coach, Inc.(a)	400,227
45,550	Comcast Corp., Class A(a)	1,702,658
5,100	Dick's Sporting Goods, Inc.(a)(b)	231,999
9,300	Dollar Tree, Inc.(a)	377,208
10,100	DR Horton, Inc.(a)(b)	199,778
8,750	Foot Locker, Inc.(a)	281,050
16,900	Ford Motor Co.(a)(b)	218,855
7,650	GameStop Corp., Class A(a)(b)	191,939
7,300	Gannett Co., Inc.(a)	131,473
10,500	Gap, Inc. (The)(a)	325,920
2,950	Genuine Parts Co.(a)	187,561
24,840	Home Depot, Inc. (The)(a)	1,536,354
4,200	Jarden Corp.(a)(b)	217,140
4,100	Lear Corp.(a)	192,044
6,600	Lennar Corp., Class A(a)(b)	255,222
3,000	Liberty Global, Inc., Class A †(a)	188,970
38,600	Lowe's Cos., Inc.	1,371,072
7,100	Macy's, Inc.(a)	277,042
7,550	Mattel, Inc.(a)(b)	276,481
14,130	McDonald's Corp.(a)	1,246,407
5,550	Meredith Corp.(a)(b)	191,198
4,000	Michael Kors Holdings, Ltd.(a)(b)	204,120
11,600	News Corp., Class A(a)	296,264
21,860	NIKE, Inc., Class B(a)	1,127,976
5,200	Omnicom Group, Inc.(a)	259,792
4,000	PetSmart, Inc.(a)	273,360
400	priceline.com, Inc. †(a)	248,480
2,290	Ralph Lauren Corp., Class A(a)	343,317
10,600	Regis Corp.(a)(b)	179,352
4,350	Ross Stores, Inc.(a)	235,553
2,400	Stanley Black & Decker, Inc.(a)	177,528
25,420	Staples, Inc.(a)(b)	289,788
17,860	Starbucks Corp.(a)	957,653
15,000	Time Warner Cable, Inc., Class A	1,457,850
22,790	Time Warner, Inc.(a)	1,090,046
10,500	TJX Cos., Inc.(a)	445,725
5,700	Urban Outfitters, Inc.(a)	224,352
9,200	VF Corp.	1,388,924
22,960	Viacom, Inc., Class B(a)	1,210,910

Shares	Value
Consumer Discretionary (continued)
10,400	Walt Disney Co. (The)(a)	$517,816
5,900	Williams-Sonoma, Inc.(a)	258,243
4,600	Wyndham Worldwide Corp.(a)	244,766
24,000	Yum! Brands, Inc.(a)	1,593,600
		24,808,955
Consumer Staples — 12.8%
9,350	Altria Group, Inc.(a)	293,777
68,400	Coca-Cola Co. (The)(a)	2,479,500
1,800	Colgate-Palmolive Co.(a)	188,172
3,700	Costco Wholesale Corp.(a)	365,449
68,690	CVS Caremark Corp.(a)	3,321,161
10,500	Dr. Pepper Snapple Group, Inc.(a)	463,890
17,490	Estee Lauder Cos., Inc. (The), Class A(a)	1,046,951
4,500	Hormel Foods Corp.(a)(b)	140,445
3,750	Kimberly-Clark Corp.(a)	316,613
10,546	Kraft Foods Group, Inc.(a)	479,527
16,200	Kroger Co. (The)(a)(b)	421,524
12,880	Lorillard, Inc.(a)	1,502,710
18,400	McCormick & Co., Inc.(b)	1,168,952
10,800	Mondelez International, Inc., Class A(a)	275,076
2,900	Monster Beverage Corp.(a)	153,352
29,400	PepsiCo, Inc.(a)	2,011,842
41,710	Philip Morris International, Inc.(a)	3,488,623
23,420	Procter & Gamble Co. (The)(a)	1,589,984
4,900	Reynolds American, Inc.(a)	203,007
7,850	Safeway, Inc.(a)(b)	142,007
6,600	Tyson Foods, Inc., Class A(a)	128,040
4,150	Universal Corp.(a)(b)	207,127
8,000	Walgreen Co.(a)	296,080
21,110	Wal-Mart Stores, Inc.(a)	1,440,335
2,450	Whole Foods Market, Inc.(a)	223,759
		22,347,903
Energy — 13.1%
7,490	Apache Corp.(a)	587,965
5,000	Atwood Oceanics, Inc. †(a)(b)	228,950
9,980	Cameron International Corp.(a)	563,471
25,450	Chevron Corp.(a)	2,752,163
5,290	Concho Resources, Inc.(a)(b)	426,162
7,500	ConocoPhillips(a)	434,925

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2012

Shares	Value
Energy (continued)
4,300	Diamond Offshore Drilling, Inc.(a)(b)	$292,228
8,960	Ensco PLC, Class A(a)	531,149
3,100	EOG Resources, Inc.(a)	374,449
30,230	EQT Corp.(a)(b)	1,782,965
51,740	Exxon Mobil Corp.(a)	4,478,097
18,300	Halliburton Co.(a)	634,827
3,800	Helmerich & Payne, Inc.(a)(b)	212,838
6,500	HollyFrontier Corp.(a)	302,575
30,200	Kinder Morgan, Inc.(a)	1,066,966
11,100	Marathon Oil Corp.(a)	340,326
18,855	Marathon Petroleum Corp.(a)	1,187,865
7,850	Murphy Oil Corp.(a)(b)	467,468
12,340	National Oilwell Varco, Inc.(a)	843,439
14,820	Occidental Petroleum Corp.(a)	1,135,360
16,130	Phillips 66(a)	856,503
18,200	Royal Dutch Shell PLC ADR, Class A(b)	1,254,890
4,900	Schlumberger, Ltd.(a)	339,521
37,700	Seadrill, Ltd.(b)	1,387,360
7,100	Valero Energy Corp.(a)	242,252
		22,724,714
Financials — 17.1%
4,300	American Express Co.(a)	247,164
6,450	American Financial Group, Inc.	254,904
5,200	American International Group, Inc. †(a)	183,560
10,790	American Tower Corp., Class A(a)	833,743
13,890	Ameriprise Financial, Inc.(a)(b)	869,931
19,800	Apartment Investment & Management Co., Class A(a)	535,788
5,200	Assurant, Inc.(a)	180,440
12,650	BancorpSouth, Inc.(a)(b)	183,931
61,800	Bank of America Corp.	716,880
18,980	Berkshire Hathaway, Inc., Class B(a)	1,702,506
7,400	BlackRock, Inc., Class A(a)	1,529,654
3,400	Boston Properties, Inc.(a)(b)	359,754
21,940	Capital One Financial Corp.(a)	1,270,984
12,100	Charles Schwab Corp. (The)(a)(b)	173,756
5,200	Chubb Corp. (The)(a)	391,664
29,600	Citigroup, Inc.(a)	1,170,976
7,300	CNA Financial Corp.(a)	204,473
6,338	Commerce Bancshares, Inc.(a)(b)	222,210

Shares	Value
Financials (continued)
19,000	Cullen/Frost Bankers, Inc.(b)	$1,031,130
7,450	Discover Financial Services(a)	287,198
8,600	Equity One, Inc.(a)	180,686
13,800	Fifth Third Bancorp(a)	209,622
1,500	Franklin Resources, Inc.(a)	188,550
4,000	Goldman Sachs Group, Inc. (The)	510,240
14,610	Hartford Financial Services Group, Inc.(a)	327,848
46,930	Huntington Bancshares, Inc.(a)	299,883
9,000	International Bancshares Corp.(a)(b)	162,450
31,900	Invesco, Ltd.(a)	832,271
81,090	JPMorgan Chase & Co.(a)	3,565,527
6,800	Legg Mason, Inc.(b)	174,896
6,000	Leucadia National Corp.(a)(b)	142,740
19,450	Lincoln National Corp.(a)(b)	503,755
2,680	M&T Bank Corp.(a)(b)	263,900
22,410	MetLife, Inc.(a)	738,185
33,750	NASDAQ OMX Group, Inc. (The)(a)	844,088
91,000	New York Community Bancorp, Inc.(b)	1,192,100
8,700	Platinum Underwriters Holdings, Ltd.(a)	400,200
17,330	PNC Financial Services Group, Inc.(a)	1,010,512
3,600	Prudential Financial, Inc.(a)	191,988
13,020	Raymond James Financial, Inc.(a)	501,661
27,280	Regions Financial Corp.(a)	194,234
3,000	Reinsurance Group of America, Inc., Class A(a)	160,560
2,400	RenaissanceRe Holdings, Ltd.(a)	195,024
5,000	State Street Corp.(a)	235,050
7,800	SunTrust Banks, Inc.(a)	221,130
10,800	U.S. Bancorp(a)	344,952
9,300	Unum Group(a)	193,626
98,230	Wells Fargo & Co.(a)	3,357,501
7,700	XL Group PLC, Class A(a)	192,962
		29,686,787
Health Care — 13.4%
42,510	Abbott Laboratories(a)	2,784,404
4,600	Aetna, Inc.(a)(b)	212,980
5,000	Agilent Technologies, Inc.(a)	204,700
1,700	Alexion Pharmaceuticals, Inc. †(a)	159,477

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2012

Shares	Value
Health Care (continued)
4,100	Allergan, Inc.(a)	$376,093
4,700	AmerisourceBergen Corp., Class A(a)(b)	202,946
5,700	Amgen, Inc.(a)	492,024
4,270	Baxter International, Inc.(a)	284,638
2,000	Biogen Idec, Inc.(a)	293,340
7,110	BioMarin Pharmaceutical, Inc.(a)	350,168
35,000	Boston Scientific Corp. †(a)	200,550
6,600	Bristol-Myers Squibb Co.(a)(b)	215,094
4,400	Cardinal Health, Inc.(a)	181,192
5,200	Catamaran Corp.(a)	244,972
5,300	Celgene Corp. †(a)	417,216
3,200	Cerner Corp.(a)	248,448
4,150	Cigna Corp.(a)	221,859
5,000	Covance, Inc. †(a)(b)	288,850
3,900	Covidien PLC(a)	225,186
18,700	Elan Corp. PLC ADR †(a)	190,927
10,400	Eli Lilly & Co.(a)	512,928
10,670	Express Scripts Holding Co.(a)	576,180
11,930	Gilead Sciences, Inc.(a)	876,259
6,360	Hanger, Inc. †(a)(b)	174,010
13,550	HCA Holdings, Inc.(a)	408,804
9,250	Hospira, Inc.(a)	288,970
5,500	Illumina, Inc. †(a)(b)	305,745
16,500	Johnson & Johnson(a)	1,156,650
2,450	McKesson Corp.(a)	237,552
3,570	Medivation, Inc. †(a)(b)	182,641
7,300	Medtronic, Inc.(a)	299,446
21,000	Merck & Co., Inc.(a)	859,740
5,400	Mylan, Inc. †(a)	148,392
7,100	Novo Nordisk ADR	1,158,791
6,660	Onyx Pharmaceuticals, Inc. †(a)(b)	503,030
157,560	Pfizer, Inc.(a)	3,951,604
456	Prothena Corp. PLC(a)	3,343
3,210	Regeneron Pharmaceuticals, Inc.(a)	549,135
3,400	Teleflex, Inc.(a)	242,454
10,630	Thoratec Corp. †(a)	398,838
4,000	United Therapeutics Corp.(a)(b)	213,680
7,300	UnitedHealth Group, Inc.(a)	395,952
10,300	Valeant Pharmaceuticals International, Inc.(a)	615,631
2,360	Varian Medical Systems, Inc.(a)(b)	165,766
4,700	Watson Pharmaceuticals, Inc.(a)	404,200

Shares	Value
Health Care (continued)
3,200	WellCare Health Plans, Inc.(a)	$155,808
8,730	WellPoint, Inc.(a)(b)	531,832
4,300	Zimmer Holdings, Inc.(a)(b)	286,638
		23,399,083
Industrials — 13.0%
5,300	3M Co.(a)	492,105
7,000	Babcock & Wilcox Co. (The)(a)	183,400
14,940	Boeing Co. (The)(a)	1,125,878
3,500	Carlisle Cos., Inc.(a)	205,660
17,300	Caterpillar, Inc.(a)	1,549,734
5,300	Chicago Bridge & Iron Co. NV(a)(b)	245,655
11,000	Covanta Holding Corp.(a)	202,620
5,950	Cummins, Inc.(a)	644,683
18,600	Danaher Corp.(a)	1,039,740
13,000	Delta Air Lines, Inc.(a)	154,310
9,000	Deluxe Corp.(a)(b)	290,160
7,000	Donaldson Co., Inc.(a)	229,880
24,900	Eaton Corp. PLC(a)	1,349,580
27,400	Emerson Electric Co.(a)	1,451,104
5,840	FedEx Corp.(a)	535,645
1,750	Flowserve Corp.(a)	256,900
3,150	Gardner Denver, Inc.(a)	215,775
4,400	General Dynamics Corp.(a)	304,788
96,510	General Electric Co.(a)	2,025,745
5,900	Honeywell International, Inc.(a)	374,473
1	Huntington Ingalls Industries, Inc.(a)	43
3,150	Illinois Tool Works, Inc.(a)	191,552
17,500	Ingersoll-Rand PLC(a)	839,300
3,700	Landstar System, Inc.(a)(b)	194,102
3,000	Northrop Grumman Corp.(a)(b)	202,740
7,500	Oshkosh Corp.(a)	222,375
23,100	PACCAR, Inc.(b)	1,044,351
2,150	Parker Hannifin Corp.(a)	182,879
3,710	Precision Castparts Corp.(a)	702,748
9,850	Raytheon Co.(a)	566,966
1,900	Rockwell Automation, Inc.(a)	159,581
4,350	Snap-on, Inc.(a)	343,607
20,150	Southwest Airlines Co.(a)	206,336
3,000	Triumph Group, Inc.(a)(b)	195,900
19,110	Union Pacific Corp.(a)	2,402,509
6,100	United Parcel Service, Inc., Class B(a)	449,753

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2012

Shares	Value
Industrials (continued)
14,640	United Technologies Corp.(a)	$1,200,626
3,700	URS Corp.(a)	145,262
2,700	Wabtec Corp.(a)	236,358
1,000	WW Grainger, Inc.(a)(b)	202,370
		22,567,193
Information Technology — 22.3%
31,600	Accenture PLC, Class A(a)	2,101,400
15,400	Activision Blizzard, Inc.(a)(b)	163,548
11,520	Adobe Systems, Inc.(a)	434,074
14,970	ADTRAN, Inc.(a)(b)	292,514
14,410	Altera Corp.(a)(b)	496,280
12,235	Apple, Inc.(a)	6,521,621
5,070	Atmel Corp.(a)	33,209
22,890	Broadcom Corp., Class A(a)	760,177
6,100	CA, Inc.(a)	134,078
15,000	Cadence Design Systems, Inc.(a)	202,650
7,000	Check Point Software Technologies, Ltd.(a)(b)	333,480
34,500	Cisco Systems, Inc.(a)	677,925
4,990	Citrix Systems, Inc.(a)	328,093
12,030	Cognizant Technology Solutions Corp., Class A †(a)	890,822
26,200	Corning, Inc.(a)	330,644
18,200	Dell, Inc.(a)	184,366
4,800	Diebold, Inc.(a)	146,928
7,250	eBay, Inc. †(a)	369,895
11,000	Electronic Arts, Inc. †(a)(b)	159,830
30,280	EMC Corp. †(a)	766,084
1,800	FactSet Research Systems, Inc.(a)(b)	158,508
30,000	Fidelity National Information Services, Inc.	1,044,300
7,500	Fortinet, Inc.(a)	158,025
13,000	Genpact, Ltd.(a)	201,500
3,360	Google, Inc., Class A †(a)	2,383,483
9,000	Hewlett-Packard Co.(a)	128,250
5,650	IAC/InterActiveCorp.(a)	267,245
32,200	Intel Corp.(a)	664,286
13,350	International Business Machines Corp.(a)	2,557,192
31,280	Juniper Networks, Inc.(a)	615,278
4,300	KLA-Tencor Corp.(a)(b)	205,368
2,000	LinkedIn Corp., Class A †(a)	229,640
25,750	LSI Corp.(a)	182,310

Shares	Value
Information Technology (continued)
500	Mastercard, Inc., Class A(a)	$245,640
7,190	Maxim Integrated Products, Inc.(a)	211,386
36,800	Microchip Technology, Inc.(b)	1,199,312
3,900	MICROS Systems, Inc.(a)	165,516
93,200	Microsoft Corp.(a)	2,491,235
5,200	Molex, Inc.(a)(b)	142,116
35,760	Motorola Solutions, Inc.(a)	1,991,117
5,700	NetApp, Inc. †(a)	191,235
9,600	NXP Semiconductor NV(a)	253,152
42,730	Oracle Corp.(a)	1,423,764
5,200	Paychex, Inc.(a)(b)	161,928
4,900	Plantronics, Inc.(a)	180,663
45,310	QUALCOMM, Inc.(a)	2,810,125
7,350	Sourcefire, Inc.(a)(b)	347,067
29,000	STMicroelectronics NV, Class Y(a)(b)	209,960
4,600	Tech Data Corp.(a)	209,438
12,000	Teradyne, Inc.(a)(b)	202,680
9,040	Visa, Inc., Class A(a)	1,370,283
4,462	VMware, Inc., Class A(a)(b)	420,053
25,000	Xerox Corp.(a)	170,500
17,100	Yahoo!, Inc.(a)	340,290
		38,860,463
Materials — 4.8%
7,060	Albemarle Corp.(a)	438,567
26,300	Alcoa, Inc.(a)	228,284
6,100	Bemis Co., Inc.(a)(b)	204,106
2,340	CF Industries Holdings, Inc.(a)	475,394
3,660	Ecolab, Inc.(a)	263,154
3,900	FMC Corp.(a)	228,228
6,100	Freeport-McMoRan Copper & Gold, Inc.(a)	208,620
2,700	International Flavors & Fragrances, Inc.(a)(b)	179,658
4,200	International Paper Co.(a)	167,328
12,000	Louisiana-Pacific Corp.(a)	231,840
15,200	LyondellBasell Industries NV, Class A(a)	867,768
5,300	MeadWestvaco Corp.(a)	168,911
5,800	Monsanto Co.(a)	548,970
6,060	PPG Industries, Inc.(a)	820,221
3,850	Praxair, Inc.(a)(b)	421,383
5,100	Sensient Technologies Corp.(a)	181,356
1,200	Sherwin-Williams Co. (The)(a)	184,584

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	December 31, 2012

Shares	Value
Materials (continued)
42,481	Southern Copper Corp.(b)	$1,608,331
5,700	United States Steel Corp.(a)(b)	136,059
3,600	Valspar Corp.(a)	224,640
21,900	Weyerhaeuser Co.(a)	609,258
		8,396,660
Telecommunication Services — 3.5%
81,570	AT&T, Inc.(a)	2,749,725
18,109	CenturyLink, Inc.(a)(b)	708,424
72,820	Frontier Communications Corp.(a)(b)	311,670
6,920	SBA Communications Corp., Class A(a)(b)	491,458
10,000	Telephone & Data Systems, Inc.(a)(b)	221,400
4,700	United States Cellular Corp. †(a)(b)	165,628
31,640	Verizon Communications, Inc.(a)	1,369,063
		6,017,368
Utilities — 5.2%
15,000	AES Corp. (The)(a)	160,500
13,100	Ameren Corp.(a)	402,432
7,100	American Electric Power Co., Inc.(a)	303,028
5,000	American Water Works Co., Inc.(a)	185,650
11,440	Dominion Resources, Inc.(a)(b)	592,592
3,500	DTE Energy Co.(a)	210,175
5,300	Duke Energy Corp.(a)	338,140
21,260	Edison International(a)(b)	960,739
6,100	Exelon Corp.(a)	181,414
9,100	Great Plains Energy, Inc.(a)	184,821
5,700	IDACORP, Inc.(b)	247,095
13,830	ITC Holdings Corp.(a)(b)	1,063,665
24,300	NextEra Energy, Inc.(a)	1,681,317
9,500	NRG Energy, Inc.(a)	218,405
23,700	ONEOK, Inc.	1,013,175
3,800	Pinnacle West Capital Corp.(a)(b)	193,724
21,940	PPL Corp.(a)(b)	628,142
11,500	Public Service Enterprise Group, Inc.(a)	351,900
4,050	Southern Co. (The)(a)(b)	173,381
		9,090,295
Total Common Stock
(Cost $167,954,972)		207,899,421

Shares	Value
SHORT-TERM INVESTMENTS — 16.9%
27,847,290	Northern Institutional Liquid Asset Portfolio, 0.010% (c)(d)	$27,847,290
1,556,014	Northern Trust Institutional Government Select Portfolio, 0.010% (d)	1,556,014

Total Short-Term Investments
(Cost $29,403,304)		29,403,304

Total Investments — 136.3%
(Cost $197,358,276)		237,302,725
Other Assets & Liabilities, Net — (36.3)%		(63,198,106)

NET ASSETS — 100.0%		$174,104,619

†	Non-income producing security.
(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $26,550,859 (Note 6).
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security at December 31, 2012 was $27,847,290 (Note 6).
(d)	Rate shown is the 7-day effective yield as of December 31, 2012.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of December 31, 2012, all of the Portfolio’s investments in securities were considered Level 1. For the year ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short	December 31, 2012

Shares		Value
SECURITIES SOLD SHORT — (20.3)%
Consumer Discretionary — (2.9)%
4,500	AMC Networks, Inc., Class A †	$222,750
2,650	Bed Bath & Beyond, Inc.	148,162
2,900	BorgWarner, Inc.	207,698
2,140	Buffalo Wild Wings, Inc.	155,835
3,350	Choice Hotels International, Inc.	112,627
2,370	Darden Restaurants, Inc.	106,816
4,250	DIRECTV †	213,180
2,800	DSW, Inc., Class A	183,932
2,500	Family Dollar Stores, Inc.	158,525
4,970	Gap, Inc. (The)	154,269
8,800	Gentex Corp.	165,616
7,100	Guess, Inc.	174,234
6,900	Hanesbrands, Inc.	247,158
5,200	Hyatt Hotels Corp., Class A †	200,564
17,450	J.C. Penney Co., Inc.	343,939
4,550	Life Time Fitness, Inc. †	223,906
3,900	Luxottica Group ADR	161,265
4,030	Macy's, Inc.	157,251
3,000	Mohawk Industries, Inc.	271,409
2,890	Nordstrom, Inc.	154,615
6,100	Rent-A-Center, Inc., Class A	209,596
14,840	Saks, Inc. †	155,968
6,300	Sally Beauty Holdings, Inc.	148,491
5,600	Sotheby's	188,272
2,460	Tiffany & Co.	141,056
7,860	Under Armour, Inc., Class A	381,445
5,400	Valassis Communications, Inc.	139,212
		5,127,791
Consumer Staples — (1.8)%
7,000	Archer-Daniels-Midland Co.	191,730
2,600	Energizer Holdings, Inc.	207,948
6,970	General Mills, Inc.	281,658
10,280	HJ Heinz Co.	592,950
2,500	Kellogg Co.	139,625
3,000	Ralcorp Holdings, Inc.	268,950
2,500	Reynolds American, Inc.	103,575
8,000	SABMiller PLC ADR	374,320
15,700	Sysco Corp.	497,062
8,240	Tootsie Roll Industries, Inc.	213,581
3,770	Walgreen Co.	139,528
1,610	Whole Foods Market, Inc.	147,041
		3,157,968

Shares	Value
Energy — (1.6)%
30,960	Chesapeake Energy Corp.	$514,555
10,100	ConocoPhillips	585,700
5,800	FMC Technologies, Inc. †	248,414
4,900	Kinder Morgan, Inc.	173,117
23,200	Kodiak Oil & Gas Corp.	205,320
13,920	Northern Oil and Gas, Inc. †	234,134
3,000	Range Resources Corp.	188,490
1,800	SEACOR Holdings, Inc.	150,840
7,400	Southwestern Energy Co.	247,234
9,200	Ultra Petroleum Corp.	166,796
		2,714,600
Financials — (2.7)%
2,300	Affiliated Managers Group, Inc.	299,345
4,500	Alexander & Baldwin, Inc. †	132,165
9,860	Annaly Capital Management, Inc.	138,434
3,400	Aon PLC	189,040
7,400	BankUnited, Inc.	180,856
32,530	BGC Partners, Inc., Class A	112,554
6,600	Brown & Brown, Inc.	168,036
15,860	CNO Financial Group, Inc.	147,974
6,850	Eaton Vance Corp.	218,173
5,000	First Republic Bank	163,900
5,100	Hancock Holding Co.	161,874
2,600	Health Care REIT, Inc.	159,354
31,790	Janus Capital Group, Inc.	270,851
16,870	Northern Trust Corp.	846,198
6,800	Omega Healthcare Investors, Inc.	162,180
8,300	Progressive Corp. (The)	175,130
25,470	Protective Life Corp.	727,933
3,500	SL Green Realty Corp.	268,275
2,160	T Rowe Price Group, Inc.	140,681
		4,662,953
Health Care — (2.8)%
2,700	Allergan, Inc.	247,671
9,600	AmerisourceBergen Corp., Class A	414,528
1,490	Amgen, Inc.	128,617
3,950	Becton Dickinson and Co.	308,851
1,800	Bio-Rad Laboratories, Inc., Class A †	189,090
13,360	Bristol-Myers Squibb Co.	435,401
8,400	Brookdale Senior Living, Inc., Class A †	212,688

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	December 31, 2012

Shares	Value
Health Care (continued)
5,900	Charles River Laboratories International, Inc. †	$221,073
1,900	DaVita HealthCare Partners, Inc. †	210,007
3,500	Gilead Sciences, Inc.	257,075
2,450	IDEXX Laboratories, Inc.	227,360
11,300	Immunogen, Inc.	144,075
3,090	Johnson & Johnson	216,609
2,650	Laboratory Corp. of America Holdings †	229,543
4,800	Life Technologies Corp.	235,584
7,000	Owens & Minor, Inc.	199,570
4,500	Quest Diagnostics, Inc.	262,215
8,170	St. Jude Medical, Inc.	295,264
6,050	VCA Antech, Inc. †	127,353
5,550	Warner Chilcott PLC, Class A	66,822
2,000	Waters Corp.	174,240
		4,803,636
Industrials — (2.7)%
1,650	3M Co.	153,203
4,800	Armstrong World Industries, Inc.	243,504
5,500	B/E Aerospace, Inc.	271,700
7,700	Corrections Corp. of America	273,119
2,000	Deere & Co.	172,840
6,780	Fastenal Co.	316,558
4,000	General Dynamics Corp.	277,080
8,400	Granite Construction, Inc.	282,408
7,077	Iron Mountain, Inc.	219,741
4,100	JB Hunt Transport Services, Inc.	244,811
5,360	Kennametal, Inc.	214,400
4,510	Northrop Grumman Corp.	304,786
5,250	Owens Corning	194,198
8,180	PACCAR, Inc.	369,817
1,000	Precision Castparts Corp.	189,420
3,900	Rockwell Collins, Inc.	226,863
2,500	Stericycle, Inc. †	233,175
9,000	United Continental Holdings, Inc.	210,420
4,500	Verisk Analytics, Inc., Class A	229,500
		4,627,543
Information Technology — (3.3)%
17,400	ARM Holdings PLC ADR	658,241
4,700	Arrow Electronics, Inc. †	178,976
6,710	Autodesk, Inc.	237,199
10,710	CA, Inc.	235,406

Shares	Value
Information Technology (continued)
2,800	Citrix Systems, Inc.	$184,100
2,700	Concur Technologies, Inc. †	182,304
7,800	Cree, Inc.	265,044
7,500	Jabil Circuit, Inc.	144,675
6,810	KLA-Tencor Corp.	325,246
6,860	MKS Instruments, Inc.	176,851
9,500	NCR Corp.	242,060
3,410	NetSuite, Inc. †	229,493
5,500	SanDisk Corp.	239,580
6,200	Silicon Laboratories, Inc.	259,222
4,000	Solera Holdings, Inc.	213,880
31,900	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	547,403
9,480	Texas Instruments, Inc.	293,311
4,200	VeriFone Systems, Inc.	124,656
6,000	VeriSign, Inc.	232,920
1,900	VMware, Inc., Class A	178,866
8,720	Western Digital Corp.	370,513
10,500	Western Union Co. (The)	142,905
5,200	Zebra Technologies Corp., Class A	204,256
		5,867,107
Materials — (1.0)%
7,000	Allied Nevada Gold Corp.	210,910
7,120	EI du Pont de Nemours & Co.	320,187
2,900	Martin Marietta Materials, Inc.	273,412
2,200	Praxair, Inc.	240,790
2,500	Royal Gold, Inc.	203,275
1,560	Sherwin-Williams Co. (The)	239,959
4,000	Silgan Holdings, Inc.	166,360
5,800	Sonoco Products Co.	172,434
		1,827,327
Telecommunication Services — (0.5)%
10,400	America Movil SAB de CV ADR, Ser L	240,656
2,500	Crown Castle International Corp.	180,400
5,000	Level 3 Communications, Inc.	115,550
5,000	tw telecom, Inc., Class A †	127,350
25,950	Windstream Corp.	214,866
		878,822
Utilities — (1.0)%
3,600	AGL Resources, Inc.	143,892
1,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	133,712

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	December 31, 2012

Shares	Value
Utilities (continued)
3,000	ITC Holdings Corp.	$230,730
9,600	MDU Resources Group, Inc.	203,904
8,050	National Fuel Gas Co.	408,055
3,200	OGE Energy Corp.	180,192
5,190	Public Service Enterprise Group, Inc.	158,814
6,500	UGI Corp.	212,615
		1,671,914

Securities Sold Short
(Proceeds $32,439,322)		$35,339,661

Percentages are based on Net Assets of $174,104,619.

†	Non-income producing security.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of December 31, 2012, all of the Fund’s securities sold short were considered Level 1. For the year ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE LARGE CAP CORE PLUS FUND
ASSETS:
Investments in securities, at value (Note 2)	$213,011,886	*	$54,596,472	*	$10,413,311	*	$9,685,642 *	$174,223,316	*	$237,302,725 *
Receivable for investment securities sold	586,923		74,205		—		—	2,033,864		196,325
Dividends and interest receivable	132,457		50,023		2,538		14,458	182,480		192,042
Receivable for Portfolio shares sold	378,635		40,447		—		7,950	170,158		—
Dividend reclaim receivable	—		—		—		—	—		27
Receivable from Adviser (Note 3)	—		—		85		—	—		—
Prepaid expenses and other assets	18,637		14,305		13,519		13,519	27,359		21,564
Total Assets	214,128,538		54,775,452		10,429,453		9,721,569	176,637,177		237,712,683

LIABILITIES:
Securities sold short, at value	—		—		—		—	—		35,339,661
Payable upon return on securities loaned	26,397,533		9,489,195		3,153,425		—	15,766,844		27,847,290
Payable for investment securities purchased	545,433		129,697		11,363		—	589,205		87,794
Payable for Portfolio shares redeemed	297,613		66,100		4,432		5,999	160,311		1,179
Investment advisory fees payable (Note 3)	118,039		28,283		5,112		7,064	13,644		161,516
Distribution fees payable (Note 4)	22,249		9,352		3,460		2,128	31,283		15,232
Shareholder Service fees payable (Note 4)	25,287		1,792		—		335	16,339		1,518
Administration fees payable	11,017		2,640		421		564	9,550		10,282
Directors’ fees payable	3,913		934		147		197	3,398		3,649
Dividends payable on securities sold short	—		—		—		—	—		26,292
Cash overdraft	—		—		—		—	191,071		—
Accrued expenses and other payables	114,624		27,427		10,702		10,412	91,844		113,651
Total Liabilities	27,535,708		9,755,420		3,189,062		26,699	16,873,489		63,608,064

NET ASSETS	$186,592,830		$45,020,032		$7,240,391		$9,694,870	$159,763,688		$174,104,619

NET ASSETS consist of:
Paid-in capital	$152,014,791		$53,316,680		$6,709,348		$10,521,497	$133,702,460		$145,406,958
Undistributed net investment income/(accumulated net investment loss)	12,246		6,444		38,906		(32,028)	461,031		(3)
Accumulated net realized gain/(loss) on investments sold and securities sold short	1,482,570		(12,632,013)		(337,704)		(1,928,289)	(44,664,660)		(8,346,446)
Net unrealized appreciation of investments and securities sold short	33,083,223		4,328,921		829,841		1,133,690	70,264,857		37,044,110
NET ASSETS	$186,592,830		$45,020,032		$7,240,391		$9,694,870	$159,763,688		$174,104,619

Investments in securities, at cost (Note 2)	$153,531,130		$40,778,356		$6,430,045		$8,551,952	$88,191,615		$169,510,986
Securities on Loan	26,397,533		9,489,195		3,153,425		—	15,766,844		27,847,290
Securities sold short, proceeds receivable	—		—		—		—	—		32,439,322

* Includes Market Value of Securities on Loan	$26,432,210		$9,367,300		$3,154,548		$220,721	$15,628,179		$26,550,859

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Investment Class shares	$100,852,963	$44,219,971	$7,225,428	$9,641,065	$107,888,023		$74,999,100
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$85,739,867	$800,061	$14,963	$53,805	$50,632,942		$99,105,519
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$127		N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,242,596		N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	2,906,453	2,787,867	400,082	554,079	8,682,744		8,988,861
Institutional Class shares	2,385,536	50,361	792	3,061	4,078,485		11,822,049
Qualified Class shares	N/A	N/A	N/A	N/A	10		N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	100,233		N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$34.70	$15.86	$18.06	$17.40	$12.43		$8.34

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$35.94	$15.89	$18.89	$17.58	$12.41		$8.38

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.64	*	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$12.40		N/A

†	For the Wilshire Large Cap Core Plus Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
INVESTMENT INCOME:
Dividends	$2,902,094	$980,581	$129,698	$241,922	$3,629,320	$5,202,534
Interest	275	71	4	5	3,318	56
Income from Security Lending	79,817	7,600	12,442	4,382	71,708	134,761
Foreign taxes withheld	(5,560)	(6,315)	(93)	(63)	(192)	(26,177)
Total income	2,976,626	981,937	142,051	246,246	3,704,154	5,311,174
EXPENSES:
Investment advisory fee (Note 3)	1,393,647	298,212	59,919	76,593	160,525	1,764,013
Investment advisory fee waiver recapture (Note 3)	—	—	—	—	—	14,634
Distribution (12b-1) fees (Note 4)
Investment Class	259,752	97,293	16,186	22,386	259,432	198,205
Horace Mann Class	N/A	N/A	N/A	N/A	3,503	N/A
Shareholder Service fees (Note 4)
Investment Class	95,874	14,416	6,608	7,235	63,652	27,497
Institutional Class	44,959	634	28	84	35,793	104
Administration and accounting fees (Note 3)	130,074	27,833	4,934	6,308	112,367	123,481
Directors' fees and expenses (Note 3)	35,953	7,526	1,373	1,752	31,134	34,389
Transfer agent fees (Note 3)	147,736	14,848	5,315	6,564	77,250	42,490
Professional fees	101,190	22,564	3,808	4,868	87,383	95,151
Printing fees	39,276	8,518	2,428	4,880	32,026	29,575
Registration and filing fees	34,445	27,626	27,922	26,706	54,619	39,401
Custodian fees (Note 3)	39,112	9,874	2,079	716	33,110	45,814
Dividend expense on securities sold short	—	—	—	—	—	877,089
Interest expense for securities sold short	—	—	—	—	—	440,492
Other	34,433	10,452	8,139	7,916	52,148	36,833
Total expenses	2,356,451	539,796	138,739	166,008	1,002,942	3,769,168
Fees waived by investment Adviser (Note 3)	—	—	(34,426)	(30,950)	—	(48,140)
Fees paid indirectly (Note 4)	(3,202)	(4,969)	(972)	(885)	(244)	(19,546)
Net expenses	2,353,249	534,827	103,341	134,173	1,002,698	3,701,482
Net investment income	623,377	447,110	38,710	112,073	2,701,456	1,609,692
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments	17,311,562	2,505,781	563,911	689,932	4,299,258	11,233,827
Securities sold short	—	—	—	—	—	(2,323,357)
Net change in unrealized appreciation/(depreciation) on:
Investments	5,203,680	2,460,131	306,564	652,206	15,612,259	14,852,237
Securities sold short	—	—	—	—	—	(2,392,162)
Net realized and unrealized gain on investments and securities sold short	22,515,242	4,965,912	870,475	1,342,138	19,911,517	21,370,545
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,138,619	$5,413,022	$909,185	$1,454,211	$22,612,973	$22,980,237

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income	$623,377	$447,110	$38,710	$112,073	$2,701,456	$1,609,692
Net realized gain on investments and securities sold short	17,311,562	2,505,781	563,911	689,932	4,299,258	8,910,470
Net change in unrealized appreciation on investments and securities sold short	5,203,680	2,460,131	306,564	652,206	15,612,259	12,460,075
Net increase in net assets resulting from operations	23,138,619	5,413,022	909,185	1,454,211	22,612,973	22,980,237
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	(207,623)	(436,965)	—	(122,348)	(1,516,208)	(760,719)
Institutional Class shares	(414,871)	(9,553)	—	(754)	(820,042)	(1,293,440)
Qualified Class shares	N/A	N/A	N/A	N/A	(2)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(17,537)	N/A
Net Realized Capital Gains:
Investment Class shares	(3,063,311)	—	—	—	—	(1,929,117)
Institutional Class shares	(2,497,458)	—	—	—	—	(2,509,275)
Total Distributions to Shareholders	(6,183,263)	(446,518)	—	(123,102)	(2,353,789)	(6,492,551)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	11,793,130	13,519,969	786,424	1,624,892	11,067,308	63,126
Shares issued as reinvestment of distributions	3,172,026	420,868	—	118,798	1,464,906	2,687,099
Shares redeemed	(18,467,813)	(5,541,689)	(1,281,207)	(2,219,348)	(17,517,591)	(15,416,348)
Net increase/(decrease) in net assets from Investment Class share transactions	(3,502,657)	8,399,148	(494,783)	(475,658)	(4,985,377)	(12,666,123)
Institutional Class shares:
Shares sold	19,163,786	65,848	10,209	14,151	3,190,784	878,374
Shares issued as reinvestment of distributions	1,588,657	8,333	—	703	809,809	3,802,713
Shares redeemed	(16,685,654)	(161,013)	(10,419)	(52,016)	(10,400,423)	(7,533,378)
Net increase/(decrease) in net assets from Institutional Class share transactions	4,066,789	(86,832)	(210)	(37,162)	(6,399,830)	(2,852,291)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	38,750	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	17,537	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(71,640)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(15,353)	N/A
Net increase/(decrease) in net assets from capital stock transactions	564,132	8,312,316	(494,993)	(512,820)	(11,400,559)	(15,518,414)
Net increase in net assets	17,519,488	13,278,820	414,192	818,289	8,858,625	969,272

N/A — Not Applicable. Share classes currently not offered.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347
End of year	$186,592,830	$45,020,032	$7,240,391	$9,694,870	$159,763,688	$174,104,619
Undistributed net investment income/(accumulated net investment loss) at end of year	$12,246	$6,444	$38,906	$(32,028)	$461,031	$(3)

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	331,181	883,883	45,393	97,624	917,410	7,296
Shares issued as reinvestment of distributions	92,654	26,996	—	6,951	119,878	322,809
Shares redeemed	(525,217)	(363,633)	(73,894)	(135,097)	(1,459,038)	(1,830,002)
Net increase/(decrease) in Investment Class shares outstanding	(101,382)	547,246	(28,501)	(30,522)	(421,750)	(1,499,897)

Institutional Class shares:
Shares sold	524,356	4,343	563	843	265,860	106,110
Shares issued as reinvestment of distributions	44,711	534	—	41	66,324	454,631
Shares redeemed	(457,410)	(10,396)	(560)	(3,206)	(854,070)	(886,522)
Net increase/(decrease) in Institutional Class shares outstanding	111,657	(5,519)	3	(2,322)	(521,886)	(325,781)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,232	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,439	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(5,967)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(1,296)	N/A

N/A — Not Applicable. Share classes currently not offered.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$(210,394)	$266,177	$(63,919)	$(1,008)	$2,071,889	$370,987
Net realized gain on investments and securities sold short	19,056,395	2,558,053	1,625,193	1,630,319	4,689,955	4,373,844
Net change in unrealized depreciation on investments and securities sold short	(20,776,717)	(3,902,707)	(1,548,423)	(2,313,120)	(6,547,746)	(8,274,855)
Net increase/(decrease) in net assets resulting from operations	(1,930,716)	(1,078,477)	12,851	(683,809)	214,098	(3,530,024)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	(256,861)	—	(39,491)	(1,299,378)	(619,283)
Institutional Class shares	—	(9,947)	—	(922)	(764,700)	(994,442)
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(13,865)	N/A
Net Realized Capital Gains:
Investment Class shares	—	—	—	—	—	(2,109,433)
Institutional Class shares	—	—	—	—	—	(2,435,339)
Total Distributions to Shareholders	—	(266,808)	—	(40,413)	(2,077,943)	(6,158,497)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,042,266	1,719,606	790,076	1,454,740	19,394,996	35,639
Shares issued as reinvestment of distributions	—	255,796	—	39,014	1,267,385	2,721,826
Shares redeemed	(19,884,541)	(3,578,375)	(1,495,115)	(5,735,611)	(24,678,838)	(9,997,018)
Net decrease in net assets from Investment Class share transactions	(15,842,275)	(1,602,973)	(705,039)	(4,241,857)	(4,016,457)	(7,239,553)
Institutional Class shares:
Shares sold	9,873,214	13,915	4,074	35	6,781,426	3,205,807
Shares issued as reinvestment of distributions	—	8,942	—	888	760,788	3,429,780
Shares redeemed	(16,937,860)	(325,176)	(185,985)	(68,015)	(10,288,790)	(11,738,689)
Net decrease in net assets from Institutional Class share transactions	(7,064,646)	(302,319)	(181,911)	(67,092)	(2,746,576)	(5,103,102)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,978	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(778,666)	N/A
Net decrease in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	(734,688)	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	42,075	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	13,865	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(141,090)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(85,150)	N/A
Net decrease in net assets from capital stock transactions	(22,906,921)	(1,905,292)	(886,950)	(4,308,949)	(7,582,871)	(12,342,655)
Net decrease in net assets	(24,837,637)	(3,250,577)	(874,099)	(5,033,171)	(9,446,716)	(22,031,176)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2011

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
End of year	$169,073,342	$31,741,212	$6,826,199	$8,876,581	$150,905,063	$173,135,347
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(4,503)	$(32,934)	$73,463	$(2)

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	124,807	121,345	45,137	91,474	1,711,879	4,334
Shares issued as reinvestment of distributions	—	18,416	—	2,574	115,427	364,597
Shares redeemed	(613,507)	(249,337)	(88,106)	(350,974)	(2,229,867)	(1,201,381)
Net decrease in Investment Class shares outstanding	(488,700)	(109,576)	(42,969)	(256,926)	(402,561)	(832,450)

Institutional Class shares:
Shares sold	296,601	922	225	2	605,494	397,872
Shares issued as reinvestment of distributions	—	643	—	58	69,351	455,164
Shares redeemed	(508,434)	(22,201)	(10,204)	(4,111)	(913,997)	(1,427,164)
Net decrease in Institutional Class shares outstanding	(211,833)	(20,636)	(9,979)	(4,051)	(239,152)	(574,128)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,756	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(68,517)	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(64,761)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,772	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,266	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,754)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(7,716)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Year Ended December 31, 2012

WILSHIRE LARGE CAP CORE PLUS FUND
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net increase in net assets from operations	$22,980,237
Adjustments to reconcile net increase in net assets from operations to net cash provided by in operating activities:
Purchases of investment securities	(194,205,683)
Proceeds from disposition of investment securities	190,670,979
Purchases to cover securities sold short	(60,770,149)
Proceeds from securities sold short	56,742,255
Net realized (gain)/loss from:
Investments	(11,233,827)
Securities sold short	2,323,357
Net change in unrealized (appreciation)/depreciation on:
Investments	(14,852,237)
Securities sold short	2,392,162
Decrease in dividends and interest receivable	84,647
Decrease in reimbursements from advisor	36,752
Increase in prepaid expenses and other assets	(2,924)
Decrease in dividend reclaim receivable	208
Increase in payable upon return of securities loaned	27,847,290
Increase in investment advisory fees payable	16,268
Decrease in distribution (12b-1) fees payable	(2,108)
Decrease in service fees payable	(2,017)
Increase in administration fees payable	115
Increase in trustees' fees payable	1,071
Decrease in dividends payable on securities sold short	(18,317)
Decrease in chief compliance officer expenses payable	(909)
Decrease accrued expenses and other payables	(804)
Net cash provided by operating activities	22,006,366

Cash Flows From Financing Activities:
Proceeds from shares sold	954,451
Payments on shares redeemed	(22,958,395)
Distributions to shareholders*	(2,739)
Net cash flows used in financing activities	(22,006,683)
Net decrease in cash	(317)

Cash at beginning of year	317
Cash at end of year	$—

*	Non cash operating activities not included herein consist of reinvestment of dividends and distributions of $6,489,812 and interest paid of $440,492.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$31.54	$32.00	$26.88		$20.12	$35.34

Income/(loss) from investment operations:
Net investment income/(loss)1	0.07	(0.09)	0.01		0.00	(0.09)
Net realized and unrealized gain/(loss) on investments	4.24	(0.37)	5.12		6.76	(14.73)
Total from investment operations	4.31	(0.46)	5.13		6.76	(14.82)

Less distributions:
From net investment income	(0.07)	0.00	(0.01)		0.00	0.00
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	(1.08)	0.00	0.00		0.00	(0.40)
Total distributions	(1.15)	0.00	(0.01)		0.00	(0.40)

Net asset value, end of year	$34.70	$31.54	$32.00		$26.88	$20.12

Total return	13.72%	(1.44)%	19.10%		33.60%	(41.88)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$100,853	$94,872	$111,904		$116,799	$118,683
Operating expenses including reimbursement/fees paid indirectly	1.39%	1.41%	1.42%		1.43%	1.43%
Operating expenses excluding reimbursement/fees paid indirectly3	1.39%	1.41%	1.42%		1.43%	1.43%
Net investment income/(loss)	0.20%	(0.27)%	0.04%		(0.02)%	(0.31)%
Portfolio turnover rate	71%	104%	167%		84%	178%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.39%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$32.63	$32.99	$27.70		$20.72	$36.25

Income/(loss) from investment operations:
Net investment income1	0.18	0.03	0.12		0.08	0.02
Net realized and unrealized gain/(loss) on investments	4.38	(0.39)	5.30		6.98	(15.15)
Total from investment operations	4.56	(0.36)	5.42		7.06	(15.13)

Less distributions:
From net investment income	(0.17)	0.00	(0.13)		(0.08)	0.00
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	(1.08)	0.00	0.00		0.00	(0.40)
Total distributions	(1.25)	0.00	(0.13)		(0.08)	(0.40)

Net asset value, end of year	$35.94	$32.63	$32.99		$27.70	$20.72

Total return	14.04%	(1.09)%	19.55%		34.07%	(41.70)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$85,740	$74,201	$82,007		$89,049	$81,680
Operating expenses including reimbursement/fees paid indirectly	1.11%	1.05%	1.05%		1.09%	1.06%
Operating expenses excluding reimbursement/fees paid indirectly3	1.11%	1.05%	1.05%		1.09%	1.06%
Net investment income	0.50%	0.09%	0.40%		0.33%	0.07%
Portfolio turnover rate	71%	104%	167%		84%	178%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.11%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$13.82	$14.42	$12.78		$10.02	$17.51

Income/(loss) from investment operations:
Net investment income1	0.17	0.11	0.07		0.08	0.17
Net realized and unrealized gain/(loss) on investments	2.03	(0.59)	1.64		2.77	(7.45)
Total from investment operations	2.20	(0.48)	1.71		2.85	(7.28)

Less distributions:
From net investment income	(0.16)	(0.12)	(0.07)		(0.09)	(0.21)
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00	2
From capital gains	0.00	0.00	0.00		0.00	0.00	2
Total distributions	(0.16)	(0.12)	(0.07)		(0.09)	(0.21)

Net asset value, end of year	$15.86	$13.82	$14.42		$12.78	$10.02

Total return	15.92%	(3.36)%	13.40%		28.48%	(41.55)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$44,220	$30,968	$33,887		$30,677	$24,791
Operating expenses including reimbursement/fees paid indirectly	1.35%	1.39%	1.39%		1.48%	1.49%
Operating expenses excluding reimbursement/fees paid indirectly3	1.36%	1.39%	1.39%		1.48%	1.49%
Net investment income	1.12%	0.77%	0.54%		0.75%	1.22%
Portfolio turnover rate	97%	140%	140%		188%	183%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.35%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$13.84	$14.44	$12.79	$10.01	$17.49

Income/(loss) from investment operations:
Net investment income1	0.20	0.16	0.08	0.10	0.20
Net realized and unrealized gain/(loss) on investments	2.04	(0.58)	1.66	2.76	(7.45)
Total from investment operations	2.24	(0.42)	1.74	2.86	(7.25)

Less distributions:
From net investment income	(0.19)	(0.18)	(0.09)	(0.08)	(0.23)
Return of capital	0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	0.00	0.00	0.00	0.00	0.00	2
Total distributions	(0.19)	(0.18)	(0.09)	(0.08)	(0.23)

Net asset value, end of year	$15.89	$13.84	$14.44	$12.79	$10.01

Total return	16.18%	(2.95)%	13.57%	28.60%	(41.41)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$800	$773	$1,105	$1,461	$4,736
Operating expenses including reimbursement/fees paid indirectly	1.14%	1.00%	1.27%	1.36%	1.30%
Operating expenses excluding reimbursement/fees paid indirectly3	1.15%	1.16%	1.27%	1.36%	1.30%
Net investment income	1.32%	1.13%	0.65%	0.97%	1.34%
Portfolio turnover rate	97%	140%	140%	188%	183%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.14%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$15.90	$15.95	$12.64	$9.70	$16.94

Income/(loss) from investment operations:
Net investment income/(loss)1	0.09	(0.14)	(0.05)	(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	2.07	0.09	2	3.36	3.02	(6.56)
Total from investment operations	2.16	(0.05)	3.31	2.94	(6.66)

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	(0.58)
Total distributions	0.00	0.00	0.00	0.00	(0.58)

Net asset value, end of year	$18.06	$15.90	$15.95	$12.64	$9.70

Total return	13.58%	(0.31)%	26.19%	30.31%	(39.13)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$7,225	$6,813	$7,521	$6,513	$5,273
Operating expenses including reimbursement/waiver and fees paid indirectly	1.47%	1.50%	1.45%	1.50%	1.47%
Operating expenses excluding reimbursement/waiver and fees paid indirectly3	1.97%	2.02%	2.18%	2.41%	2.07%
Net investment income/(loss)	0.55%	(0.85)%	(0.41)%	(0.74)%	(0.66)%
Portfolio turnover rate	99%	177%	83%	98%	87%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.95%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$16.60	$16.61	$13.12	$10.03	$17.50

Income/(loss) from investment operations:
Net investment income/(loss)1	0.11	(0.12)	(0.01)	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	2.18	0.11	2	3.50	3.13	(6.83)
Total from investment operations	2.29	(0.01)	3.49	3.09	(6.89)

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	(0.58)
Total distributions	0.00	0.00	0.00	0.00	(0.58)

Net asset value, end of year	$18.89	$16.60	$16.61	$13.12	$10.03

Total return	13.80%	(0.06)%	26.60%	30.81%	(39.17)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$15	$13	$179	$135	$154
Operating expenses including reimbursement/waiver and fees paid indirectly	1.28%	1.23%	1.15%	1.18%	1.24%
Operating expenses excluding reimbursement/waiver and fees paid indirectly3	1.79%	1.69%	1.87%	2.09%	1.78%
Net investment income/(loss)	0.60%	(0.68)%	(0.09)%	(0.43)%	(0.39)%
Portfolio turnover rate	99%	177%	83%	98%	87%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.78%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$15.04	$16.34	$13.32	$10.93	$16.49

Income/(loss) from investment operations:
Net investment income1	0.20	0.00	0.12	0.05	0.09
Net realized and unrealized gain/(loss) on investments	2.38	(1.23)	3.02	2.44	(5.51)
Total from investment operations	2.58	(1.23)	3.14	2.49	(5.42)

Less distributions:
From net investment income	(0.22)	(0.07)	(0.12)	(0.10)	(0.14)
From capital gains	0.00	0.00	0.00	0.00	0.00	2
Total distributions	(0.22)	(0.07)	(0.12)	(0.10)	(0.14)

Net asset value, end of year	$17.40	$15.04	$16.34	$13.32	$10.93

Total return	17.20%	(7.54)%	23.60%	22.81%	(32.81)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$9,641	$8,795	$13,754	$9,511	$8,211
Operating expenses including reimbursement/waiver and fees paid indirectly	1.49%	1.50%	1.50%	1.50%	1.34%
Operating expenses excluding reimbursement/waiver and fees paid indirectly3	1.84%	1.90%	1.87%	2.01%	1.94%
Net investment income/(loss)	1.24%	(0.02)%	0.82%	0.49%	0.62%
Portfolio turnover rate	68%	118%	89%	61%	83%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.83%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Institutional Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$15.19	$16.51	$13.45	$11.02	$16.61

Income/(loss) from investment operations:
Net investment income1	0.22	0.09	0.14	0.07	0.12
Net realized and unrealized gain/(loss) on investments	2.42	(1.24)	3.06	2.48	(5.51)
Total from investment operations	2.64	(1.15)	3.20	2.55	(5.39)

Less distributions:
From net investment income	(0.25)	(0.17)	(0.14)	(0.12)	(0.20)
From capital gains	0.00	0.00	0.00	0.00	0.00	2
Total distributions	(0.25)	(0.17)	(0.14)	(0.12)	(0.20)

Net asset value, end of year	$17.58	$15.19	$16.51	$13.45	$11.02

Total return	17.41%	(6.95)%	23.80%	23.11%	(32.37)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$54	$82	$156	$170	$441
Operating expenses including reimbursement/waiver and fees paid indirectly	1.31%	0.94%	1.29%	1.30%	1.00%
Operating expenses excluding reimbursement/waiver and fees paid indirectly3	1.66%	1.64%	1.67%	1.71%	1.61%
Net investment income	1.33%	0.53%	0.96%	0.65%	0.82%
Portfolio turnover rate	68%	118%	89%	61%	83%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The ratio of operating expenses excluding reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.65%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
	Investment Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$10.93	$11.05	$9.61	$7.67	$12.42

Income/(loss) from investment operations:
Net investment income1	0.19	0.14	0.13	0.11	0.15
Net realized and unrealized gain/(loss) on investments	1.49	(0.12)	1.45	1.96	(4.77)
Total from investment operations	1.68	0.02	1.58	2.07	(4.62)

Less distributions:
From net investment income	(0.18)	(0.14)	(0.14)	(0.13)	(0.13)
Total distributions	(0.18)	(0.14)	(0.14)	(0.13)	(0.13)

Net asset value, end of year	$12.43	$10.93	$11.05	$9.61	$7.67

Total return	15.36%	0.21%	16.44%	26.98%	(37.11)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$107,888	$99,545	$105,019	$109,304	$98,032
Operating expenses including reimbursement/fees paid indirectly	0.70%	0.74%	0.72%	0.77%	0.78%
Operating expenses excluding reimbursement/fees paid indirectly	0.70%	0.74%	0.72%	0.77%	0.78%
Net investment income	1.61%	1.22%	1.26%	1.36%	1.48%
Portfolio turnover rate	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$10.92	$11.04	$9.60	$7.67	$12.41

Income/(loss) from investment operations:
Net investment income1	0.22	0.16	0.15	0.13	0.17
Net realized and unrealized gain/(loss) on investments	1.47	(0.11)	1.45	1.95	(4.76)
Total from investment operations	1.69	0.05	1.60	2.08	(4.59)

Less distributions:
From net investment income	(0.20)	(0.17)	(0.16)	(0.15)	(0.15)
Total distributions	(0.20)	(0.17)	(0.16)	(0.15)	(0.15)

Net asset value, end of year	$12.41	$10.92	$11.04	$9.60	$7.67

Total return	15.54%	0.43%	16.71%	27.10%	(36.95)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$50,633	$50,252	$53,415	$66,764	$55,088
Operating expenses including reimbursement/fees paid indirectly	0.47%	0.53%	0.50%	0.54%	0.59%
Operating expenses excluding reimbursement/fees paid indirectly	0.47%	0.53%	0.50%	0.54%	0.59%
Net investment income	1.84%	1.43%	1.48%	1.59%	1.62%
Portfolio turnover rate	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
Qualified Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$11.09	$11.03	$9.59	$7.67	$12.42

Income/(loss) from investment operations:
Net investment income1	0.26	0.14	0.13	0.12	0.15
Net realized and unrealized gain/(loss) on investments	1.50	(0.08)	1.46	1.95	(4.76)
Total from investment operations	1.76	0.06	1.59	2.07	(4.61)

Less distributions:
From net investment income	(0.21)	0.00	(0.15)	(0.15)	(0.14)
Total distributions	(0.21)	0.00	(0.15)	(0.15)	(0.14)

Net asset value, end of year	$12.64	$11.09	$11.03	$9.59	$7.67

Total return	15.93	%3	0.54%	16.56%	26.91%	(37.09)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$—	2	$—	2	$714	$614	$431
Operating expenses including reimbursement/fees paid indirectly	0.00	%3	0.65%	0.66%	0.61%	0.84%
Operating expenses excluding reimbursement/fees paid indirectly	0.00	%3	0.65%	0.66%	0.61%	0.84%
Net investment income	2.16%	1.21%	1.32%	1.51%	1.40%
Portfolio turnover rate	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amounts designated as "—" have been rounded to 0.

3	Results not considered meaningful due to low level of assets.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Horace Mann Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$10.91	$11.02	$9.59	$7.66	$12.38

Income/(loss) from investment operations:
Net investment income1	0.19	0.13	0.13	0.11	0.15
Net realized and unrealized gain/(loss) on investments	1.48	(0.10)	1.44	1.95	(4.75)
Total from investment operations	1.67	0.03	1.57	2.06	(4.60)

Less distributions:
From net investment income	(0.18)	(0.14)	(0.14)	(0.13)	(0.12)
Total distributions	(0.18)	(0.14)	(0.14)	(0.13)	(0.12)

Net asset value, end of year	$12.40	$10.91	$11.02	$9.59	$7.66

Total return	15.31%	0.25%	16.39%	26.85%	(37.08)%

Ratios to average net assets/supplemental data:
Net assets, end of year (in 000’s)	$1,243	$1,108	$1,204	$1,111	$952
Operating expenses including reimbursement/fees paid indirectly	0.69%	0.78%	0.72%	0.80%	0.82%
Operating expenses excluding reimbursement/fees paid indirectly	0.69%	0.78%	0.72%	0.80%	0.82%
Net investment income	1.62%	1.17%	1.26%	1.34%	1.41%
Portfolio turnover rate	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Year.
Investment Class Shares
Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$7.63	$8.09	$7.37	$6.23	$10.12

Income/(loss) from investment operations:
Net investment income1	0.06	0.00	2	0.00	2	0.04	0.02
Net realized and unrealized gain/(loss) on investments	0.96	(0.19)	0.84	1.13	(3.90)
Total from investment operations	1.02	(0.19)	0.84	1.17	(3.88)

Less distributions:
From net investment income	(0.09)	(0.06)	(0.04)	(0.03)	(0.01)
From capital gains	(0.22)	(0.21)	(0.08)	0.00	0.00
Total distributions	(0.31)	(0.27)	(0.12)	(0.03)	(0.01)

Net asset value, end of year	$8.34	$7.63	$8.09	$7.37	$6.23

Total return	13.36%	(2.28)%	11.47%	18.73%	(38.31)%

Ratios to average net assets/supplemental data3:
Net assets, end of year (in 000’s)	$74,999	$80,004	$91,641	$93,553	$36,356
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly	2.24%	2.27%	2.19%	2.17%	2.70%
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly4	2.29%	2.33%	2.23%	2.33%	3.79%
Net investment income/(loss)	0.77%	0.06%	0.05%	0.61%	0.20%
Portfolio turnover rate	45%	134%	283%	289%	175%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for each of the last five years.

4
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 2.28%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Year.
	Institutional Class Shares
	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of year	$7.67	$8.14	$7.41	$6.25	$10.12

Income/(loss) from investment operations:
Net investment income1	0.09	0.02	0.02	0.06	0.04
Net realized and unrealized gain/(loss) on investments	0.95	(0.20)	0.85	1.14	(3.89)
Total from investment operations	1.04	(0.18)	0.87	1.20	(3.85)

Less distributions:
From net investment income	(0.11)	(0.08)	(0.06)	(0.04)	(0.02)
From capital gains	(0.22)	(0.21)	(0.08)	0.00	0.00
Total distributions	(0.33)	(0.29)	(0.14)	(0.04)	(0.02)

Net asset value, end of year	$8.38	$7.67	$8.14	$7.41	$6.25

Total return	13.63%	(2.11)%	11.82%	19.14%	(38.09)%

Ratios to average net assets/supplemental data2:
Net assets, end of year (in 000’s)	$99,106	$93,132	$103,526	$110,064	$24,617
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly	1.99%	2.02%	1.94%	1.92%	2.41%
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly3	2.01%	2.05%	1.96%	2.03%	3.50%
Net investment income/(loss)	1.03%	0.32%	0.30%	0.85%	0.49%
Portfolio turnover rate	45%	134%	283%	289%	175%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for each of the last five years.

3
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the year ended December 31, 2012, excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 2.00%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements December 31, 2012

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, for whose value does not reflect fair value because a significant valuation event has occurred, such securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Significant events may include, but are not limited to, the following: significant fluctuations in

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended December 31, 2012, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, Schedule of Investments and/or Schedule of Securities Sold Short, as applicable.

Securities sold short – The Wilshire Large Cap Core Plus Fund engages in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Index Fund and 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Large Cap Core Plus Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2013 and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core Plus Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on securities sold short, rebates on securities sold short, interest expense, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2014. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core Plus Fund. At December 31, 2012, the amounts of waivers subject to recoupment for Wilshire Large Cap Core Plus Fund were $48,140 expiring in 2015, $75,863 expiring in 2014, $63,981, expiring in 2013. As of December 31, 2012, Wilshire had not recouped any management fees previously waived.

For the year ended December 31, 2012, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$34,426	N/A
Small Company Value Portfolio	30,950	N/A
Wilshire Large Cap Core Plus Fund	48,140	14,634

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Santa Barbara Asset Management, LLC (“Santa Barbara”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P. (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

for the Wilshire 5000 IndexSM Fund. Pyramis, TWIN and Santa Barbara each manage a portion of the Wilshire Large Cap Core Plus Fund. As of December 31, 2012, Ranger and NWQ were allocated 0.00% of the assets of the Small Company Growth Portfolio and Small Company Value Portfolio, respectively.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. Effective June 10, 2011, The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. For the year ended December 31, 2012, the Company and Wilshire Variable Insurance Trust together paid each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the year ended December 31, 2012, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus was 0.25% of the respective average net assets of each Portfolio. For the year ended December 31, 2012, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.23% of its respective average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the year ended December 31, 2012, the distribution fees for the Horace Mann Class Shares were 0.29% of average net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the year ended December 31, 2012, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.09%	0.05%
Large Company Value Portfolio	0.04%	0.08%
Small Company Growth Portfolio	0.09%	0.14%
Small Company Value Portfolio	0.08%	0.15%
Wilshire 5000 IndexSM Fund	0.06%	0.07%
Wilshire Large Cap Core Plus Fund	0.03%	0.00%

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the year ended December 31, 2012, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions for the year ended December 31, 2012 were as follows:

Wilshire Large Company Growth Portfolio	$3,202
Wilshire Large Company Value Portfolio	4,969
Wilshire Small Company Growth Portfolio	972
Wilshire Small Company Value Portfolio	885
Wilshire 5000 IndexSM Fund	244
Wilshire Large Cap Core Plus Fund	19,546

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

5. Securities Transactions.

For the year ended December 31, 2012, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$128,885,640	$134,149,341
Large Company Value Portfolio	45,676,522	37,674,004
Small Company Growth Portfolio	6,944,677	7,434,056
Small Company Value Portfolio	6,075,100	6,603,016
Wilshire 5000 IndexSM Fund	2,877,552	14,760,393
Wilshire Large Cap Core Plus Fund	134,987,030	159,661,717

For Wilshire Large Cap Core Plus Fund, short sales and purchases to cover were $56,742,255 and $60,770,149, respectively.

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at December 31, 2012 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At December 31, 2012, $26,397,533, $9,489,195, $3,153,425, $0, $15,766,844, and $27,847,290 of this cash equivalent represents the collateral received for securities on loan in the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 Index Fund, and the Wilshire Large Cap Core Plus Fund, respectively.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

7. Significant Shareholder Activity.

On December 31, 2012, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	56%
Large Company Value Portfolio (2 omnibus shareholder)	82%
Small Company Growth Portfolio (2 omnibus shareholders)	62%
Small Company Value Portfolio (3 omnibus shareholders)	75%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	64%
Wilshire Large Cap Core Plus Fund (2 omnibus shareholders)	100%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and specified losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the following Portfolio had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Wilshire Large Cap Core Plus Fund	$1,420,454

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

The federal tax cost, unrealized appreciation and depreciation at December 31, 2012 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$181,584,261	$37,388,343	$(5,960,718)	$31,427,625
Large Company Value Portfolio	51,199,974	5,734,652	(2,338,154)	3,396,498
Small Company Growth Portfolio	9,609,559	1,075,111	(271,359)	803,752
Small Company Value Portfolio	8,610,737	1,369,173	(294,268)	1,074,905
Wilshire 5000 IndexSM Fund	108,638,424	75,877,208	(10,292,316)	65,584,892
Wilshire Large Cap Core Plus Fund	205,315,580	42,445,538	(10,458,393)	31,987,145

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investment in passive foreign investment companies, straddles, constructive sales and 263(h) reclassifications.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2012, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$—
Large Company Value Portfolio	—	4,967,113	6,732,491	—
Small Company Growth Portfolio	—	—	314,984	—
Small Company Value Portfolio	—	—	1,913,980	—
Wilshire 5000 IndexSM Fund	108,266	9,735,193	30,139,484	2,464

During the year ended December 31, 2012, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $8,205,794, $2,478,884, $561,132, $650,114, and $3,529,176, respectively, to offset capital gains. For the year ended December 31, 2012, the Wilshire 5000 IndexSM Fund had pre-enactment RIC modernization capital losses expire of $1,980,596.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

The tax character of distributions declared during the years ended December 31, 2012 and 2011 were as follows:

Portfolio	2012 Ordinary Income	2012 Capital Gains	2012 Return of Capital	2011 Ordinary Income	2011 Capital Gains	2011 Return of Capital
Large Company Growth Portfolio	$622,494	$5,560,769	$—	$—	$—	$—
Large Company Value Portfolio	446,518	—	—	266,100	—	708
Small Company Growth Portfolio	—	—	—	—	—	—
Small Company Value Portfolio	123,102	—	—	40,413	—	—
Wilshire 5000 IndexSM Fund	2,353,789	—	—	2,077,943	—	—
Wilshire Large Cap Core Plus Fund	1,718,664	4,773,887	—	4,135,949	2,022,548	—

At December 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire Large Cap Core Plus Fund
Undistributed ordinary income	$12,246	$6,459	$42,276	$12,445	$461,743	$—
Undistributed long-term capital gain	3,138,168	—	—	—	—	1,031,307
Capital loss carryforwards	—	(11,699,604)	(314,984)	(1,913,980)	(39,985,407)	—
Post October losses	—	—	—	—	—	(1,420,454)
Unrealized appreciation	31,427,625	3,396,498	803,752	1,074,905	65,584,892	29,086,808
Other temporary differences	—	(1)	(1)	3	—	—
Total distributable earnings/ (accumulated losses)	$34,578,039	$(8,296,648)	$531,043	$(826,627)	$26,061,228	$28,697,661

9. Reclassifications

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include investments in real estate investment trusts, sales of passive foreign investment companies, investments in Master Limited Partnerships, investment in Grantor Trusts and expiration of capital loss carryforwards. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2012, the reclassifications were as follows:

Fund	Decrease Paid-in Capital	Increase/(Decrease) Undistributed Investment Income	Increase/(Decrease) Net Realized Capital Gains/(Losses)
Large Company Growth Portfolio	$—	$11,363	$(11,363)
Large Company Value Portfolio	—	5,857	(5,857)
Small Company Growth Portfolio	—	4,699	(4,699)
Small Company Value Portfolio	—	11,935	(11,935)
Wilshire 5000 IndexSM Fund	(1,980,596)	39,901	1,940,695
Wilshire Large Cap Core Plus Fund	—	444,466	(444,466)

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) December 31, 2012

10. Indemnifications

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Contingencies

The Wilshire 5000 Index Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

12. Recent Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet — Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

13. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures resulting from subsequent events as follows: Effective on or about March 24, 2013, the Wilshire Large Cap Core Plus Fund will be restructured and the Fund’s name will change to the Wilshire International Equity Fund. As a result of the restructuring, the Fund’s principal investment strategy will be changed to allow the Fund to invest in equity securities of companies, wherever organized, which do business primarily outside the United States. The Fund’s subadvisers and benchmark will also change in connection with the restructuring. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors Wilshire Mutual Funds, Inc. and the Shareholders of
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio,
Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund:

In our opinion, the accompanying statements of assets and liabilities, including the condensed schedules of investments of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund and the schedule of investments of Wilshire Large Cap Core Plus Fund and the schedule of securities sold short of Wilshire Large Cap Core Plus Fund (six portfolios/funds constituting the Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) and the related statements of operations, of changes in net assets, of cash flows of the Wilshire Large Cap Core Plus Fund and the financial highlights present fairly, in all material respects, the financial position of the Portfolios at December 31, 2012 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, the cash flows of Wilshire Large Cap Core Plus Fund, for the year then ended, and each of their financial highlights for each of the five years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 28, 2013

Wilshire Mutual Funds, Inc. Additional Fund Information

The Board of Directors has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, positions and terms of office, their principal occupations during the past five years, and other directorships held by them. The address of each Director and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
INTERESTED DIRECTOR
Victor Zhang, 40(2)	Vice President Director	Since 2009 Since 2012	President, Wilshire Funds Management, Head of Investments, Wilshire Associates Incorporated, (Since 2006); Director of Investments, Harris myCFO Investment Advisory Services, LLC (2001 to 2006).	6	Wilshire Associates Incorporated; Guggenheim Beta Plus Solution Fund SPC; Wilshire Institutional Master Fund SPC; Wilshire Institutional Master Fund II SPC

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
NON-INTERESTED DIRECTORS
Margaret M. Cannella, 61	Director	Since 2011	Adjunct Professor, Columbia Business School. Formerly, Managing Director, Head, Global Credit Research and Corporate Strategy, JPMorgan Securities, Inc. and Managing Director, Head US Corporate Research, JP Morgan Securities, Inc.	15
Wilshire Variable Insurance Trust, Inc. (9 Funds); Schroder Series Trust; Schroder Global Series Trust; Schroder Capital Funds (Delaware); CHF Finance International (for profit joint venture of the World Bank and CHF); Advanced Pierre Foods; Princeton-in-Asia

Roger A. Formisano, 64	Director	Since 2006	Vice President, University Medical Foundation, 2006- Present; formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	15	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (9 Funds)

Edward Gubman, 61	Director	Since 2011	Founder and Principal, Strategic Talent Solutions	15	Wilshire Variable Insurance Trust (9 Funds)

Suanne K. Luhn, 58	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	15	Wilshire Variable Insurance Trust (9 Funds)

George J. Zock, 62	Director, Chairman of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003).	15	Wilshire Variable Insurance Trust (9 Funds)

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Jason Schwarz, 38	President	Since 2012	Managing Director, Wilshire Associates Incorporated (Since 2005); Head of Wilshire Funds Management’s Client Service, Sales, Marketing and Distribution functions (Since 2005).	N/A	N/A

Reena S. Lalji, 41	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003 – 2008)	N/A	N/A

James E. St. Aubin, 35	Vice President	Since 2009	Senior Portfolio Manager in Wilshire's Funds Management Group. 2004 – 2008, Senior Consultant at Ibbotson Associates – a division Morningstar Inc.	N/A	N/A

Helen Thompson, 45	Chief Compliance Officer Vice President	Since 2013 Since 2008
Managing Director, Wilshire Associates Incorporated (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Compliance Officer, Financial Controller, Company Secretary, Associate Director (1996 to 2003), First Quadrant Limited
				N/A	N/A

Michael Wauters, 47	Treasurer	Since 2009	Chief Financial Officer, Wilshire Associates Incorporated (since 2009); Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000-2009)	N/A	N/A

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/ Funds in Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Nathan R. Palmer, 37	Vice President	Since 2011
Vice President, Wilshire Funds Management (since 2011); Senior Investment Management Associate, Convergent Wealth Advisors (2009 to 2010); Director of Public Markets, Investment Office, California Institute of Technology (2008 to 2009); Treasury Manager, Retirement Investments, Intel Corporation (2004 to 2008).
				N/A	N/A

(1)
Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 70th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

(2)	Mr. Zhang is an interested person because of his position with the company’s investment adviser, Wilshire Associates Incorporated.

The Company’s Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request, by calling 1-888-200-6796.

Wilshire Mutual Funds, Inc. Additional Fund Information - (Continued)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Tax Information - (Unaudited)

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core Plus Fund	100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios listed below designate the following percentages of their income dividends distributed in 2012 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	100.00%
Large Company Value Portfolio	100.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	100.00%
Wilshire 5000 IndexSM Fund	100.00%
Wilshire Large Cap Core Plus Fund	100.00%

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of income distributions as qualified interest income that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core Plus Fund	0.00%

Wilshire Mutual Funds, Inc. Tax Information - (Unaudited) (Continued)

Pursuant to the American Jobs Creation Act of 2004, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds listed below designate the following percentages of short-term capital gain distributions as qualified short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors.

Portfolio	Percentage
Large Company Growth Portfolio	0.00%
Large Company Value Portfolio	0.00%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	0.00%
Wilshire 5000 IndexSM Fund	0.00%
Wilshire Large Cap Core Plus Fund	0.00%

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements

During the six months ended December 31, 2012, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved the renewal for an additional one-year term of the Company’s advisory agreement (the “Advisory Agreement”) with Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) with respect to each of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund and Wilshire Large Cap Core Plus Fund (the “Funds”). The Board also approved the renewal for additional one-year terms of Wilshire’s subadvisory agreements with each of the following subadvisers: Acadian Asset Management, Inc. (“Acadian”) with respect to the Large Company Value Portfolio, Cornerstone Capital Management, Inc. (“Cornerstone”) with respect to the Large Company Growth Portfolio, Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to each of the Small Company Value Portfolio, Small Company Growth Portfolio, Large Company Growth Portfolio and Wilshire 5000 Index Fund, NWQ Investment Management Company, LLC (“NWQ”) with respect to the Small Company Value Portfolio, Pyramis Global Advisors, LLC (“Pyramis”) with respect to the Wilshire Large Cap Core Plus Fund, Pzena Investment Management, LLC (“Pzena”) with respect to the Large Company Value Portfolio, Ranger Investment Management, L.P. (“Ranger”) with respect to the Small Company Growth Portfolio, Santa Barbara Asset Management, LLC (“Santa Barbara”) with respect to the Wilshire Large Cap Core Plus Fund, Systematic Financial Management, L.P. (“Systematic”) with respect to the Wilshire Large Company Value Portfolio, TWIN Capital Management, Inc. (“TWIN”) with respect to the Wilshire Large Cap Core Plus Fund, and Victory Capital Management, Inc. (“Victory”) with respect to the Wilshire Large Company Growth Portfolio. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of the Advisory Agreement and each of the Subadvisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the advisory arrangements; with respect to Wilshire, comparative fees and expense ratios; the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadvisers realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the Investment Company Act of 1940 (the “Independent Directors”) met with counsel in private sessions at which no representatives of Wilshire were present and discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the separate vote of the Independent Directors. In deciding to approve the Advisory and Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements - (Continued)

Information Requested and Received

The Board, including all the Independent Directors, considered the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 24, 2012 meeting and the renewal of the Advisory Agreement pursuant to a process that concluded at the Board’s November 30, 2012 meeting, in each case following an extensive process. At the direction of the Independent Directors, counsel to the Company and the Independent Directors sent memoranda to the Adviser requesting information regarding the Subadvisory Agreements and the Advisory Agreement to be provided to the Directors in advance of meetings of the Independent Directors held on August 24, 2012 and November 30, 2012, respectively.

In response to the requests for information, the Directors received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of each Fund as provided by Wilshire based upon data gathered from the Morningstar Direct database (“Morningstar”), along with the comparison to its benchmark index; (iii) the costs of services provided and estimated profits realized by the Adviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered and amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (vii) benefits realized by the Adviser from its relationship with each Fund. The Directors received information from the Adviser regarding the factors underlying the recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients, and (vii) benefits realized by the Subadviser from its relationship with the Fund. At each meeting, the Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

As a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which met on August 23, 2012 and November 30, 2012, respectively, to review the data Wilshire had prepared on performance and on the Subadvisers’ performance. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of each Fund to renew the Advisory and Subadvisory Agreements.

Nature, Extent and Quality of Services – Wilshire

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board considered the recent transition in senior management personnel and determined that the current personnel had the requisite skill sets. The Board also considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers, which system appeared

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements - (Continued)

to be reasonable. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Small Company Growth and Small Company Value Portfolios through voluntary expense caps and to the Wilshire Large Cap Core Plus Fund through an expense limitation agreement. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund support renewal of the contract.

The Board reviewed information on the performance of each Fund for the annualized one-, three, five- and ten-year periods ended September 30, 2012, as applicable, along with performance information of a peer group of funds determined by Wilshire based upon the Morningstar database and in comparison to its benchmark for the same periods. For the Large Company Growth Portfolio, the Board noted that the Fund outperformed the median of its peer group for all time periods and the benchmark for the one-year period. For the Large Company Value Portfolio, the Board noted that although the Fund underperformed the median of its peer group for the three-, five- and 10 year periods and its benchmark for the one-, three-, five- and ten-year periods, the Board took into consideration the Fund’s outperformance relative to the median of its benchmark for the one-year period. For the Small Company Growth Portfolio, the Board noted that the Fund outperformed the median of its peer group for the one-, three- and five-year periods and its benchmark for the three-year period, and that the Fund’s performance was competitive to its peer group for the ten-year period. For the Small Company Value Portfolio, the Board noted that, although the Fund underperformed the median of its peer group during the five- and ten-year periods and benchmark for the one-, three-, five- and ten-year periods, it outperformed the median of its peer group for the one-year period and its performance was competitive relative to its peer group for the three-year period. For the Wilshire 5000 Index Fund, the Board noted the competitive levels of performance as compared to the median of its peer group and its benchmark for the one-year period. Although performance for longer periods was below the median of the peer group, the Board noted that the small size of the Fund contributed to that ranking. For the Wilshire Large Cap Core Plus Fund, the Board noted that the Fund outperformed the median of its peer group for the one-year period and its performance was competitive relative to the median of its peer group for the three-year period, although the Fund underperformed its benchmark for the one- and three-year periods. Based upon the above, the Board determined that for each Fund performance was satisfactory.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of the peer group of funds. The Board determined that the actual advisory fee paid for each Fund was within a competitive range. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding contractual fees charged by the Adviser to other registered investment companies advised by the Adviser that were similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements - (Continued)

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the voluntary expense caps in place for the Small Company Growth and Small Company Value Portfolios, the expense limitation agreement in place for the Wilshire Large Cap Core Plus Fund and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds includes a breakpoint. The Board concluded that each Fund’s advisory fee reasonably reflected appropriate recognition of any economies of scale.

Fall-Out Benefits – Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services – Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser was providing or would provide reasonable services and recommended that each Subadvisory Agreement for each Fund be renewed.

The Board reviewed information comparing each Subadviser’s gross investment performance to a relevant benchmark. Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with Acadian, with respect to the Large Company Value Portfolio, noting that Acadian outperformed for the annualized one- and three-year periods ended June 30, 2012. The Board concluded that the investment performance of Cornerstone, with respect to the Large Company Growth Portfolio, met acceptable levels of investment performance for the year-to-date period ended June 30, 2012, and therefore, was satisfactory. With respect to the Small Company Growth Portfolio, the Board noted LA Capital’s outperformance for the annualized one-, three-, five- and ten-year periods ended June 30, 2012. With respect to the Large Company Growth Portfolio, the Board noted LA Capital’s outperformance for the annualized one- and three-year periods ended June 30, 2012. With respect to the Small Company Value Portfolio, the Board determined that although LA Capital underperformed for the annualized one and five-year periods ended June 30, 2012, outperformance for the annualized three- and ten-year periods ended June 30, 2012 resulted in a conclusion that performance was satisfactory. The Board considered that NWQ and Ranger currently have been allocated 0% of the Small Company Value Portfolio and Small Company Growth Portfolio’s assets, respectively, due to the small size of each Fund and determined to approve each Subadvisory Agreement based on the Adviser’s recommendation. The Board noted that Pzena, with respect to the Large Company Value Portfolio, had underperformed for all periods reviewed but considered

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements - (Continued)

that the Adviser is satisfied with the level of services provided based upon its assessment that performance is within expectations given Pzena’s investment style, and that the Adviser has committed to monitor Pzena’s performance. With respect to Victory’s performance for the Large Company Growth Portfolio, the Board noted Victory’s outperformance for the annualized three-year period ended June 30, 2012. With respect to Systematic’s performance for the Large Company Value Portfolio, the Board noted underperformance for the annualized one- and three-year periods ended June 30, 2012, but outperformance for the year-to-date period ended June 30, 2012, which resulted in a conclusion that performance was satisfactory. With respect to the Wilshire 5000 Index Fund, the Board noted LA Capital’s underperformance for most periods reviewed but considered LA Capital’s outperformance for the annualized three-year period ended June 30, 2012, that the Adviser is satisfied with the level of services provided and performance is within the Adviser’s expectations. With respect to the Wilshire Large Cap Core Plus Fund, the Board noted that TWIN and Pyramis underperformed for the annualized one- and three-year periods ended June 30, 2012. The Board concluded it was appropriate to approve the continuation of TWIN’s Subadvisory Agreement due to the Adviser’s satisfaction with the level of services provided given TWIN’s investment style. The Board also concluded that it was appropriate to approve the continuation of Pyramis’ Subadvisory Agreement given improved recent performance and the Adviser’s recommendation of approval and its commitment to monitor underperformance. The Board determined that Santa Barbara’s performance with respect to the Wilshire Large Cap Core Plus Fund was too new to judge, and, therefore, it was appropriate to approve continuation of the Subadvisory Agreement.

Subadvisory Fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than were charged to their Other Clients. For the Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Advisory and Subadvisory Agreements - (Continued)

Economies of Scale – Subadvisers

The Board considered whether there are or may be economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits – Subadvisers

The Board also considered the character and amount of other incidental benefits received or to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement and each Subadvisory Agreement are fair and reasonable and that the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

Wilshire Mutual Funds

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
http://advisor.wilshire.com

WIL-AR-001-0600

Item 2.	Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, the code of ethics was amended to address changes in the registrant’s covered officers.

(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one “audit committee financial expert” (as defined by Item 3 of Form N-CSR) serving on its audit committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent,” for purposes of Item 3 of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Directors.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $307,000 for 2011and $328,140 for 2012.

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2012.

Tax Fees

(c)
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $45,000 for 2011 and $49,950 for 2012. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2012.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not Applicable

(c)	0%

(d)	Not Applicable

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was (0%) zero percent.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $918,602 for 2011 and $985,175 for 2012.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core Plus Fund is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Report of Independent Registered Public Accounting Firm

To the Board of Directors Wilshire Mutual Funds, Inc. and the Shareholders of
Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio,
Small Company Value Portfolio and Wilshire 5000 IndexSM Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund, (five of the portfolios/funds constituting Wilshire Mutual Funds, Inc., hereafter referred to as the “Portfolios”) as of December 31, 2012, and for the year then ended and have issued our unqualified report thereon dated February 28, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Portfolios' schedule of investments (the “Statement”) as of December 31, 2012 appearing in Item 6 of this Form N-CSR. This Statement is the responsibility of the Portfolios' management. Our responsibility is to express an opinion on this Statement based on our audit. In our opinion, the Statement referred to above, when read in conjunction with the financial statements of the Portfolios referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 28, 2013

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 99.0%††
Consumer Discretionary — 19.1%
14,058	Amazon.com, Inc.	$3,530,526
96,772	Apollo Group, Inc., Class A(a)	2,024,470
640	AutoZone, Inc. †	226,835
7,090	Brinker International, Inc.(a)	219,719
30,104	Burberry Group PLC ADR(a)	1,227,641
5,660	Cablevision Systems Corp., Class A(a)	84,560
15,593	CBS Corp., Class B(a)	593,314
3,990	Charter Communications, Inc., Class A(a)	304,198
2,775	Chipotle Mexican Grill, Inc., Class A(a)	825,451
3,040	Coach, Inc.	168,750
18,170	Comcast Corp., Class A	679,195
2,140	Darden Restaurants, Inc.(a)	96,450
22,749	Dick's Sporting Goods, Inc.(a)	1,034,852
1,030	Dillard's, Inc., Class A	86,283
8,749	DIRECTV †	438,850
4,690	Discovery Communications, Inc., Class C †(a)	274,365
2,630	Discovery Communications, Inc., Class A(a)	166,952
47,932	Dollar General Corp.	2,113,322
2,690	Dollar Tree, Inc.	109,106
3,160	DR Horton, Inc.(a)	62,505
1,360	Dunkin' Brands Group, Inc.	45,125
1,000	Expedia, Inc.	61,450
4,550	Ford Motor Co.(a)	58,923
6,480	Gap, Inc. (The)	201,139
2,420	Garmin, Ltd.(a)	98,784
1,930	Genuine Parts Co.	122,709
7,480	Goodyear Tire & Rubber Co. (The)	103,299
3,980	H&R Block, Inc.	73,909
1,662	Harley-Davidson, Inc.	81,172
17,590	Home Depot, Inc. (The)	1,087,941
82,131	Johnson Controls, Inc.(a)	2,521,422
4,870	Las Vegas Sands Corp.	224,799
6,300	Liberty Global, Inc., Class A †	396,837
9,450	Liberty Interactive Corp., Class A †	185,976
580	Liberty Media Corp. - Liberty Capital, Class A	67,286
5,400	Ltd. Brands, Inc.(a)	254,124
10,375	Lululemon Athletica, Inc. †(a)	790,886
5,930	Marriott International, Inc., Class A	221,011
4,930	Mattel, Inc.(a)	180,537
13,318	McDonald's Corp.	1,174,781
1,830	McGraw-Hill Cos., Inc. (The)	100,046
820	Michael Kors Holdings, Ltd.(a)	41,845
5,740	News Corp., Class A	146,600
38,880	NIKE, Inc., Class B	2,006,208
2,917	Nordstrom, Inc.	156,060
6,990	Omnicom Group, Inc.	349,220
670	O'Reilly Automotive, Inc.	59,911
1,950	PetSmart, Inc.	133,263
1,300	Polaris Industries, Inc.(a)	109,395
2,280	priceline.com, Inc. †	1,416,336
640	Ralph Lauren Corp., Class A	95,949
3,520	Ross Stores, Inc.	190,608
5,740	Sally Beauty Holdings, Inc.	135,292
4,520	Scripps Networks Interactive, Inc., Class A	261,798
1,230	Sears Hometown and Outlet Stores, Inc. †	40,049
78,784	Sirius XM Radio, Inc.	227,686
31,668	Starbucks Corp.	1,698,038

Shares		Value
Consumer Discretionary (continued)
1,850	Starwood Hotels & Resorts Worldwide, Inc.	$106,116
4,860	Time Warner Cable, Inc., Class A	472,343
1,540	Time Warner, Inc.	73,658
11,630	TJX Cos., Inc.	493,694
10,675	Tractor Supply Co.	943,243
850	Ulta Salon Cosmetics & Fragrance, Inc.	83,521
1,620	Under Armour, Inc., Class A(a)	78,619
5,576	VF Corp.	841,809
5,950	Viacom, Inc., Class B	313,803
10,850	Virgin Media, Inc.(a)	398,738
29,870	Walt Disney Co. (The)	1,487,227
1,370	Weight Watchers International, Inc.(a)	71,733
5,540	Wyndham Worldwide Corp.	294,783
2,040	Wynn Resorts, Ltd.(a)	229,480
5,350	Yum! Brands, Inc.	355,240
		35,631,765
Consumer Staples — 8.3%
19,670	Altria Group, Inc.	618,032
90,625	Coca-Cola Co. (The)	3,285,156
4,821	Colgate-Palmolive Co.	503,987
14,135	Costco Wholesale Corp.	1,396,114
3,620	CVS Caremark Corp.	175,027
17,422	Diageo PLC ADR	2,031,057
4,650	Dr. Pepper Snapple Group, Inc.	205,437
6,950	General Mills, Inc.	280,849
1,050	Hershey Co. (The)	75,831
2,670	HJ Heinz Co.(a)	154,006
3,430	Kimberly-Clark Corp.	289,595
426	Kraft Foods Group, Inc.	19,370
740	Lorillard, Inc.	86,336
1,770	Nu Skin Enterprises, Inc., Class A(a)	65,579
17,096	PepsiCo, Inc.	1,169,879
40,974	Philip Morris International, Inc.	3,427,065
2,800	Procter & Gamble Co. (The)	190,092
2,240	Reynolds American, Inc.(a)	92,803
2,770	Sysco Corp.(a)	87,698
16,607	Wal-Mart Stores, Inc.	1,133,096
1,810	Whole Foods Market, Inc.	165,307
		15,452,316
Energy — 5.6%
16,530	Anadarko Petroleum Corp.	1,228,344
22,550	Cameron International Corp.	1,273,173
91,814	Cobalt International Energy, Inc. †	2,254,952
1,068	ConocoPhillips	61,933
590	EOG Resources, Inc.	71,266
6,360	Kinder Morgan, Inc.	224,699
1,830	Oceaneering International, Inc.	98,436
939	Phillips 66	49,861
53,154	Schlumberger, Ltd.	3,683,040
8,300	Spectra Energy Corp.(a)	227,254
89,630	Weatherford International, Ltd. †	1,002,960
8,860	Williams Cos., Inc. (The)	290,077
		10,465,995
Financials — 5.7%
8,250	Affiliated Managers Group, Inc.	1,073,737
1,210	Allied World Assurance Co. Holdings AG	95,348
4,680	American Capital, Ltd.	56,160
10,710	American Express Co.	615,611
3,730	American International Group, Inc. †	131,669
4,700	American Tower Corp., Class A	363,169
6,940	Annaly Capital Management, Inc.(a)	97,438
2,320	Arthur J. Gallagher & Co.	80,388
3,430	Assured Guaranty, Ltd.	48,809

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
3,860	Bank of Hawaii Corp.(a)	$170,033
970	BlackRock, Inc., Class A	200,509
22,106	Camden Property Trust	1,507,850
33,478	Capital One Financial Corp.	1,939,381
21,703	CapitalSource, Inc.	164,508
8,810	Capitol Federal Financial, Inc.	102,989
3,120	CME Group, Inc., Class A	158,215
2,980	Discover Financial Services	114,879
350	Essex Property Trust, Inc.	51,328
5,620	Fifth Third Bancorp	85,368
17,620	General Growth Properties, Inc.	349,757
10,810	Genworth Financial, Inc., Class A †	81,183
1,190	HCP, Inc.	53,764
1,300	IntercontinentalExchange, Inc.(a)	160,953
4,680	Kimco Realty Corp.(a)	90,418
2,540	Macerich Co. (The)	148,082
5,340	Marsh & McLennan Cos., Inc.	184,070
10,110	MBIA, Inc.(a)	79,363
2,810	Plum Creek Timber Co., Inc.(a)	124,680
13,510	Progressive Corp. (The)(a)	285,061
4,870	Protective Life Corp.	139,185
2,720	Public Storage	394,291
1,180	Rayonier, Inc.(a)	61,159
3,440	Simon Property Group, Inc.	543,830
12,350	SLM Corp.	211,555
1,180	State Street Corp.	55,472
1,900	T Rowe Price Group, Inc.	123,747
770	Taubman Centers, Inc.	60,614
6,290	TD Ameritrade Holding Corp.	105,735
5,370	U.S. Bancorp	171,518
1,740	Validus Holdings, Ltd.	60,169
2,660	Washington Federal, Inc.	44,874
3,210	Wells Fargo & Co.	109,718
		10,696,587
Health Care — 13.1%
16,730	Abbott Laboratories	1,095,815
19,560	Alexion Pharmaceuticals, Inc. †(a)	1,834,923
14,833	Allergan, Inc.	1,360,631
4,300	AmerisourceBergen Corp., Class A	185,674
11,180	Amgen, Inc.	965,058
7,580	Ariad Pharmaceuticals, Inc. †	145,384
3,480	Baxter International, Inc.	231,977
3,268	Becton Dickinson and Co.	255,525
11,784	Biogen Idec, Inc.	1,728,359
16,470	Bristol-Myers Squibb Co.(a)	536,757
2,170	Cardinal Health, Inc.	89,361
1,110	Catamaran Corp.	52,292
18,237	Celgene Corp. †	1,435,617
14,355	Cerner Corp.	1,114,522
530	Edwards Lifesciences Corp. †(a)	47,790
4,780	Eli Lilly & Co.	235,750
46,762	Express Scripts Holding Co.	2,525,148
8,365	Gilead Sciences, Inc.	614,409
4,060	HCA Holdings, Inc.	122,490
78,613	Hologic, Inc.(a)	1,574,618
408	Intuitive Surgical, Inc.	200,071
7,658	Johnson & Johnson	536,826
1,380	LifePoint Hospitals, Inc.(a)	52,095
3,380	McKesson Corp.	327,725
2,220	Medivation, Inc. †(a)	113,575
1,330	Medtronic, Inc.	54,557
690	Onyx Pharmaceuticals, Inc. †(a)	52,116
4,383	Patterson Cos., Inc.(a)	150,030
9,050	Perrigo Co.	941,471
1,750	Pfizer, Inc.	43,890

Shares		Value
Health Care (continued)
1,450	Regeneron Pharmaceuticals, Inc.	$248,051
2,300	Tenet Healthcare Corp. †(a)	74,681
45,329	Teva Pharmaceutical Industries, Ltd. ADR	1,692,585
2,930	United Therapeutics Corp.(a)	156,521
17,090	Vertex Pharmaceuticals, Inc.	716,755
48,164	WellPoint, Inc.(a)	2,934,151
		24,447,200
Industrials — 10.9%
7,213	3M Co.	669,727
6,185	Boeing Co. (The)	466,102
19,825	Caterpillar, Inc.	1,775,924
3,670	Crane Co.(a)	169,848
89,490	CSX Corp.	1,765,638
1,470	Cummins, Inc.	159,275
4,600	Danaher Corp.	257,140
2,810	Deere & Co.(a)	242,840
7,540	Emerson Electric Co.	399,319
28,545	Fastenal Co.(a)	1,332,766
36,664	Fluor Corp.	2,153,643
1,720	General Cable Corp.(a)	52,305
14,230	General Electric Co.	298,688
1,870	Graco, Inc.	96,286
8,860	Honeywell International, Inc.	562,344
5,620	Illinois Tool Works, Inc.	341,752
4,600	Iron Mountain, Inc.	142,830
3,630	ITT Corp.	85,160
11,850	JB Hunt Transport Services, Inc.(a)	707,563
26,785	Joy Global, Inc.(a)	1,708,347
3,840	Lockheed Martin Corp.	354,394
740	Nordson Corp.(a)	46,709
940	Northrop Grumman Corp.	63,525
2,310	Oshkosh Corp.	68,492
1,460	Precision Castparts Corp.	276,553
1,450	Raytheon Co.	83,462
13,420	Rockwell Automation, Inc.	1,127,146
1,450	Rockwell Collins, Inc.(a)	84,346
1,630	Roper Industries, Inc.	181,712
600	Stericycle, Inc. †	55,962
26,551	Textron, Inc.(a)	658,199
1,130	TransDigm Group, Inc.(a)	154,087
3,293	Trinity Industries, Inc.	117,955
14,255	Union Pacific Corp.	1,792,139
7,810	United Parcel Service, Inc., Class B	575,831
9,870	United Technologies Corp.	809,439
960	WABCO Holdings, Inc.	62,582
1,940	WESCO International, Inc.(a)	130,814
940	WW Grainger, Inc.	190,228
		20,221,072
Information Technology — 30.1%
4,620	Accenture PLC, Class A	307,230
62,744	Acme Packet, Inc. †(a)	1,387,897
3,789	Altera Corp.	130,493
27,532	Apple, Inc.	14,675,382
5,910	Automatic Data Processing, Inc.	336,929
23,305	Baidu, Inc. ADR †(a)	2,337,258
5,614	CA, Inc.(a)	123,396
44,164	Citrix Systems, Inc.(a)	2,903,783
17,750	Cognizant Technology Solutions Corp., Class A †	1,314,388
62,495	eBay, Inc. †	3,188,495
58,920	EMC Corp. †	1,490,676
1,506	F5 Networks, Inc. †	146,308

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Information Technology (continued)
2,300	Fidelity National Information Services, Inc.	$80,063
1,910	Gartner, Inc.	87,898
4,564	Google, Inc., Class A †	3,237,565
50,570	Intel Corp.	1,043,259
11,933	International Business Machines Corp.	2,285,766
6,560	Intuit, Inc.	390,320
4,825	LinkedIn Corp., Class A †(a)	554,006
940	Mastercard, Inc., Class A	461,803
86,085	Microsoft Corp.	2,301,052
1,900	Motorola Solutions, Inc.	105,792
24,025	NetApp, Inc. †	806,039
41,992	Oracle Corp.	1,399,173
7,680	Paychex, Inc.(a)	239,155
98,613	QUALCOMM, Inc.	6,115,978
410	Salesforce.com, Inc. †(a)	68,921
3,899	Tech Data Corp.	177,522
15,450	Teradata Corp.	956,200
5,670	TIBCO Software, Inc.	124,797
5,890	VeriSign, Inc.(a)	228,650
29,824	Visa, Inc., Class A	4,520,722
174,532	Western Union Co. (The)	2,375,381
1,650	Xilinx, Inc.	59,235
9,630	Yahoo!, Inc.	191,637
		56,153,169
Materials — 5.2%
2,100	Air Products & Chemicals, Inc.	176,442
2,980	Ball Corp.(a)	133,355
3,240	Cabot Corp.	128,919
320	CF Industries Holdings, Inc.	65,011
730	Cytec Industries, Inc.	50,246
620	Domtar Corp.(a)	51,782
5,330	Dow Chemical Co. (The)	172,266
1,640	Ecolab, Inc.	117,916
14,340	EI du Pont de Nemours & Co.(a)	644,870
37,015	Freeport-McMoRan Copper & Gold, Inc.	1,265,913
4,790	Kronos Worldwide, Inc.(a)	93,405
22,766	Monsanto Co.	2,154,802
35,360	Mosaic Co. (The)	2,002,437
4,090	Packaging Corp. of America	157,343
940	PPG Industries, Inc.	127,229
5,750	Praxair, Inc.(a)	629,337
2,560	Rockwood Holdings, Inc.	126,618
8,293	Sherwin-Williams Co. (The)	1,275,629
1,263	Silgan Holdings, Inc.	52,528
2,640	Southern Copper Corp.(a)	99,950
740	Westlake Chemical Corp.(a)	58,682
		9,584,680
Telecommunication Services — 1.0%
2,680	AT&T, Inc.	90,343
2,620	CenturyLink, Inc.	102,494
2,560	Crown Castle International Corp.	184,730
3,590	tw telecom, Inc., Class A †(a)	91,437
32,850	Verizon Communications, Inc.	1,421,420
		1,890,424
Utilities — 0.0%
1,480	ONEOK, Inc.	63,270

Total Common Stock
(Cost $151,523,168)		184,606,478

Shares		Value

SHORT-TERM INVESTMENTS — 15.2%
2,007,875	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	$2,007,875
26,397,533	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	26,397,533

Total Short-Term Investments
(Cost $28,405,408)		28,405,408
Total Investments — 114.2%
(Cost $179,928,576)		213,011,886
Other Assets & Liabilities, Net — (14.2)%		(26,419,056)
NET ASSETS — 100.0%		$186,592,830

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $26,432,210.
(b)	Rate shown is the 7-day effective yield as of December 31, 2012.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $26,397,533.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $124,857 (Note 6).

ADR — American Depositary Receipt Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 98.7%††
Consumer Discretionary — 9.3%
3,240	1-800-Flowers.com, Inc., Class A †(a)	$11,891
2,282	American Eagle Outfitters, Inc.(a)	46,804
13,175	Apollo Group, Inc., Class A(a)	275,621
10,891	Comcast Corp., Class A	407,106
2,882	CSS Industries, Inc.(a)	63,087
17,300	Delphi Automotive PLC(a)	661,725
40	Dillard's, Inc., Class A (a)	3,351
5,307	Exceed Co., Ltd. †(a)	7,164
3,165	Flexsteel Industries, Inc.	67,889
9,275	Foot Locker, Inc.	297,913
4,900	GNC Holdings, Inc., Class A(a)	163,072
5,781	Lowe's Cos., Inc.	205,341
1,843	Luby's, Inc. †	12,330
4,200	Macy's, Inc.	163,884
1,821	Marcus Corp.(a)	22,708
4,250	Newell Rubbermaid, Inc.(a)	94,647
4,050	News Corp., Class A	103,437
10,800	Omnicom Group, Inc.	539,568
5,900	PulteGroup, Inc.	107,144
800	PVH Corp.(a)	88,808
47,875	Staples, Inc.	545,775
1,300	Town Sports International Holdings, Inc.	13,845
3,525	TravelCenters of America LLC †	16,567
3,987	Unifi, Inc. †(a)	51,871
1,929	Whirlpool Corp.	196,276
		4,167,824
Consumer Staples — 7.3%
6,991	Central Garden and Pet Co., Class A †(a)	73,056
2,000	Coca-Cola Co. (The)	72,500
13,266	CVS Caremark Corp.	641,411
–	Herbalife, Ltd.(a)	—
1,375	JM Smucker Co. (The)(a)	118,580
2,433	Kraft Foods Group, Inc.	110,629
2,950	Kroger Co. (The)	76,759
5,775	Molson Coors Brewing Co., Class B(a)	247,112
7,000	Mondelez International, Inc., Class A	178,290
4,957	Orchids Paper Products Co.(a)	100,230
2,811	Philip Morris International, Inc.	235,112
11,090	Procter & Gamble Co. (The)	752,900
118	Smithfield Foods, Inc (a).	2,545
11,300	Tyson Foods, Inc., Class A	219,220
5,725	Walgreen Co.	211,882
3,341	Wal-Mart Stores, Inc.(a)	227,957
		3,268,183
Energy — 16.4%
1,524	Adams Resources & Energy, Inc.	53,447
7,850	Alon USA Energy, Inc.	142,006
2,625	Anadarko Petroleum Corp.	195,064
11,525	Baker Hughes, Inc.	470,681
16,343	BP PLC ADR(a)	680,523
2,300	Cameron International Corp.	129,858
4,675	Chevron Corp.(a)	505,554
9,291	ConocoPhillips	538,785
4,816	Delek US Holdings, Inc.(a)	121,941
2,200	Energen Corp.(a)	99,198
16,674	Exxon Mobil Corp.	1,443,135
2,025	Helmerich & Payne, Inc.(a)	113,420
3,725	Hess Corp.(a)	197,276
3,004	HollyFrontier Corp.(a)	139,836
6,209	Marathon Petroleum Corp.	391,167
7,350	Peabody Energy Corp.(a)	195,584
7,866	Penn Virginia Corp.(a)	34,689

Shares		Value
Energy (continued)
4,838	Phillips 66	$256,898
10,049	Royal Dutch Shell PLC ADR, Class A	692,852
4,550	Suncor Energy, Inc.	150,059
4,770	Tesoro Corp.	210,118
2,600	Transocean, Ltd.	116,090
10,340	Valero Energy Corp.	352,801
5,485	Western Refining, Inc.(a)	154,622
		7,385,604
Financials — 27.8%
1,312	Aflac, Inc.	69,693
1,235	Alexander & Baldwin, Inc. †	36,272
15,450	Allstate Corp. (The)	620,626
0	Altisource Asset Management Corp. †	16
692	Altisource Portfolio Solutions SA †	59,965
231	Altisource Residential Corp., Class B †(a)	3,654
29,632	American International Group, Inc. †	1,046,010
8,177	Associated Banc-Corp(a)	107,282
5,793	Assurant, Inc.(a)	201,017
15,650	Axis Capital Holdings, Ltd.(a)	542,116
56,300	Bank of America Corp.	653,080
5,639	Berkshire Hathaway, Inc., Class B	505,818
2,400	Calamos Asset Management, Inc., Class A(a)	25,368
4,250	Capital One Financial Corp.	246,203
29,396	Citigroup, Inc.	1,162,906
6,438	CNO Financial Group, Inc. (a)	60,067
2,225	Digital Realty Trust, Inc.(a)	151,055
17,873	Discover Financial Services(a)	689,004
4,350	Fidelity National Financial, Inc., Class A	102,443
16,300	Fifth Third Bancorp	247,597
879	First Financial Holdings, Inc.(a)	11,497
2,200	Franklin Resources, Inc.	276,540
2,450	Goldman Sachs Group, Inc. (The)(a)	312,522
261	Home Loan Servicing Solutions, Ltd.	4,933
2,238	Horace Mann Educators Corp.(a)	44,670
15,575	Invesco, Ltd.	406,352
30,510	JPMorgan Chase & Co.	1,341,524
8,100	KeyCorp	68,202
6,875	Lincoln National Corp.(a)	178,063
23,225	MetLife, Inc.	765,032
17,425	Morgan Stanley	333,166
2,824	PartnerRe, Ltd.(a)	227,304
12,279	PNC Financial Services Group, Inc.	715,989
4,141	PrivateBancorp, Inc., Class A(a)	63,440
1,675	Provident Financial Holdings, Inc.	29,313
11,900	Regions Financial Corp.	84,728
6,225	State Street Corp.	292,637
2,647	Stewart Information Services Corp.(a)	68,822
3,850	SunTrust Banks, Inc.	109,148
29,875	UBS AG(a)	470,232
1,585	United Fire Group, Inc.(a)	34,616
2,100	Validus Holdings, Ltd.	72,618
2,458	Wells Fargo & Co.	84,014
		12,525,554
Health Care — 11.1%
10,737	Abbott Laboratories	703,273
1,725	Aetna, Inc.(a)	79,868
4,170	Albany Molecular Research, Inc. †(a)	22,018
2,100	Amgen, Inc.	181,272
1,650	AstraZeneca PLC ADR (a)	77,995
5,575	Becton Dickinson and Co.	435,909
4,150	Bristol-Myers Squibb Co.	135,249
975	Celgene Corp. †	76,752
2,726	Cigna Corp.(a)	145,732

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Health Care (continued)
9,268	Eli Lilly & Co.	$457,098
2,050	Express Scripts Holding Co.	110,700
1,050	Gilead Sciences, Inc.	77,122
2,004	Humana, Inc.	137,535
1,050	Johnson & Johnson	73,605
3,525	Laboratory Corp. of America Holdings †	305,335
1,623	McKesson Corp.	157,366
17,009	Merck & Co., Inc.(a)	696,348
317	National Healthcare Corp.	14,905
35,471	Pfizer, Inc.	889,613
4,853	Pozen, Inc. †(a)	24,314
3,778	UnitedHealth Group, Inc.	204,919
		5,006,928
Industrials — 8.3%
1,356	Alliant Techsystems, Inc.	84,018
866	American Woodmark Corp. †	24,092
2,339	Argan, Inc.	42,102
2,098	Courier Corp.(a)	23,078
8,550	Delta Air Lines, Inc.	101,488
6,300	Eaton Corp. PLC(a)	341,460
5,119	FreightCar America, Inc.(a)	114,768
23,050	General Electric Co.	483,820
1,844	Intersections, Inc.(a)	17,481
5,258	Kimball International, Inc., Class B(a)	61,045
4,675	L-3 Communications Holdings, Inc., Class 3	358,199
2,364	Lockheed Martin Corp.	218,174
4,785	Lydall, Inc.(a)	68,617
19,550	Masco Corp.	325,703
627	NN, Inc.(a)	5,743
9,137	Northrop Grumman Corp.	617,478
2,342	PGT, Inc. †(a)	10,539
4,056	Raytheon Co.	233,463
696	Saia, Inc.(a)	16,092
21,325	Southwest Airlines Co.	218,368
7,457	Sparton Corp. †(a)	103,429
9,668	Sypris Solutions, Inc.(a)	38,285
4,334	TMS International Corp., Class A	54,262
3,900	United Rentals, Inc.(a)	177,528
349	Willis Lease Finance Corp. †(a)	4,994
		3,744,226
Information Technology — 10.8%
2,100	Adobe Systems, Inc.	79,128
5,318	AOL, Inc.(a)	157,466
131	Apple, Inc.	69,827
6,324	Booz Allen Hamilton Holding Corp., Class A(a)	88,030
6,400	Broadcom Corp., Class A	212,544
18,700	Cisco Systems, Inc.	367,455
6,413	Computer Sciences Corp.	256,841
23,725	Dell, Inc.	240,334
567	EarthLink, Inc.	3,663
6,100	EMC Corp. †(a)	154,330
575	Google, Inc., Class A †	407,888
46,700	Hewlett-Packard Co.	665,475
14	Hutchinson Technology, Inc. †(a)	28
6,023	Kulicke & Soffa Industries, Inc.(a)	72,216
641	Magnachip Semiconductor Corp. †	10,205
13,098	Microsoft Corp.	350,109
3,750	NXP Semiconductor NV	98,887
17,700	Oracle Corp.	589,764
7,999	Photronics, Inc. †(a)	47,674
90	PRGX Global, Inc. †	580
1,700	QUALCOMM, Inc.	105,434

Shares		Value
Information Technology (continued)
7,100	Skyworks Solutions, Inc.	$144,130
14,825	TE Connectivity, Ltd.	550,304
783	Ultra Clean Holdings(a)	3,845
1,950	Western Digital Corp.	82,856
5,300	Yahoo!, Inc.	105,470
		4,864,483
Materials — 3.0%
218	AEP Industries, Inc. †(a)	12,912
1,181	CF Industries Holdings, Inc.	239,932
8,200	Freeport-McMoRan Copper & Gold, Inc.	280,440
794	Huntsman Corp.(a)	12,625
6,870	LyondellBasell Industries NV, Class A	392,208
1,900	Nucor Corp.(a)	82,042
2,250	PPG Industries, Inc.	304,537
849	US Concrete, Inc. †	7,684
		1,332,380
Telecommunication Services — 2.0%
11,950	AT&T, Inc.	402,834
6,435	Telephone & Data Systems, Inc.(a)	142,471
8,537	Verizon Communications, Inc.(a)	369,396
		914,701
Utilities — 2.7%
576	Chesapeake Utilities Corp.(a)	26,151
6,075	Entergy Corp.(a)	387,281
6,600	NiSource, Inc.	164,274
18,370	PPL Corp.(a)	525,933
4,309	Xcel Energy, Inc.	115,093
		1,218,732
Total Common Stock
(Cost $40,099,694)		44,428,615

SHORT-TERM INVESTMENTS — 22.6%
678,662	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	678,622
9,489,195	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b) (c)	9,489,195

Total Short-Term Investments
(Cost $10,167,857)		10,167,857
Total Investments — 121.3%
(Cost $50,267,551)		54,596,472
Other Assets & Liabilities, Net — (21.3)%		(9,576,440)
NET ASSETS — 100.0%		$45,020,032

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $9,367,300 (Note 6).
(b)	Rate shown is the 7-day effective yield as of December 31, 2012.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $9,489,195.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,424 (Note 6).

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	December 31, 2012

ADR — American Depositary Receipt
LLC— Limited Liability Company
Ltd.— Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 19.8%
970	Aeropostale, Inc. †(a)	$12,620
376	AFC Enterprises, Inc. †	9,825
580	American Greetings Corp., Class A(a)	9,796
170	American Public Education, Inc. †(a)	6,139
240	America's Car-Mart, Inc. †(a)	9,725
1,676	Ameristar Casinos, Inc.(a)	43,978
812	ANN, Inc.	27,478
510	Arbitron, Inc.(a)	23,807
500	Arctic Cat, Inc. †(a)	16,695
780	Asbury Automotive Group, Inc.(a)	24,983
1,230	Belo Corp., Class A(a)	9,434
30	Biglari Holdings, Inc. †(a)	11,701
700	Blyth, Inc.(a)	10,885
330	Bob Evans Farms, Inc.(a)	13,266
1,000	Boyd Gaming Corp. †(a)	6,640
450	Bravo Brio Restaurant Group, Inc.(a)	6,044
548	Bridgepoint Education, Inc. †(a)	5,644
603	Brunswick Corp.	17,541
310	Buckle, Inc. (The)(a)	13,838
750	Cabela's, Inc.	31,312
560	Caesars Entertainment Corp. †(a)	3,875
250	Capella Education Co.	7,057
1,377	Carmike Cinemas, Inc. †	20,655
550	Cato Corp. (The), Class A(a)	15,086
120	Cavco Industries, Inc. †	5,998
360	CEC Entertainment, Inc.(a)	11,948
992	Cheesecake Factory, Inc. (The)(a)	32,458
504	Cherokee, Inc.	6,910
330	Children's Place Retail Stores, Inc. (The) †	14,616
250	Citi Trends, Inc. †	3,440
587	Coinstar, Inc.(a)	30,530
1,160	Collectors Universe(a)	11,635
240	Conn's, Inc. †	7,363
910	Cooper Tire & Rubber Co.(a)	23,078
140	Core-Mark Holding Co., Inc.	6,629
461	Cracker Barrel Old Country Store, Inc.	29,624
1,270	Crocs, Inc.	18,275
297	Dana Holding Corp.	4,636
730	Destination Maternity Corp.	15,739
230	DineEquity, Inc.	15,410
788	Domino's Pizza, Inc.(a)	34,317
260	Dorman Products, Inc.(a)	9,188
190	Drew Industries, Inc.(a)	6,128
320	Einstein Noah Restaurant Group, Inc.	3,907
378	Ethan Allen Interiors, Inc.(a)	9,718
1,107	Express, Inc. †(a)	16,705
461	Finish Line, Inc. (The), Class A	8,727
460	Francesca's Holdings Corp.(a)	11,942
440	Genesco, Inc. †	24,200
1,080	Gentherm, Inc. †	14,364
200	G-III Apparel Group, Ltd. †	6,846
260	Gordmans Stores, Inc. †	3,905
530	Hibbett Sports, Inc. †(a)	27,931
2,060	Hot Topic, Inc.(a)	19,879
490	HSN, Inc.(a)	26,989
280	iRobot Corp.	5,247
307	Jos. A Bank Clothiers, Inc. †(a)	13,072
2,720	LeapFrog Enterprises, Inc., Class A †(a)	23,474
900	Libbey, Inc.	17,415
600	Life Time Fitness, Inc. †(a)	29,526
1,140	Lions Gate Entertainment Corp.(a)	18,696
302	Lumber Liquidators Holdings, Inc. †(a)	15,955

Shares		Value
Consumer Discretionary (continued)
1,320	MDC Partners, Inc., Class A(a)	$14,916
1,100	Morgans Hotel Group Co. †	6,094
210	Movado Group, Inc.	6,443
3,030	MTR Gaming Group, Inc. †	12,635
1,140	Multimedia Games Holding Co., Inc. †	16,769
810	National CineMedia, Inc.(a)	11,445
680	Nexstar Broadcasting Group, Inc., Class A †	7,201
2,690	Orbitz Worldwide, Inc. †(a)	7,317
260	Oxford Industries, Inc.(a)	12,054
429	Papa John's International, Inc. †	23,569
640	PetMed Express, Inc.(a)	7,104
1,510	Pier 1 Imports, Inc.(a)	30,200
1,030	Pinnacle Entertainment, Inc. †	16,305
600	Pool Corp.	25,392
350	Red Robin Gourmet Burgers, Inc.(a)	12,352
410	RG Barry Corp.	5,810
170	rue21, Inc. †(a)	4,826
3,690	Ruth's Hospitality Group, Inc. †	26,826
300	Ryland Group, Inc. (The)(a)	10,950
760	Select Comfort Corp. †(a)	19,889
1,020	Sinclair Broadcast Group, Inc., Class A(a)	12,872
359	Six Flags Entertainment Corp.	21,971
1,560	Smith & Wesson Holding Corp. †(a)	13,166
380	Steven Madden, Ltd.	16,062
340	Sturm Ruger & Co., Inc.(a)	15,436
456	Tenneco, Inc.	16,010
930	Texas Roadhouse, Inc., Class A(a)	15,624
832	Tower International, Inc. †	6,698
1,650	Town Sports International Holdings, Inc.	17,573
260	True Religion Apparel, Inc.(a)	6,609
1,010	Valassis Communications, Inc.(a)	26,038
260	Vitamin Shoppe, Inc.(a)	14,914
122	Winmark Corp.	6,954
1,030	World Wrestling Entertainment, Inc., Class A	8,127
1,032	Zagg, Inc. †(a)	7,596
409	Zumiez, Inc.(a)	7,939
		1,436,130
Consumer Staples — 7.3%
160	Alico, Inc.	5,861
990	B&G Foods, Inc., Class A(a)	28,027
136	Boston Beer Co., Inc. (The), Class A(a)	18,285
210	Calavo Growers, Inc.(a)	5,294
610	Cal-Maine Foods, Inc.	24,534
230	Casey's General Stores, Inc.(a)	12,213
970	Central Garden and Pet Co., Class A †	10,136
220	Coca-Cola Bottling Co. Consolidated	14,630
1,060	Craft Brew Alliance, Inc. †(a)	6,869
520	Darling International, Inc. †	8,341
410	Elizabeth Arden, Inc. †	18,454
350	Hain Celestial Group, Inc. (The)(a)	18,977
142	Harris Teeter Supermarkets, Inc.	5,476
570	Inter Parfums, Inc.	11,092
1,170	Inventure Foods, Inc. †(a)	7,593
180	J&J Snack Foods Corp.	11,509
290	Lancaster Colony Corp.(a)	20,065
370	Medifast, Inc.	9,764
1,159	Nature's Sunshine Products, Inc.(a)	16,783
502	Nu Skin Enterprises, Inc., Class A(a)	18,599
680	Orchids Paper Products Co.	13,750
482	Pantry, Inc. (The)(a)	5,847
1,640	Pilgrim's Pride Corp.(a)	11,890
340	Post Holdings, Inc. †	11,645

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Consumer Staples (continued)
690	Prestige Brands Holdings, Inc. †	$13,821
170	Pricesmart, Inc.(a)	13,098
4,590	Rite Aid Corp. †	6,242
400	Sanderson Farms, Inc.(a)	19,020
870	Snyders-Lance, Inc.(a)	20,976
270	Spectrum Brands Holdings, Inc.(a)	12,131
2,950	Star Scientific, Inc. †(a)	7,906
210	Susser Holdings Corp.(a)	7,243
1,240	Synutra International, Inc. †(a)	5,741
280	Tootsie Roll Industries, Inc.(a)	7,258
300	TreeHouse Foods, Inc.	15,639
480	United Natural Foods, Inc.	25,723
610	USANA Health Sciences, Inc.(a)	20,087
1,277	Vector Group, Ltd.(a)	18,989
390	WD-40 Co.	18,373
		527,881
Energy — 2.6%
376	Alon USA Energy, Inc.	6,802
695	Berry Petroleum Co., Class A(a)	23,317
815	Crosstex Energy, Inc.	11,687
77	Dril-Quip, Inc. †	5,625
384	Energy XXI Bermuda, Ltd.(a)	12,361
1,643	Halcon Resources Corp. †(a)	11,370
1,670	ION Geophysical Corp.(a)	10,871
1,240	Kodiak Oil & Gas Corp.(a)	10,974
720	Oasis Petroleum, Inc.	22,896
472	Rosetta Resources, Inc. †	21,410
230	Targa Resources Corp.	12,153
1,205	TGC Industries, Inc.	9,869
900	Vaalco Energy, Inc.(a)	7,785
783	Western Refining, Inc.(a)	22,073
		189,193
Financials — 10.8%
250	Acadia Realty Trust(a)	6,270
290	American Assets Trust, Inc.	8,100
210	American Safety Insurance Holdings, Ltd. †	3,973
733	Amtrust Financial Services, Inc.(a)	21,030
200	Apollo Residential Mortgage, Inc.	4,038
153	Arrow Financial Corp.(a)	3,817
750	Bank of the Ozarks, Inc.(a)	25,103
2,759	BGC Partners, Inc., Class A	9,546
170	BofI Holding, Inc. †	4,738
660	Bridge Capital Holdings †(a)	10,270
1,424	CBL & Associates Properties, Inc.(a)	30,203
310	Coresite Realty Corp.(a)	8,574
233	Credit Acceptance Corp.	23,689
1,090	DFC Global Corp.(a)	20,176
896	Duff & Phelps Corp., Class A	13,996
230	DuPont Fabros Technology, Inc.	5,557
230	Eagle Bancorp, Inc. †	4,593
100	EastGroup Properties, Inc.(a)	5,381
1,120	Employers Holdings, Inc.(a)	23,050
550	Encore Capital Group, Inc. †(a)	16,841
510	Enterprise Financial Services Corp.	6,666
230	Extra Space Storage, Inc.	8,370
4,570	FelCor Lodging Trust, Inc.	21,342
220	First Cash Financial Services, Inc.	10,916
380	First Financial Bankshares, Inc.(a)	14,824
2,840	Glimcher Realty Trust	31,496
1,280	Greenlight Capital Re, Ltd., Class A	29,542
60	Gyrodyne Co. of America, Inc.	4,324
230	Heritage Financial Group, Inc.	3,172
650	HFF, Inc., Class A(a)	9,685

Shares		Value
Financials (continued)
520	Highwoods Properties, Inc.	$17,394
420	Homeowners Choice, Inc.	8,732
930	Inland Real Estate Corp.	7,793
1,110	Investors Bancorp, Inc.(a)	19,736
1,120	Investors Real Estate Trust	9,778
900	Meadowbrook Insurance Group, Inc.(a)	5,202
780	MicroFinancial, Inc.	5,679
880	Montpelier Re Holdings, Ltd.(a)	20,117
223	National Health Investors, Inc.(a)	12,606
390	Navigators Group, Inc. (The)	19,917
590	Netspend Holdings, Inc.(a)	6,974
1,270	Omega Healthcare Investors, Inc.(a)	30,289
1,330	Oritani Financial Corp.	20,375
190	Portfolio Recovery Associates, Inc.	20,303
130	PS Business Parks, Inc.	8,447
330	Regional Management Corp. †	5,461
215	Ryman Hospitality Properties(a)	8,270
420	S.Y. Bancorp, Inc.(a)	9,416
200	Saul Centers, Inc.	8,558
170	Sovran Self Storage, Inc.	10,557
3,870	Strategic Hotels & Resorts, Inc. †(a)	24,768
495	SVB Financial Group	27,705
340	Taylor Capital Group, Inc. †	6,137
670	Texas Capital Bancshares, Inc. †(a)	30,029
370	Westamerica Bancorporation(a)	15,758
469	World Acceptance Corp.(a)	34,969
		784,252
Health Care — 16.5%
530	ABIOMED, Inc. †(a)	7,134
429	Acorda Therapeutics, Inc.	10,665
670	Affymax, Inc. †	12,730
894	Air Methods Corp.(a)	32,980
1,355	Akorn, Inc. †(a)	18,103
710	Align Technology, Inc.(a)	19,702
1,564	Alkermes PLC(a)	28,965
260	Alnylam Pharmaceuticals, Inc. †	4,745
930	AMN Healthcare Services, Inc. †(a)	10,741
500	Amsurg Corp., Class A	15,005
130	Analogic Corp.(a)	9,659
1,030	Anika Therapeutics, Inc. †(a)	10,238
2,280	Arena Pharmaceuticals, Inc. †(a)	20,566
136	ArthroCare Corp.	4,704
184	athenahealth, Inc.(a)	13,515
560	Auxilium Pharmaceuticals, Inc.	10,377
860	BioDelivery Sciences International, Inc. †	3,707
226	Bio-Reference Labs, Inc.(a)	6,484
530	BioScrip, Inc. †	5,708
440	Cambrex Corp.	5,007
200	Cantel Medical Corp.	5,946
806	Centene Corp. †	33,046
158	Cepheid, Inc.(a)	5,342
2,770	Cerus Corp. †(a)	8,753
310	Chemed Corp.(a)	21,263
100	Computer Programs & Systems, Inc.(a)	5,034
347	Corvel Corp. †	15,556
1,243	Cubist Pharmaceuticals, Inc.(a)	52,281
1,590	Curis, Inc. †	5,454
100	Cyberonics, Inc. †	5,253
510	Cynosure, Inc., Class A	12,296
969	Depomed, Inc. †(a)	5,998
1,690	Dynavax Technologies Corp.(a)	4,833
332	Emergent Biosolutions, Inc.(a)	5,325
1,390	Emeritus Corp.	34,361
790	Endocyte, Inc. †(a)	7,094

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Health Care (continued)
770	Ensign Group, Inc. (The)	$20,936
740	ExamWorks Group, Inc.(a)	10,352
576	Haemonetics Corp. †(a)	23,524
1,290	HealthSouth Corp.(a)	27,232
672	HMS Holdings Corp. †(a)	17,418
180	ICU Medical, Inc.(a)	10,967
660	Immunogen, Inc.(a)	8,415
790	Impax Laboratories, Inc. †	16,179
230	IPC The Hospitalist Co., Inc.(a)	9,133
512	Jazz Pharmaceuticals PLC(a)	27,238
190	Magellan Health Services, Inc. †(a)	9,310
1,011	Medicines Co. (The) †(a)	24,234
110	Medivation, Inc. †(a)	5,628
610	Molina Healthcare, Inc. †(a)	16,506
220	MWI Veterinary Supply, Inc. †	24,200
160	National Research Corp.	8,672
790	Natus Medical, Inc. †	8,832
140	Neogen Corp.(a)	6,345
331	NxStage Medical, Inc. †(a)	3,724
461	Omnicell, Inc.	6,855
950	Opko Health, Inc. †(a)	4,569
490	Orthofix International NV	19,272
1,080	Owens & Minor, Inc.(a)	30,791
890	PAREXEL International Corp.	26,335
2,750	PDL BioPharma, Inc.(a)	19,387
678	Pernix Therapeutics Holdings †	5,254
903	Pharmacyclics, Inc. †	52,284
990	Pozen, Inc. †	4,960
490	Providence Service Corp. (The) †	8,325
965	Questcor Pharmaceuticals, Inc.(a)	25,785
246	Salix Pharmaceuticals, Ltd.	9,958
1,020	Santarus, Inc. †(a)	11,200
2,580	Sciclone Pharmaceuticals, Inc. †	11,120
981	Select Medical Holdings Corp.(a)	9,251
1,226	Skilled Healthcare Group, Inc., Class A †(a)	7,810
1,894	Spectrum Pharmaceuticals, Inc.(a)	21,194
790	STERIS Corp.	27,437
1,060	Sunesis Pharmaceuticals, Inc. †	4,452
430	SurModics, Inc. †(a)	9,615
675	Team Health Holdings, Inc.	19,420
230	Theravance, Inc.(a)	5,122
2,080	Threshold Pharmaceuticals, Inc. †(a)	8,757
370	U.S. Physical Therapy, Inc.	10,190
320	Utah Medical Products, Inc.	11,536
1,280	Vanda Pharmaceuticals, Inc. †	4,736
660	Vascular Solutions, Inc. †	10,428
1,900	Vical, Inc. †(a)	5,529
920	Vivus, Inc.	12,346
472	WellCare Health Plans, Inc.(a)	22,982
189	West Pharmaceutical Services, Inc.	10,348
		1,194,663
Industrials — 16.1%
566	3D Systems Corp. †(a)	30,196
1,180	Aceto Corp.(a)	11,847
150	Actuant Corp., Class A	4,187
240	Acuity Brands, Inc.	16,255
590	ADA-ES, Inc., Class ield does not have fast totalE †(a)	9,959
320	Advisory Board Co. (The)(a)	14,973
993	Aircastle, Ltd.(a)	12,452
610	Alaska Air Group, Inc. †(a)	26,285
380	Altra Holdings, Inc.	8,379
630	Applied Industrial Technologies, Inc.	26,466

Shares		Value
Industrials (continued)
530	Argan, Inc.	$9,540
69	Astronics Corp., Class B †	1,497
460	Astronics Corp. †(a)	10,525
1,380	Avis Budget Group, Inc. †(a)	27,352
380	Barrett Business Services, Inc.	14,474
419	Beacon Roofing Supply, Inc.(a)	13,944
520	Belden, Inc.	23,395
1,310	Builders FirstSource, Inc. †(a)	7,310
1,260	CAI International, Inc. †(a)	27,657
530	Celadon Group, Inc.(a)	9,577
419	Chart Industries, Inc. †	27,935
140	CLARCOR, Inc.	6,689
1,522	Coleman Cable, Inc.	14,109
1,660	Comfort Systems USA, Inc.	20,186
300	Corporate Executive Board Co. (The)	14,238
515	CPI Aerostructures, Inc. †	5,155
478	Deluxe Corp.(a)	15,411
450	DigitalGlobe, Inc. †(a)	10,998
527	DXP Enterprises, Inc.(a)	25,860
180	EnerSys, Inc. †(a)	6,773
370	Exponent, Inc.	20,657
1,510	Federal Signal Corp.(a)	11,491
1,280	Flow International Corp.(a)	4,480
1,380	GenCorp, Inc.(a)	12,627
400	GP Strategies Corp. †(a)	8,260
840	Great Lakes Dredge & Dock Corp.(a)	7,501
770	H&E Equipment Services, Inc.	11,604
803	HEICO Corp.(a)	35,942
398	Insperity, Inc.(a)	12,959
1,280	Intersections, Inc.(a)	12,134
260	Lindsay Corp.(a)	20,831
1,090	MasTec, Inc.(a)	27,174
181	Middleby Corp. †(a)	23,206
500	Mueller Industries, Inc.	25,015
840	MYR Group, Inc. †(a)	18,690
250	National Presto Industries, Inc.(a)	17,275
80	Nortek, Inc. †	5,300
885	Old Dominion Freight Line, Inc.	30,338
1,000	Pacer International, Inc. †	3,900
610	Patrick Industries, Inc. †(a)	9,492
1,490	Primoris Services Corp.	22,410
407	Raven Industries, Inc.(a)	10,729
159	RBC Bearings, Inc.	7,961
3,050	Republic Airways Holdings, Inc.	17,324
262	Sauer-Danfoss, Inc.	13,983
370	SeaCube Container Leasing, Ltd.(a)	6,975
820	SkyWest, Inc.(a)	10,217
160	Standex International Corp.	8,206
410	Sterling Construction Co., Inc. †	4,075
259	Sun Hydraulics Corp.(a)	6,755
550	Swift Transportation Co., Class A	5,016
980	Sypris Solutions, Inc.(a)	3,881
1,896	TAL International Group, Inc.(a)	68,977
1,160	Taser International, Inc.	10,371
393	Tennant Co.(a)	17,272
757	Textainer Group Holdings, Ltd.(a)	23,815
988	Titan International, Inc.(a)	21,459
841	Titan Machinery, Inc. †(a)	20,773
789	Trimas Corp.	22,061
2,330	US Airways Group, Inc.(a)	31,455
1,250	USG Corp.(a)	35,087
1,590	Wabash National Corp.(a)	14,262
166	Watsco, Inc.(a)	12,433
		1,167,997

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Information Technology — 17.7%
900	Active Network, Inc.	$4,419
438	ADTRAN, Inc.(a)	8,559
379	Advent Software, Inc. †	8,103
279	Anixter International, Inc.(a)	17,851
1,050	Aruba Networks, Inc.(a)	21,787
420	Aspen Technology, Inc. †	11,609
440	ATMI, Inc. †	9,187
550	Aware, Inc.(a)	3,014
380	Blackbaud, Inc.(a)	8,675
220	BroadSoft, Inc.(a)	7,993
369	Cabot Microelectronics Corp.	13,103
130	CACI International, Inc., Class A(a)	7,154
1,940	CalAmp Corp. †	16,141
962	Cardtronics, Inc.	22,838
429	Cass Information Systems, Inc.(a)	18,104
680	Ciena Corp. †(a)	10,676
1,027	Cirrus Logic, Inc.	29,752
426	CommVault Systems, Inc. †(a)	29,696
300	Constant Contact, Inc.	4,263
743	CSG Systems International, Inc. †	13,508
1,660	Daktronics, Inc.	18,376
3,080	Datalink Corp. †	26,334
410	DealerTrack Holdings, Inc.	11,775
1,265	Dice Holdings, Inc.(a)	11,613
350	Digimarc Corp.	7,245
630	Ellie Mae, Inc.(a)	17,482
1,370	Entegris, Inc. †	12,577
1,180	Exar Corp. †	10,502
934	Fair Isaac Corp.	39,256
455	FEI Co.	25,234
612	Forrester Research, Inc.(a)	16,401
2,500	Global Cash Access Holdings, Inc.	19,600
340	Globecomm Systems, Inc. †	3,842
2,140	Glu Mobile, Inc.(a)	4,901
3,061	GT Advanced Technologies, Inc. †(a)	9,244
1,594	Heartland Payment Systems, Inc.(a)	47,023
121	Hittite Microwave Corp. †	7,514
660	iGATE Corp. †(a)	10,408
390	InterDigital, Inc.(a)	16,029
310	Ixia	5,264
569	j2 Global, Inc.(a)	17,400
315	Jack Henry & Associates, Inc.(a)	12,367
460	Key Tronic Corp. †	4,710
260	Liquidity Services, Inc. †(a)	10,624
160	Littelfuse, Inc.	9,874
481	Manhattan Associates, Inc.	29,023
642	Market Leader, Inc. †	4,205
430	MAXIMUS, Inc.	27,184
1,110	Mentor Graphics Corp. †	18,892
394	Microsemi Corp.	8,290
120	MicroStrategy, Inc., Class A †	11,206
320	MoneyGram International, Inc.(a)	4,253
410	MTS Systems Corp.(a)	20,881
182	NETGEAR, Inc.(a)	7,174
535	Netscout Systems, Inc. †	13,905
268	OpenTable, Inc. †(a)	13,078
370	OSI Systems, Inc.	23,695
1,090	Parametric Technology Corp.(a)	24,536
830	PDF Solutions, Inc. †(a)	11,438
297	Plantronics, Inc.(a)	10,950
785	Plexus Corp. †	20,253
2,225	PRGX Global, Inc. †(a)	14,351
490	Procera Networks, Inc. †	9,090
340	QLIK Technologies, Inc.(a)	7,385
560	RealD, Inc.(a)	6,278

Shares		Value
Information Technology (continued)
880	Rosetta Stone, Inc. †	$10,859
596	ScanSource, Inc. †	18,935
420	Silicon Graphics International Corp. †(a)	4,297
3,550	Silicon Image, Inc. †(a)	17,608
190	Sourcefire, Inc.(a)	8,972
120	Stratasys, Ltd.(a)	9,618
514	Synaptics, Inc.(a)	15,404
129	Syntel, Inc.	6,913
600	Take-Two Interactive Software, Inc. †	6,606
490	Tangoe, Inc.(a)	5,816
700	Telenav, Inc.	5,586
1,224	TeleTech Holdings, Inc.(a)	21,787
1,630	Telular Corp.	15,436
680	Tessco Technologies, Inc.(a)	15,055
430	TNS, Inc. †	8,914
320	Travelzoo, Inc.	6,077
420	Tyler Technologies, Inc.	20,345
260	Ultimate Software Group, Inc.(a)	24,547
210	Universal Display Corp.(a)	5,380
300	ValueClick, Inc.(a)	5,823
186	Veeco Instruments, Inc.(a)	5,491
290	VirnetX Holding Corp.(a)	8,491
830	Virtusa Corp.	13,637
740	Web.com Group, Inc.(a)	10,952
887	Websense, Inc.	13,340
440	WEX, Inc.(a)	33,163
2,440	XO Group, Inc. †(a)	22,692
2,670	Zix Corp. †	7,476
		1,277,314
Materials — 7.3%
324	AEP Industries, Inc. †	19,191
660	American Vanguard Corp.(a)	20,506
2,370	Arabian American Development Co. †(a)	19,695
400	Balchem Corp.	14,560
450	Buckeye Technologies, Inc.	12,920
810	Chemtura Corp. †	17,221
300	Clearwater Paper Corp.	11,748
770	Coeur d'Alene Mines Corp.(a)	18,942
440	Eagle Materials, Inc.	25,740
1,650	Flotek Industries, Inc. †(a)	20,130
430	FutureFuel Corp.	5,091
480	Georgia Gulf Corp.(a)	19,814
280	Gold Resource Corp.(a)	4,315
670	GSE Holding, Inc.(a)	4,154
1,180	Handy & Harman, Ltd.	17,782
400	Hawkins, Inc.	15,456
274	HB Fuller Co.(a)	9,541
2,066	Headwaters, Inc. †	17,685
334	Innophos Holdings, Inc.(a)	15,531
610	KMG Chemicals, Inc.	10,718
446	Koppers Holdings, Inc.(a)	17,015
413	LSB Industries, Inc. †(a)	14,628
486	Metals USA Holdings Corp.	8,500
3,675	Myers Industries, Inc.(a)	55,676
860	Neenah Paper, Inc.	24,484
680	Olin Corp.(a)	14,681
1,290	PH Glatfelter Co.(a)	22,549
700	Schweitzer-Mauduit International, Inc.	27,321
690	SunCoke Energy, Inc. †	10,757
150	United States Lime & Minerals, Inc. †	7,068
2,000	Wausau Paper Corp.(a)	17,320
400	Zep, Inc.	5,776
		526,515

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Telecommunication Services — 0.9%
782	General Communication, Inc., Class A †	$7,499
660	HickoryTech Corp.	6,422
2,690	IDT Corp., Class B	25,663
508	Lumos Networks Corp.(a)	5,090
370	magicJack VocalTec, Ltd.(a)	6,738
1,290	Primus Telecommunications Group, Inc.(a)	14,022
		65,434
Utilities — 0.1%
360	SJW Corp.(a)	9,576

Total Common Stock
(Cost $6,349,114)		7,178,955

SHORT-TERM INVESTMENTS — 44.7%
80,931	Northern Trust Institutional Government Select Portfolio, 0.010% (b)	80,391
3,153,425	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b) (c)	3,153,425

Total Short-Term Investments
(Cost $3,234,356)		3,234,356
Total Investments — 143.8%
(Cost $9,583,470)		10,413,311
Other Assets & Liabilities, Net — (43.8)%		(3,172,920)
NET ASSETS — 100.0%		$7,240,391

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $3,154,548 (Note 6).
(b)	Rate shown is the 7-day effective yield as of December 31, 2012.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $3,153,425.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $33,599 (Note 6).

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 16.0%
2,410	American Greetings Corp., Class A(a)	$40,705
560	America's Car-Mart, Inc. †	22,691
2,175	Ameristar Casinos, Inc.	57,072
400	Arctic Cat, Inc. †	13,356
1,050	Asbury Automotive Group, Inc.	33,632
1,900	Bassett Furniture Industries, Inc.	23,693
60	Biglari Holdings, Inc. †	23,401
760	Blyth, Inc.(a)	11,818
1,223	Bob Evans Farms, Inc.	49,165
1,200	Bon-Ton Stores, Inc. (The)	14,544
2,800	Boyd Gaming Corp. †	18,592
242	Cabela's, Inc.	10,104
1,863	Carmike Cinemas, Inc. †	27,945
629	Cherokee, Inc.	8,624
330	Coinstar, Inc.(a)	17,163
413	Conn's, Inc. †	12,671
200	Core-Mark Holding Co., Inc.	9,470
445	Cracker Barrel Old Country Store, Inc.	28,596
1,220	CSS Industries, Inc.	26,706
2,510	Dana Holding Corp.	39,181
1,109	Delta Apparel, Inc. †	15,504
420	Destination Maternity Corp.	9,055
133	Dillard's, Inc., Class A	11,141
160	DineEquity, Inc.	10,720
440	Ethan Allen Interiors, Inc.	11,312
1,826	Finish Line, Inc. (The), Class A	34,566
1,240	Flexsteel Industries, Inc.	26,598
360	G-III Apparel Group, Ltd. †	12,323
670	Group 1 Automotive, Inc.	41,533
2,250	Harte-Hanks, Inc.	13,275
300	Hibbett Sports, Inc. †	15,810
1,880	Hot Topic, Inc.	18,142
1,320	Iconix Brand Group, Inc.	29,462
1,360	KB Home	21,488
1,715	LeapFrog Enterprises, Inc., Class A †	14,800
1,100	Lifetime Brands, Inc.	11,671
820	Lithia Motors, Inc., Class A	30,684
2,550	Marcus Corp.	31,798
1,218	MarineMax, Inc. †	10,889
530	Marriott Vacations Worldwide Corp.	22,085
280	MDC Holdings, Inc.	10,293
770	MDC Partners, Inc., Class A	8,701
682	Men's Wearhouse, Inc. (The)	21,251
380	Movado Group, Inc.	11,658
762	Multimedia Games Holding Co., Inc. †	11,209
4,678	New York & Co., Inc. †	17,823
1,910	New York Times Co. (The), Class A †	16,292
1,950	Nexstar Broadcasting Group, Inc., Class A †	20,650
830	Penske Automotive Group, Inc.	24,975
1,970	Pinnacle Entertainment, Inc. †	31,185
2,390	Reading International, Inc., Class A	14,364
850	Red Robin Gourmet Burgers, Inc.	29,997
1,740	Regis Corp.	29,441
1,000	Rent-A-Center, Inc., Class A	34,360
3,160	Ruth's Hospitality Group, Inc. †	22,973
1,149	Saks, Inc. †	12,076
1,767	Scholastic Corp.	52,233
2,950	Sinclair Broadcast Group, Inc., Class A	37,229
780	Skechers U.S.A., Inc., Class A †	14,430
1,910	Sonic Automotive, Inc., Class A	39,900

Shares		Value
Consumer Discretionary (continued)
2,382	Spartan Motors, Inc.	$11,743
1,020	Standard Motor Products, Inc.	22,665
2,300	Stein Mart, Inc.	17,342
3,260	Stewart Enterprises, Inc., Class A	24,906
230	Sturm Ruger & Co., Inc.(a)	10,442
1,290	Superior Industries International, Inc.	26,316
301	Tenneco, Inc.	10,568
1,169	Unifi, Inc. †	15,209
770	Valassis Communications, Inc.	19,851
2,260	VOXX International Corp., Class A †	15,210
900	West Marine, Inc. †	9,675
640	Winnebago Industries, Inc.	10,963
1,310	Zagg, Inc. †	9,642
1,900	Zale Corp. †	7,809
		1,555,366
Consumer Staples — 4.4%
240	Andersons, Inc. (The)	10,296
799	Boulder Brands, Inc.	10,307
1,320	Fresh Del Monte Produce, Inc.	34,782
1,210	Ingles Markets, Inc., Class A	20,885
1,300	John B. Sanfilippo & Son, Inc.	23,634
670	Medifast, Inc.	17,681
520	Nash Finch Co.	11,066
1,239	Nature's Sunshine Products, Inc.	17,941
200	Nu Skin Enterprises, Inc., Class A	7,410
3,450	Omega Protein Corp. †	21,114
4,387	Pantry, Inc. (The)	53,214
2,190	Pilgrim's Pride Corp.	15,877
2,322	Revlon, Inc., Class A †	33,669
417	Seneca Foods Corp., Class A †	12,677
360	Snyders-Lance, Inc.	8,680
354	Susser Holdings Corp.	12,209
880	Universal Corp.	43,921
940	USANA Health Sciences, Inc.(a)	30,954
300	Weis Markets, Inc.	11,751
4,122	Westway Group, Inc. †	27,494
		425,562
Energy — 0.9%
679	Delek US Holdings, Inc.	17,192
790	Exterran Holdings, Inc.	17,317
883	Helix Energy Solutions Group, Inc. †	18,225
969	REX American Resources Corp. †	18,692
625	Western Refining, Inc.(a)	17,619
		89,045
Financials — 42.3%
1,450	Alterra Capital Holdings, Ltd.	40,876
6,399	American Equity Investment Life Holding Co.	78,132
1,016	American Safety Insurance Holdings, Ltd. †	19,223
470	Amerisafe, Inc.	12,807
4,620	Apollo Investment Corp. †	38,623
874	Argo Group International Holdings, Ltd.	29,358
790	Arlington Asset Investment Corp., Class A	16,408
4,030	ARMOUR Residential REIT, Inc.	26,074
8,810	Ashford Hospitality Trust, Inc.	92,593
1,390	AV Homes, Inc. †	19,766
1,535	Banco Latinoamericano de Comercio Exterior SA, Class E	33,095
2,830	Bank Mutual Corp.	12,169
237	Bank of Marin Bancorp	8,878

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
676	Bank of the Ozarks, Inc.	$22,626
1,130	Banner Corp.	34,725
531	BofI Holding, Inc. †	14,799
6,906	Boston Private Financial Holdings, Inc.	62,223
6,869	Calamos Asset Management, Inc., Class A	72,605
1,870	Capstead Mortgage Corp.	21,449
1,466	Cathay General Bancorp	28,587
2,028	CBL & Associates Properties, Inc.	43,014
7,090	Cedar Realty Trust, Inc.	37,435
1,507	Centerstate Banks, Inc.	12,855
1,891	Chemical Financial Corp.	44,930
780	City Holding Co.	27,183
6,544	CNO Financial Group, Inc.	61,056
396	Colonial Properties Trust	8,463
1,540	Columbia Banking System, Inc.	27,628
1,381	Community Bank System, Inc.	37,784
1,490	Cousins Properties, Inc.	12,442
630	CYS Investments, Inc.	7,440
1,703	DuPont Fabros Technology, Inc.	41,144
970	Dynex Capital, Inc.	9,157
900	Eagle Bancorp, Inc. †	17,973
1,320	Employers Holdings, Inc.	27,166
890	Enterprise Financial Services Corp.	11,632
1,329	EPR Properties	61,280
2,534	Equity One, Inc.	53,239
1,519	FBL Financial Group, Inc., Class A	51,965
4,420	FelCor Lodging Trust, Inc.	20,641
1,510	Fifth Street Finance Corp.	15,734
550	First American Financial Corp.	13,250
2,334	First BanCorp	10,690
10,726	First Busey Corp.	49,876
245	First Citizens BancShares, Inc., Class A	40,057
11,715	First Commonwealth Financial Corp.	79,896
1,617	First Financial Bancorp	23,640
1,149	First Financial Bankshares, Inc.	44,822
2,721	First Financial Holdings, Inc.	35,591
2,070	First Industrial Realty Trust, Inc. †	29,146
2,430	First Potomac Realty Trust	30,035
3,961	FirstMerit Corp.	56,207
3,947	FNB Corp.	41,917
830	Fox Chase Bancorp, Inc.	13,819
870	FXCM, Inc., Class A	8,761
1,060	Getty Realty Corp.	19,144
1,491	Glacier Bancorp, Inc.	21,933
3,295	Gladstone Capital Corp.	26,887
1,510	Global Indemnity PLC, Class A	33,416
590	Great Southern Bancorp, Inc.	15,015
1,130	Greenlight Capital Re, Ltd., Class A	26,080
4,780	Hanmi Financial Corp.	64,960
300	Hatteras Financial Corp.	7,443
530	Heartland Financial USA, Inc.	13,859
1,136	Highwoods Properties, Inc.	37,999
616	Horace Mann Educators Corp.	12,295
1,032	Hudson Valley Holding Corp.	16,068
339	Infinity Property & Casualty Corp.	19,743
2,880	Inland Real Estate Corp.	24,134
1,040	Interactive Brokers Group, Inc., Class A	14,227
2,090	Invesco Mortgage Capital, Inc.	41,194
7,050	iStar Financial, Inc. †	57,458
990	KCAP Financial, Inc.(a)	9,098
770	Lakeland Financial Corp.	19,897
2,558	Lexington Realty Trust	26,731
187	LTC Properties, Inc.	6,581
5,348	Maiden Holdings, Ltd.	49,148

Shares		Value
Financials (continued)
4,560	MB Financial, Inc.	$90,060
2,976	Meadowbrook Insurance Group, Inc.	17,201
970	Medallion Financial Corp.	11,388
1,146	Medical Properties Trust, Inc.	13,706
740	Mercantile Bank Corp.	12,210
830	MetroCorp Bancshares, Inc. †	9,122
2,077	MFA Financial, Inc.	16,844
2,920	Mission West Properties, Inc. †	26,601
1,220	Montpelier Re Holdings, Ltd.	27,889
1,730	MVC Capital, Inc.	21,020
9,594	National Penn Bancshares, Inc.	89,416
200	National Western Life Insurance Co., Class A	31,548
300	Navigators Group, Inc. (The)	15,321
1,017	NBT Bancorp, Inc.	20,615
1,042	Nelnet, Inc., Class A	31,041
730	New Mountain Finance Corp.	10,877
2,750	NGP Capital Resources Co.	19,855
8,320	NorthStar Realty Finance Corp.	58,573
1,699	Old National Bancorp	20,167
950	One Liberty Properties, Inc.	19,276
807	Oppenheimer Holdings, Inc., Class A	13,937
1,541	Oritani Financial Corp.	23,608
2,590	Pacific Continental Corp.	25,201
1,010	PacWest Bancorp	25,028
1,290	Parkway Properties, Inc.	18,047
2,698	Pennsylvania Real Estate Investment Trust	47,593
1,411	PHH Corp. †	32,100
886	Phoenix , Inc. †	21,911
920	Pinnacle Financial Partners, Inc.	17,333
650	Piper Jaffray Cos.	20,885
700	Platinum Underwriters Holdings, Ltd.	32,200
830	Primerica †	24,909
2,820	PrivateBancorp, Inc., Class A	43,202
406	ProAssurance Corp.	17,129
1,661	Provident Financial Services, Inc.	24,782
1,016	Pzena Investment Management, Inc., Class A	5,486
2,150	Radian Group, Inc.(a)	13,136
7,200	RAIT Financial Trust	40,680
1,991	Redwood Trust, Inc.	33,628
2,059	Republic Bancorp, Inc., Class A	43,507
640	Retail Opportunity Investments Corp.(a)	8,230
342	RLI Corp.	22,114
1,370	RLJ Lodging Trust	26,537
1,210	Rockville Financial, Inc.	15,609
754	S&T Bancorp, Inc.	13,625
750	S.Y. Bancorp, Inc.	16,815
2,691	Safeguard Scientifics, Inc. †	39,692
849	SeaBright Holdings, Inc.	9,398
1,050	SI Financial Group, Inc.	12,075
900	Simmons First National Corp., Class A	22,824
809	Simplicity Bancorp, Inc.	12,095
3,370	Southwest Bancorp, Inc. †	37,744
720	Starwood Property Trust, Inc.	16,531
1,210	Sterling Financial Corp.	25,265
1,520	Strategic Hotels & Resorts, Inc. †	9,728
4,525	Susquehanna Bancshares, Inc.	47,422
726	SVB Financial Group	40,634
2,000	SWS Group, Inc. †	10,580
2,060	Symetra Financial Corp.	26,739
820	Trico Bancshares	13,735
2,902	TrustCo Bank Corp.	15,323

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
2,610	Two Harbors Investment Corp.	$28,919
1,421	Union First Market Bankshares Corp.	22,409
1,200	United Financial Bancorp, Inc.	18,864
577	United Fire Group, Inc.	12,602
270	Walter Investment Management Corp.	11,615
4,649	Webster Financial Corp.	95,537
2,180	Western Alliance Bancorp	22,955
		4,098,842
Health Care — 6.5%
550	Almost Family, Inc.	11,143
1,180	Amedisys, Inc.	13,299
717	Amsurg Corp., Class A	21,517
2,580	BioDelivery Sciences International, Inc. †	11,120
221	Centene Corp. †	9,061
800	CONMED Corp.	22,360
592	Emergent Biosolutions, Inc.	9,496
750	ExamWorks Group, Inc.	10,492
2,670	Five Star Quality Care, Inc. †	13,377
1,668	HealthSouth Corp.	35,211
890	Kindred Healthcare, Inc. †	9,630
1,513	Magellan Health Services, Inc. †	74,137
7,960	Maxygen, Inc.	19,582
1,199	Molina Healthcare, Inc. †	32,445
490	National Healthcare Corp.	23,040
580	NuVasive, Inc. †	8,967
681	Owens & Minor, Inc.	19,415
2,682	PDL BioPharma, Inc.(a)	18,908
200	Pharmacyclics, Inc. †	11,580
2,100	PharMerica Corp.	29,904
5,100	RTI Biologics, Inc. †	21,777
2,530	Sciclone Pharmaceuticals, Inc. †	10,904
2,657	Select Medical Holdings Corp.	25,056
1,544	Skilled Healthcare Group, Inc., Class A †	9,835
1,090	Spectrum Pharmaceuticals, Inc.(a)	12,197
840	SurModics, Inc. †	18,782
580	Team Health Holdings, Inc.	16,687
2,110	Threshold Pharmaceuticals, Inc. †	8,883
1,110	Triple-S Management Corp., Class B †	20,502
3,110	Universal American Corp.	26,715
410	Utah Medical Products, Inc.	14,781
681	ViroPharma, Inc.	15,499
460	WellCare Health Plans, Inc.	22,397
		628,699
Industrials — 10.3%
590	ADA-ES, Inc., Class ield does not have fast totalE †	9,959
9,669	Aircastle, Ltd.	121,249
503	Albany International Corp., Class A	11,408
164	American Science & Engineering, Inc.	10,694
1,170	Argan, Inc.	21,060
926	Belden, Inc.	41,661
391	Brady Corp., Class A	13,059
1,759	Briggs & Stratton Corp.	37,080
1,670	CAI International, Inc. †	36,657
1,520	Comfort Systems USA, Inc.	18,483
739	Deluxe Corp.	23,825
665	DXP Enterprises, Inc.	32,632
308	EMCOR Group, Inc.	10,660
1,066	Encore Wire Corp.	32,311
2,810	Federal Signal Corp.	21,384
250	HEICO Corp.	11,190
1,180	Intersections, Inc.	11,187
1,915	Kelly Services, Inc., Class A	30,142

Shares		Value
Industrials (continued)
1,680	Layne Christensen Co.	$40,773
809	MasTec, Inc.	20,168
1,034	Michael Baker Corp.	25,778
2,787	Miller Industries, Inc.	42,502
569	Mueller Industries, Inc.	28,467
720	MYR Group, Inc. †	16,020
100	National Presto Industries, Inc.	6,910
1,160	NN, Inc.	10,626
660	Patrick Industries, Inc. †	10,270
3,005	Republic Airways Holdings, Inc.	17,068
1,029	Rush Enterprises, Inc., Class A	21,269
2,650	SeaCube Container Leasing, Ltd.	49,952
1,151	SkyWest, Inc.	14,342
2,170	Sterling Construction Co., Inc. †	21,570
2,198	TAL International Group, Inc.	79,963
472	Tennant Co.	20,744
480	Textainer Group Holdings, Ltd.	15,101
480	Titan Machinery, Inc. †(a)	11,856
1,430	Tutor Perini Corp.	19,591
2,070	Willis Lease Finance Corp. †	29,622
		997,233
Information Technology — 6.8%
1,876	Acxiom Corp. †	32,755
2,050	Advanced Energy Industries, Inc. †	28,310
284	CACI International, Inc., Class A	15,628
1,500	Comtech Telecommunications Corp.	38,070
2,110	Datalink Corp. †	18,040
3,220	EarthLink, Inc.	20,801
2,930	Entegris, Inc. †	26,897
1,183	First Solar, Inc. †(a)	36,531
1,989	Insight Enterprises, Inc. †	34,549
410	MKS Instruments, Inc.	10,570
686	Monotype Imaging Holdings, Inc.	10,962
341	MTS Systems Corp.	17,367
450	NETGEAR, Inc.	17,739
2,894	OmniVision Technologies, Inc.	40,748
2,612	Photronics, Inc. †	15,568
229	Plantronics, Inc.	8,443
400	Plexus Corp. †	10,320
2,497	Richardson Electronics, Ltd.	28,266
1,130	Sanmina Corp. †	12,509
1,778	ScanSource, Inc. †	56,487
1,150	Silicon Graphics International Corp. †	11,765
1,080	SYNNEX Corp.	37,131
810	Tessco Technologies, Inc.	17,933
4,623	United Online, Inc.	25,843
509	ValueClick, Inc.	9,880
568	Veeco Instruments, Inc.(a)	16,767
6,798	Westell Technologies, Inc., Class A †	12,577
4,668	XO Group, Inc. †	43,412
		655,868
Materials — 7.7%
1,010	A Schulman, Inc.	29,219
290	AEP Industries, Inc. †	17,177
260	American Vanguard Corp.	8,078
1,570	Arabian American Development Co. †	13,047
1,818	Coeur d'Alene Mines Corp.	44,723
2,450	FutureFuel Corp.	29,008
490	Georgia Gulf Corp.	20,227
730	Handy & Harman, Ltd.	11,001
519	HB Fuller Co.	18,072
2,430	Headwaters, Inc. †	20,801
185	Innophos Holdings, Inc.	8,602

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	December 31, 2012

Shares		Value
Materials (continued)
950	Kaiser Aluminum Corp.	$58,605
1,001	Koppers Holdings, Inc.	38,188
590	Kraton Performance Polymers, Inc. †	14,178
1,562	Louisiana-Pacific Corp.	30,178
4,960	McEwen Mining, Inc.	18,997
680	Minerals Technologies, Inc.	27,146
3,124	Myers Industries, Inc.	47,328
920	Neenah Paper, Inc.	26,193
1,386	Olympic Steel, Inc.	30,686
1,971	PH Glatfelter Co.	34,453
1,580	Resolute Forest Products †	20,919
5,290	Revett Minerals, Inc. †	14,918
840	Schweitzer-Mauduit International, Inc.	32,785
1,721	Sensient Technologies Corp.	61,199
2,050	Spartech Corp. †	18,593
1,030	UFP Technologies, Inc.	18,458
320	Universal Stainless & Alloy †	11,766
3,080	Zoltek Cos., Inc. †	23,870
		748,415
Telecommunication Services — 0.4%
2,640	IDT Corp., Class B	25,186
1,664	USA Mobility, Inc.	19,435
		44,621
Utilities — 3.8%
200	American States Water Co.	9,596
550	Artesian Resources Corp., Class A	12,336
360	Avista Corp.	8,680
330	Black Hills Corp.	11,992
530	California Water Service Group	9,726
197	CH Energy Group, Inc.	12,848
620	Cleco Corp.	24,806
660	El Paso Electric Co.	21,061
600	Empire District Electric Co.	12,228
360	IDACORP, Inc.	15,606
310	Laclede Group, Inc.	11,969
452	MGE Energy, Inc.	23,029
630	Middlesex Water Co.	12,323
260	NorthWestern Corp.	9,030
910	Ormat Technologies, Inc.	17,545
436	Otter Tail Corp.	10,900
380	Piedmont Natural Gas Co., Inc.	11,898
780	PNM Resources, Inc.	15,998
1,140	Portland General Electric Co.	31,190
330	SJW Corp.	8,778
510	Southwest Gas Corp.	21,629
440	UIL Holdings Corp.	15,756
480	UNS Energy Corp.	20,362
400	WGL Holdings, Inc.	15,676
		364,962
Total Common Stock
(Cost $8,477,932)		9,608,613

SHORT-TERM INVESTMENT — 0.8%
77,029	Northern Trust Institutional Government Select Portfolio, 0.010%(b)	77,029

Total Short-Term Investment
(Cost $77,029)		77,029
Total Investments — 99.9%
(Cost $8,554,961)		9,685,642

Shares	Value

Other Assets & Liabilities, Net — 0.1%	$9,228
NET ASSETS — 100.0%	$9,694,870

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)
This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $220,721.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $221,179 (Note 6).

(b)	Rate shown is the 7-day effective yield as of December 31, 2012.

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
COMMON STOCK — 99.2%
Consumer Discretionary — 12.0%
300	1-800-Flowers.com, Inc., Class A †(a)	$1,101
975	Aaron's, Inc.	27,573
900	Abercrombie & Fitch Co., Class A(a)	43,173
800	Advance Auto Parts, Inc.	57,880
850	Aeropostale, Inc. †	11,058
100	AFC Enterprises, Inc. †(a)	2,613
90	AH Belo Corp., Class A	419
200	Aldila, Inc. †	792
3,762	Amazon.com, Inc.	944,789
400	Ambassadors Group, Inc.	1,704
656	AMC Networks, Inc., Class A †	32,472
3,500	American Apparel, Inc. †(a)	3,535
1,400	American Axle & Manufacturing Holdings, Inc. †(a)	15,680
2,625	American Eagle Outfitters, Inc.	53,839
450	American Greetings Corp., Class A(a)	7,601
100	Ameristar Casinos, Inc.	2,624
964	ANN, Inc.	32,622
1,350	Apollo Group, Inc., Class A(a)	28,242
300	Arbitron, Inc.	14,004
1,128	Ascena Retail Group, Inc.	20,857
200	Ascent Capital Group, Inc., Class A	12,388
1,017	Autoliv, Inc.(a)	68,536
1,250	AutoNation, Inc. †	49,625
406	AutoZone, Inc. †	143,899
500	Bally Technologies, Inc.	22,355
200	Beazer Homes USA, Inc.(a)	3,378
1,400	bebe stores, Inc.(a)	5,586
1,925	Bed Bath & Beyond, Inc.	107,627
950	Belo Corp., Class A(a)	7,287
3,400	Best Buy Co., Inc.(a)	40,290
200	Big 5 Sporting Goods Corp.(a)	2,620
500	Big Lots, Inc.	14,230
40	Biglari Holdings, Inc. †(a)	15,601
250	Blue Nile, Inc. †(a)	9,625
300	Bluegreen Corp. †	2,814
224	Blyth, Inc.(a)	3,483
400	Bon-Ton Stores, Inc. (The)(a)	4,848
100	Books-A-Million, Inc., Class A †(a)	266
1,280	BorgWarner, Inc.	91,673
2,000	Boyd Gaming Corp. †(a)	13,280
1,000	Bravo Brio Restaurant Group, Inc.(a)	13,430
500	Bridgepoint Education, Inc. †(a)	5,150
775	Brinker International, Inc.	24,017
764	Brookfield Residential Properties, Inc. †(a)	13,706
500	Brunswick Corp.	14,545
500	Cabela's, Inc.	20,875
2,625	Cablevision Systems Corp., Class A(a)	39,218
200	Cache, Inc. †	484
500	Callaway Golf Co.(a)	3,250
500	Career Education Corp.	1,760
900	Caribou Coffee Co., Inc.(a)	14,571
1,755	CarMax, Inc.	65,883
3,200	Carnival Corp.	117,664
850	Carter's, Inc. †(a)	47,302
6,483	CBS Corp., Class B	246,678
362	Charles & Colvard, Ltd. †	1,419
700	Charter Communications, Inc., Class A	53,368
600	Cheesecake Factory, Inc. (The)(a)	19,632
2,450	Chico's FAS, Inc.	45,227
200	Children's Place Retail Stores, Inc. (The) †	8,858
237	Chipotle Mexican Grill, Inc., Class A	70,498

Shares		Value
Consumer Discretionary (continued)
800	Cinemark Holdings, Inc.	$20,784
50	Citi Trends, Inc. †	688
1,000	Clear Channel Outdoor Holdings, Inc., Class A(a)	7,020
3,150	Coach, Inc.	174,856
100	Cobra Electronics Corp. †(a)	376
200	Coinstar, Inc.(a)	10,402
362	Coldwater Creek, Inc. †(a)	1,741
110	Collectors Universe(a)	1,103
200	Columbia Sportswear Co.(a)	10,672
20,821	Comcast Corp., Class A	778,289
500	Conn's, Inc. †	15,340
1,000	Cooper Tire & Rubber Co.	25,360
2,450	Corinthian Colleges, Inc. †(a)	5,978
1,200	Crocs, Inc.	17,268
6,200	Crown Media Holdings, Inc., Class A †(a)	11,470
50	CSS Industries, Inc.	1,095
300	Cumulus Media, Inc., Class A †(a)	801
1,500	Dana Holding Corp.	23,415
1,075	Darden Restaurants, Inc.	48,450
450	Deckers Outdoor Corp. †(a)	18,121
775	DeVry, Inc.(a)	18,391
5	Dial Global, Inc. †	1
1,002	Dick's Sporting Goods, Inc.(a)	45,581
100	Dillard's, Inc., Class A	8,377
5,633	DIRECTV †	282,551
1,600	Discovery Communications, Inc., Class A(a)	101,568
2,025	DISH Network Corp., Class A	73,710
100	Dixie Group, Inc. (The) †	331
1,000	Dollar General Corp.	44,090
2,100	Dollar Tree, Inc.	85,176
650	Domino's Pizza, Inc.(a)	28,307
650	Dover Downs Gaming & Entertainment, Inc.	1,430
2,623	DR Horton, Inc.(a)	51,883
1,200	DreamWorks Animation SKG, Inc., Class A(a)	19,884
642	Education Management Corp. †(a)	2,812
219	Emmis Communications Corp., Class A †	431
100	Empire Resorts, Inc. †(a)	233
250	Entercom Communications Corp., Class A(a)	1,745
100	Entravision Communications Corp., Class A	166
1,366	EW Scripps Co. (The), Class A †(a)	14,766
1,057	Expedia, Inc.(a)	64,952
1,000	Express, Inc. †	15,090
1,200	Family Dollar Stores, Inc.	76,092
200	Famous Dave's of America, Inc. †(a)	1,838
1,500	Federal-Mogul Corp.(a)	12,030
800	Fifth & Pacific Cos., Inc. †	9,960
100	Finish Line, Inc. (The), Class A(a)	1,893
1,900	Foot Locker, Inc.	61,028
40,485	Ford Motor Co.(a)	524,281
300	Forward Industries, Inc. †(a)	417
600	Fossil, Inc.	55,860
700	Fred's, Inc., Class A(a)	9,317
200	Furniture Brands International, Inc. †	212
600	Gaiam, Inc., Class A †	1,896
1,625	GameStop Corp., Class A(a)	40,771
600	Gaming Partners International Corp.	4,170
2,800	Gannett Co., Inc.	50,428
3,675	Gap, Inc. (The)	114,072
7,525	General Motors Co.	216,946
275	Genesco, Inc. †(a)	15,125

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Consumer Discretionary (continued)
2,010	Gentex Corp.(a)	$37,828
1,600	Genuine Parts Co.	101,728
300	GNC Holdings, Inc., Class A	9,984
1,875	Goodyear Tire & Rubber Co. (The)	25,894
500	Grand Canyon Education, Inc. †	11,735
1,000	Gray Television, Inc. †	2,200
200	Group 1 Automotive, Inc.(a)	12,398
400	Guess, Inc.(a)	9,816
2,635	H&R Block, Inc.	48,932
696	Hanesbrands, Inc.	24,931
2,475	Harley-Davidson, Inc.	120,879
600	Harman International Industries, Inc.	26,784
1,000	Harte-Hanks, Inc.(a)	5,900
1,300	Hasbro, Inc.(a)	46,670
200	Helen of Troy, Ltd.(a)	6,678
500	hhgregg, Inc. †(a)	3,510
200	Hibbett Sports, Inc. †(a)	10,540
300	Hillenbrand, Inc.	6,783
13,470	Home Depot, Inc. (The)	833,119
200	Hooker Furniture Corp.(a)	2,906
100	Hot Topic, Inc.(a)	965
1,000	Hovnanian Enterprises, Inc., Class A †(a)	7,000
418	HSN, Inc.	23,023
600	Hyatt Hotels Corp., Class A †(a)	23,142
450	Iconix Brand Group, Inc.	10,044
3,450	International Game Technology	48,886
237	International Speedway Corp., Class A	6,546
5,372	Interpublic Group of Cos., Inc. (The)	59,199
743	Interval Leisure Group, Inc.	14,407
340	ITT Educational Services, Inc. †(a)	5,885
2,292	J.C. Penney Co., Inc.(a)	45,175
350	Jack in the Box, Inc.	10,010
1,000	Jarden Corp.	51,700
500	John Wiley & Sons, Inc., Class A	19,465
7,450	Johnson Controls, Inc.	228,715
378	Jones Group, Inc. (The)(a)	4,181
300	Jos. A Bank Clothiers, Inc. †(a)	12,774
600	Journal Communications, Inc., Class A	3,246
300	K12, Inc. †(a)	6,132
800	KB Home(a)	12,640
200	Kid Brands, Inc. †	310
2,400	Kohl's Corp.	103,152
300	Krispy Kreme Doughnuts, Inc.	2,814
550	K-Swiss, Inc., Class A †(a)	1,848
200	Lakes Entertainment, Inc. †	602
500	Lamar Advertising Co., Class A(a)	19,375
4,300	Las Vegas Sands Corp.	198,488
200	La-Z-Boy, Inc., Class Z(a)	2,830
100	LeapFrog Enterprises, Inc., Class A †(a)	863
1,183	Lear Corp.	55,412
500	Learning Tree International, Inc. †(a)	2,725
750	Lee Enterprises, Inc. †	855
1,410	Leggett & Platt, Inc.(a)	38,380
1,200	Lennar Corp., Class A(a)	46,404
1,000	Libbey, Inc.	19,350
1,351	Liberty Global, Inc., Class A †	85,100
4,600	Liberty Interactive Corp., Class A †	90,528
1,177	Liberty Media Corp. - Liberty Capital, Class A	136,544
230	Liberty Ventures, Ser A †	15,585
200	Life Time Fitness, Inc. †(a)	9,842
700	Lifetime Brands, Inc.	7,427
200	LIN TV Corp., Class A †(a)	1,506
200	Lincoln Educational Services Corp.(a)	1,118
1,350	Lions Gate Entertainment Corp.(a)	22,140
2,537	Live Nation Entertainment, Inc.	23,620

Shares		Value
Consumer Discretionary (continued)
3,600	LKQ Corp. †	$75,960
12,106	Lowe's Cos., Inc.	430,005
2,540	Ltd. Brands, Inc.	119,532
4,298	Macy's, Inc.	167,708
881	Madison Square Garden Co. (The), Class A	39,072
100	Marcus Corp.	1,247
700	Marine Products Corp.	4,004
2,577	Marriott International, Inc., Class A	96,045
257	Marriott Vacations Worldwide Corp.	10,709
3,100	Martha Stewart Living Omnimedia, Class A †(a)	7,595
3,255	Mattel, Inc.	119,198
100	Matthews International Corp., Class A	3,210
496	McClatchy Co. (The), Class A †(a)	1,622
10,704	McDonald's Corp.	944,200
2,800	McGraw-Hill Cos., Inc. (The)	153,076
271	MDC Holdings, Inc.	9,962
500	Media General, Inc., Class A †(a)	2,150
500	Meritage Homes Corp.	18,675
4,200	MGM Resorts International(a)	48,888
577	Mohawk Industries, Inc.	52,201
1,600	Monarch Casino & Resort, Inc. †(a)	17,456
150	Morgans Hotel Group Co. †	831
700	MTR Gaming Group, Inc. †	2,919
591	Multimedia Games Holding Co., Inc. †	8,694
500	National CineMedia, Inc.	7,065
50	Nautilus, Inc. †	176
100	Navarre Corp. †	178
600	Netflix, Inc.(a)	55,668
1,300	New York & Co., Inc. †	4,953
2,100	New York Times Co. (The), Class A †(a)	17,913
2,926	Newell Rubbermaid, Inc.(a)	65,162
14,063	News Corp., Class A	359,169
200	Nexstar Broadcasting Group, Inc., Class A †	2,118
7,880	NIKE, Inc., Class B	406,608
2,000	Nordstrom, Inc.	107,000
60	NVR, Inc.(a)	55,200
5,525	Office Depot, Inc.(a)	18,122
1,100	OfficeMax, Inc.(a)	10,736
3,125	Omnicom Group, Inc.	156,125
2,900	Orbitz Worldwide, Inc. †	7,888
41	Orchard Supply Hardware Stores Corp., Class A †(a)	304
1,360	O'Reilly Automotive, Inc.	121,611
650	Orleans Homebuilders, Inc. † (b)	—
500	Outdoor Channel Holdings, Inc.	3,800
300	Overstock.com, Inc. †(a)	4,293
50	Oxford Industries, Inc.(a)	2,318
200	Pacific Sunwear of California, Inc. †(a)	318
300	Panera Bread Co., Class A	47,649
700	Penn National Gaming, Inc.(a)	34,377
400	Penske Automotive Group, Inc.(a)	12,036
1,500	Pep Boys-Manny Moe & Jack (The)(a)	14,745
100	Perry Ellis International, Inc.(a)	1,990
950	PetSmart, Inc.	64,923
825	Pier 1 Imports, Inc.(a)	16,500
800	Pinnacle Entertainment, Inc. †	12,664
600	Polaris Industries, Inc.	50,490
275	Premier Exhibitions, Inc. †	745
525	priceline.com, Inc. †	326,130
3,840	PulteGroup, Inc.	69,734
600	PVH Corp.	66,606
50	Quiksilver, Inc. †(a)	213
1,850	RadioShack Corp.(a)	3,922

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Consumer Discretionary (continued)
565	Ralph Lauren Corp., Class A	$84,705
1,000	ReachLocal, Inc.	12,910
600	Regal Entertainment Group, Class A(a)	8,370
200	Regis Corp.(a)	3,384
250	Rent-A-Center, Inc., Class A(a)	8,590
1,500	Rick's Cabaret International, Inc. †	12,075
100	Rocky Brands, Inc. †(a)	1,302
2,075	Ross Stores, Inc.	112,361
1,625	Royal Caribbean Cruises, Ltd.	55,250
500	Ruby Tuesday, Inc.	3,930
500	Ryland Group, Inc. (The)(a)	18,250
1,800	Saks, Inc. †	18,918
100	Salem Communications Corp., Class A	546
1,000	Sally Beauty Holdings, Inc.	23,570
400	School Specialty, Inc. †(a)	380
1,500	Scientific Games Corp., Class A	13,005
900	Scripps Networks Interactive, Inc., Class A	52,128
200	Sealy Corp. †(a)	434
396	Sears Canada, Inc.(a)	3,988
925	Sears Holdings Corp.(a)	38,258
188	Select Comfort Corp. †(a)	4,920
1,400	Service Corp. International	19,334
100	SHFL Entertainment, Inc. †	1,450
600	Shoe Carnival, Inc.(a)	12,294
776	Signet Jewelers, Ltd.(a)	41,438
900	Sinclair Broadcast Group, Inc., Class A	11,358
48,100	Sirius XM Radio, Inc.(a)	139,009
450	Six Flags Entertainment Corp.	27,540
1,000	Sonic Automotive, Inc., Class A	20,890
800	Sonic Corp. †(a)	8,328
603	Sotheby's(a)	20,273
75	Spartan Motors, Inc.	370
400	Speedway Motorsports, Inc.	7,136
552	Stage Stores, Inc.(a)	13,679
1,892	Stanley Black & Decker, Inc.	139,951
200	Stanley Furniture Co., Inc. †	900
8,075	Staples, Inc.(a)	92,055
8,100	Starbucks Corp.	434,322
1,973	Starwood Hotels & Resorts Worldwide, Inc.	113,171
100	Steinway Musical Instruments, Inc. †	2,115
900	Stewart Enterprises, Inc., Class A(a)	6,876
150	Superior Industries International, Inc.(a)	3,060
600	Systemax, Inc.(a)	5,790
6,825	Target Corp.	403,835
700	Tempur-Pedic International, Inc.	22,043
450	Tenneco, Inc.	15,799
380	Tesla Motors, Inc. †(a)	12,870
1,000	Texas Roadhouse, Inc., Class A	16,800
3,700	Thomson Reuters Corp.	107,522
500	Thor Industries, Inc.(a)	18,715
1,235	Tiffany & Co.(a)	70,815
3,016	Time Warner Cable, Inc., Class A	293,125
9,783	Time Warner, Inc.	467,921
6,850	TJX Cos., Inc.	290,783
1,600	Toll Brothers, Inc. †	51,728
800	Tractor Supply Co.	70,688
200	Trans World Entertainment Corp.	696
1,300	Trinity Place Holdings, Inc. †(a)	6,435
1,057	TripAdvisor, Inc.(a)	44,352
300	True Religion Apparel, Inc.	7,626
1,000	TRW Automotive Holdings Corp.	53,610
200	Tuesday Morning Corp. †	1,250
600	Tupperware Brands Corp.	38,460
600	Ulta Salon Cosmetics & Fragrance, Inc.	58,956

Shares		Value
Consumer Discretionary (continued)
800	Under Armour, Inc., Class A(a)	$38,824
200	Universal Electronics, Inc.	3,870
500	Universal Technical Institute, Inc.(a)	5,020
1,400	Urban Outfitters, Inc.	55,104
200	Value Line, Inc.(a)	1,794
300	Valuevision Media, Inc., Class A †(a)	540
950	VF Corp.	143,422
4,906	Viacom, Inc., Class B	258,742
2,075	Virgin Media, Inc.(a)	76,256
600	Visteon Corp.	32,292
17,668	Walt Disney Co. (The)	879,690
500	Warnaco Group, Inc. (The)	35,785
296	Weight Watchers International, Inc.(a)	15,499
4,600	Wendy's Co. (The)(a)	21,620
572	Whirlpool Corp.	58,201
1,100	Williams-Sonoma, Inc.	48,147
500	Winnebago Industries, Inc.(a)	8,565
400	Wolverine World Wide, Inc.(a)	16,392
600	World Wrestling Entertainment, Inc., Class A	4,734
1,360	Wyndham Worldwide Corp.	72,366
650	Wynn Resorts, Ltd.	73,119
4,650	Yum! Brands, Inc.	308,760
1,900	Zale Corp. †	7,809
		19,093,333
Consumer Staples — 9.6%
200	Alico, Inc.	7,326
2,200	Alliance One International, Inc. †(a)	8,008
20,975	Altria Group, Inc.	659,035
250	Andersons, Inc. (The)	10,725
6,786	Archer-Daniels-Midland Co.	185,869
3,950	Avon Products, Inc.	56,722
1,900	Beam, Inc.	116,071
1,350	Brown-Forman Corp., Class B(a)	85,387
1,550	Bunge, Ltd.	112,670
2,175	Campbell Soup Co.(a)	75,886
1,500	Central European Distribution Corp. †(a)	3,255
1,700	Church & Dwight Co., Inc.	91,069
1,500	Clorox Co. (The)	109,830
44,365	Coca-Cola Co. (The)	1,608,231
2,695	Coca-Cola Enterprises, Inc.	85,512
4,568	Colgate-Palmolive Co.	477,539
4,573	ConAgra Foods, Inc.	134,903
1,550	Constellation Brands, Inc., Class A †	54,855
4,150	Costco Wholesale Corp.	409,895
13,542	CVS Caremark Corp.	654,756
650	Darling International, Inc. †	10,426
2,134	Dean Foods Co. †	35,232
1,500	Dole Food Co., Inc.	17,205
2,000	Dr. Pepper Snapple Group, Inc.	88,360
800	Energizer Holdings, Inc.	63,984
2,400	Estee Lauder Cos., Inc. (The), Class A	143,664
1,687	Flowers Foods, Inc.	39,256
7,100	General Mills, Inc.(a)	286,911
1,300	Green Mountain Coffee Roasters, Inc. †(a)	53,768
400	Hain Celestial Group, Inc. (The)(a)	21,688
1,200	Herbalife, Ltd.(a)	39,528
2,000	Hershey Co. (The)	144,440
1,344	Hillshire Brands Co.	37,820
3,750	HJ Heinz Co.(a)	216,300
1,500	Hormel Foods Corp.(a)	46,815
550	Ingles Markets, Inc., Class A(a)	9,493
800	Ingredion, Inc.	51,544
1,219	JM Smucker Co. (The)	105,127

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Consumer Staples (continued)
3,050	Kellogg Co.	$170,342
4,347	Kimberly-Clark Corp.	367,017
5,607	Kraft Foods Group, Inc.	254,950
5,950	Kroger Co. (The)	154,819
1,235	Lorillard, Inc.	144,087
70	Mannatech, Inc. †	394
750	McCormick & Co., Inc.(a)	47,647
2,300	Mead Johnson Nutrition Co., Class A	151,547
200	MGP Ingredients, Inc.	684
1,500	Molson Coors Brewing Co., Class B	64,185
16,821	Mondelez International, Inc., Class A	428,431
1,600	Monster Beverage Corp.	84,608
700	Nu Skin Enterprises, Inc., Class A(a)	25,935
16,757	PepsiCo, Inc.	1,146,682
17,257	Philip Morris International, Inc.	1,443,375
350	Post Holdings, Inc. †	11,988
1,200	Prestige Brands Holdings, Inc. †	24,036
29,702	Procter & Gamble Co. (The)	2,016,469
700	Ralcorp Holdings, Inc.	62,755
100	Reliv International, Inc.(a)	131
3,503	Reynolds American, Inc.(a)	145,129
7,050	Rite Aid Corp. †	9,588
70	Rocky Mountain Chocolate Factory, Inc.	739
2,800	Safeway, Inc.(a)	50,652
50	Sanderson Farms, Inc.	2,378
2,200	Smithfield Foods, Inc.(a)	47,454
1,000	Snyders-Lance, Inc.(a)	24,110
3,036	SUPERVALU, Inc.(a)	7,499
6,700	Sysco Corp.(a)	212,122
3,805	Tyson Foods, Inc., Class A	73,817
450	United Natural Foods, Inc.	24,115
198	USANA Health Sciences, Inc.(a)	6,520
1,102	Vector Group, Ltd.	16,387
9,150	Walgreen Co.	338,642
17,795	Wal-Mart Stores, Inc.	1,214,153
1,625	Whole Foods Market, Inc.	148,411
		15,280,903
Energy — 10.4%
1,500	Alon USA Energy, Inc.	27,135
2,272	Alpha Natural Resources, Inc. †(a)	22,129
1,000	Amyris, Inc.(a)	3,120
5,387	Anadarko Petroleum Corp.	400,308
4,091	Apache Corp.	321,143
300	Approach Resources, Inc.(a)	7,503
3,000	Arch Coal, Inc.	21,960
600	Atwood Oceanics, Inc. †	27,474
4,245	Baker Hughes, Inc.	173,366
600	Barnwell Industries, Inc. †(a)	1,938
400	Berry Petroleum Co., Class A(a)	13,420
45	BioFuel Energy Corp. †	166
900	Bolt Technology Corp.	12,843
300	BP Prudhoe Bay Royalty Trust	20,562
3,100	BPZ Resources, Inc. †(a)	9,765
200	Bristow Group, Inc.	10,732
1,800	Cabot Oil & Gas Corp.	89,532
1,218	Cal Dive International, Inc.(a)	2,107
1,500	Callon Petroleum Co. †	7,050
2,800	Cameron International Corp.	158,088
150	CARBO Ceramics, Inc.(a)	11,751
200	Cheniere Energy, Inc. †	3,756
6,600	Chesapeake Energy Corp.(a)	109,692
21,299	Chevron Corp.	2,303,274
447	Cimarex Energy Co.	25,805
600	Clean Energy Fuels Corp.(a)	7,470
1,000	Cloud Peak Energy, Inc.	19,330

Shares		Value
Energy (continued)
400	Comstock Resources, Inc. †(a)	$6,052
800	Concho Resources, Inc.(a)	64,448
13,181	ConocoPhillips	764,366
2,600	Consol Energy, Inc.(a)	83,460
500	Continental Resources, Inc.	36,745
200	Cross Timbers Royalty Trust	5,384
500	Crosstex Energy, Inc.	7,170
1,000	Delek US Holdings, Inc.	25,320
3,779	Denbury Resources, Inc.	61,220
4,336	Devon Energy Corp.	225,645
206	DHT Holdings, Inc.(a)	845
850	Diamond Offshore Drilling, Inc.(a)	57,766
800	Dresser-Rand Group, Inc. †	44,912
300	Dril-Quip, Inc. †	21,915
890	Energen Corp.	40,130
525	Energy Transfer Partners, LP	22,538
1,000	Energy XXI Bermuda, Ltd.(a)	32,190
2,575	EOG Resources, Inc.	311,034
15	EPL Oil & Gas, Inc. †	338
1,600	EQT Corp.	94,368
2,700	EXCO Resources, Inc.(a)	18,279
812	Exterran Holdings, Inc.(a)	17,799
49,512	Exxon Mobil Corp.	4,285,264
1,906	FMC Technologies, Inc. †	81,634
950	Forest Oil Corp. †(a)	6,355
100	GeoMet, Inc. †(a)	14
226	Geospace Technologies Corp.	20,085
500	Goodrich Petroleum Corp.(a)	4,660
381	Gulf Island Fabrication, Inc.	9,155
300	Gulfmark Offshore, Inc., Class A(a)	10,335
350	Gulfport Energy Corp. †(a)	13,377
10,181	Halliburton Co.	353,179
1,000	Helix Energy Solutions Group, Inc. †	20,640
1,150	Helmerich & Payne, Inc.(a)	64,411
1,900	Hercules Offshore, Inc.	11,742
3,665	Hess Corp.	194,098
1,058	HollyFrontier Corp.	49,250
500	Hornbeck Offshore Services, Inc. †(a)	17,170
1,000	Houston American Energy Corp. †(a)	220
1,750	ION Geophysical Corp.(a)	11,392
450	James River Coal Co. †(a)	1,440
2,200	Key Energy Services, Inc.	15,290
10,260	Kinder Morgan, Inc.	362,486
2,950	Kodiak Oil & Gas Corp.	26,107
400	Lufkin Industries, Inc.(a)	23,252
9	Magnum Hunter Resources Corp.(a)	36
8,222	Marathon Oil Corp.	252,087
3,761	Marathon Petroleum Corp.	236,943
450	Matrix Service Co. †	5,175
2,875	McDermott International, Inc. †	31,683
1,500	McMoRan Exploration Co. †(a)	24,075
2,400	Murphy Oil Corp.	142,920
3,100	Nabors Industries, Ltd.	44,795
4,420	National Oilwell Varco, Inc.	302,107
1,525	Newfield Exploration Co.	40,839
875	Newpark Resources, Inc. †(a)	6,869
1,539	Noble Energy, Inc.(a)	156,578
1,000	Northern Oil and Gas, Inc. †(a)	16,820
400	Oasis Petroleum, Inc.	12,720
8,916	Occidental Petroleum Corp.	683,055
900	Oceaneering International, Inc.	48,411
500	Oil States International, Inc. †	35,770
15	Pacific Ethanol, Inc. †	5
1,950	Patterson-UTI Energy, Inc.(a)	36,329
3,150	Peabody Energy Corp.	83,821
2,300	PetroQuest Energy, Inc. †	11,385

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Energy (continued)
6,890	Phillips 66	$365,859
1,125	Pioneer Natural Resources Co.	119,914
1,553	Plains Exploration & Production Co. †	72,898
1,700	Pyramid Oil Co. †(a)	6,630
2,200	QEP Resources, Inc.	66,594
1,700	Quicksilver Resources, Inc. †(a)	4,862
1,800	Range Resources Corp.(a)	113,094
600	Rex Energy Corp. †(a)	7,812
600	Rosetta Resources, Inc. †(a)	27,216
1,600	Rowan PLC, Class A	50,032
1,012	RPC, Inc.(a)	12,387
4,400	SandRidge Energy, Inc. †(a)	27,940
14,604	Schlumberger, Ltd.	1,011,911
1,000	Ship Finance International, Ltd.(a)	16,630
750	SM Energy Co.(a)	39,158
1,000	Solazyme, Inc. †(a)	7,860
4,200	Southwestern Energy Co.	140,322
6,641	Spectra Energy Corp.(a)	181,831
270	Steel Excel, Inc. †	6,737
1,706	Superior Energy Services, Inc.	35,348
3,500	Syntroleum Corp. †(a)	1,383
1,500	Tesoro Corp.	66,075
222	TGC Industries, Inc.	1,818
525	Tidewater, Inc.(a)	23,457
1,600	Trico Marine Services, Inc. † (b)	—
1,000	U.S. Energy Corp. †	1,500
1,765	Ultra Petroleum Corp.(a)	31,999
500	Unit Corp.(a)	22,525
1,150	USEC, Inc.	610
1,100	Vaalco Energy, Inc.	9,515
6,114	Valero Energy Corp.	208,610
8	Verenium Corp. †	17
800	W&T Offshore, Inc.	12,824
300	Warren Resources, Inc. †	843
500	Western Refining, Inc.(a)	14,095
1,400	Whiting Petroleum Corp.	60,718
7,050	Williams Cos., Inc. (The)	230,817
800	World Fuel Services Corp.(a)	32,936
2,350	WPX Energy, Inc.(a)	34,968
500	ZaZa Energy Corp. †(a)	1,025
		16,578,092
Financials — 16.5%
1	Acadia Realty Trust(a)	25
600	Affiliated Managers Group, Inc.	78,090
200	Affirmative Insurance Holdings, Inc. †(a)	28
4,800	Aflac, Inc.	254,976
450	Alexander & Baldwin, Inc. †	13,216
700	Alexandria Real Estate Equities, Inc.	48,524
127	Alleghany Corp.	42,598
4,650	Allstate Corp. (The)	186,790
800	Alterra Capital Holdings, Ltd.	22,552
10	Altisource Asset Management Corp. †(a)	800
100	Altisource Portfolio Solutions SA †	8,666
33	Altisource Residential Corp., Class B †(a)	528
807	American Campus Communities, Inc.	37,227
3,825	American Capital Agency Corp.	110,695
4,200	American Capital, Ltd.	50,400
1,100	American Equity Investment Life Holding Co.(a)	13,431
9,875	American Express Co.	567,615
1,100	American Financial Group, Inc.	43,472
4,200	American International Group, Inc. †	148,260
300	American National Insurance Co.	20,487
4,077	American Tower Corp., Class A	315,030
2,280	Ameriprise Financial, Inc.	142,796

Shares		Value
Financials (continued)
302	Amtrust Financial Services, Inc.(a)	$8,664
10,025	Annaly Capital Management, Inc.(a)	140,751
1,500	Anworth Mortgage Asset Corp.	8,670
1,256	Apartment Investment & Management Co., Class A	33,987
2,200	Apollo Investment Corp. †(a)	18,392
200	Arbor Realty Trust, Inc.	1,198
1,200	Arch Capital Group, Ltd.	52,824
4	Arlington Asset Investment Corp., Class A	83
3,325	ARMOUR Residential REIT, Inc.	21,513
1,150	Arthur J. Gallagher & Co.	39,848
544	Ashford Hospitality Trust, Inc.(a)	5,717
1,100	Aspen Insurance Holdings, Ltd.	35,288
400	Asset Acceptance Capital Corp. †	1,800
1,354	Associated Banc-Corp(a)	17,764
300	Associated Estates Realty Corp.	4,836
900	Assurant, Inc.	31,230
1,600	Assured Guaranty, Ltd.	22,768
700	Astoria Financial Corp.	6,552
200	Atlanticus Holdings Corp. †(a)	670
600	AV Homes, Inc. †	8,532
847	AvalonBay Communities, Inc.	114,845
1,175	Axis Capital Holdings, Ltd.(a)	40,702
50	Bancorp, Inc.	548
1,150	BancorpSouth, Inc.	16,721
117,248	Bank of America Corp.	1,360,077
450	Bank of Hawaii Corp.(a)	19,822
11,913	Bank of New York Mellon Corp. (The)(a)	306,164
700	BankFinancial Corp.(a)	5,194
1,000	BankUnited, Inc.(a)	24,440
7,925	BB&T Corp.	230,697
600	BBCN Bancorp, Inc.	6,942
16	BBX Capital Corp., Class A †(a)	107
500	Beneficial Mutual Bancorp, Inc.	4,750
20,222	Berkshire Hathaway, Inc., Class B	1,813,913
1,000	BGC Partners, Inc., Class A	3,460
2,000	BioMed Realty Trust, Inc.	38,660
1,100	BlackRock, Inc., Class A	227,381
1,000	Boston Private Financial Holdings, Inc.(a)	9,010
1,625	Boston Properties, Inc.	171,941
1,988	Brandywine Realty Trust	24,234
1,075	BRE Properties, Inc.	54,642
3,075	Brookfield Office Properties, Inc.(a)	52,306
1,500	Brookline Bancorp, Inc.(a)	12,750
1,400	Brown & Brown, Inc.	35,644
100	Camden National Corp.	3,397
825	Camden Property Trust	56,273
30	Capital Bank Financial Corp., Class A †	512
350	Capital City Bank Group, Inc.	3,979
4,850	Capital One Financial Corp.	280,960
3,839	CapitalSource, Inc.	29,100
1,000	Capitol Federal Financial, Inc.	11,690
700	CapLease, Inc.	3,899
1,700	Capstead Mortgage Corp.	19,499
100	Cardinal Financial Corp.	1,627
288	Cathay General Bancorp(a)	5,616
1,780	CBL & Associates Properties, Inc.	37,754
600	CBOE Holdings, Inc.	17,676
3,825	CBRE Group, Inc., Class A	76,117
650	Cedar Realty Trust, Inc.(a)	3,432
11,314	Charles Schwab Corp. (The)(a)	162,469
400	Charter Financial Corp.	4,240
500	Chemical Financial Corp.	11,880
11,900	Chimera Investment Corp.	31,059
2,802	Chubb Corp. (The)	211,047

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
23	CIFC Corp. †	$184
1,394	Cincinnati Financial Corp.(a)	54,589
2,150	CIT Group, Inc. †	83,076
31,840	Citigroup, Inc.	1,259,590
600	City National Corp.(a)	29,712
3,300	CME Group, Inc., Class A	167,343
300	CNA Financial Corp.	8,403
2,900	CNO Financial Group, Inc.	27,057
750	CoBiz Financial, Inc.	5,602
350	Cohen & Steers, Inc.(a)	10,664
1,429	Colonial Properties Trust(a)	30,538
276	Columbia Banking System, Inc.(a)	4,951
1,783	Comerica, Inc.	54,096
1,302	Commerce Bancshares, Inc.	45,648
1,293	CommonWealth REIT	20,481
500	Community Bank System, Inc.(a)	13,680
100	Community Trust Bancorp, Inc.(a)	3,278
850	Corporate Office Properties Trust	21,233
1,863	Cousins Properties, Inc.	15,556
199	Cowen Group, Inc., Class A †	488
200	Crawford & Co., Class B	1,596
937	CubeSmart REIT	13,652
600	Cullen/Frost Bankers, Inc.	32,562
1,000	CVB Financial Corp.(a)	10,400
1,000	CYS Investments, Inc.(a)	11,810
3,450	DCT Industrial Trust, Inc.(a)	22,390
2,995	DDR Corp.	46,902
2,502	DiamondRock Hospitality Co.	22,518
1,000	Digital Realty Trust, Inc.	67,890
5,425	Discover Financial Services	209,134
1,100	Donegal Group, Inc., Class A	15,444
1,100	Douglas Emmett, Inc.	25,630
400	Duff & Phelps Corp., Class A	6,248
3,101	Duke Realty Corp.	43,011
700	DuPont Fabros Technology, Inc.	16,912
3,778	E*Trade Financial Corp.	33,813
2,000	East West Bancorp, Inc.	42,980
1,325	Eaton Vance Corp.(a)	42,201
1,000	Education Realty Trust, Inc.	10,640
175	eHealth, Inc. †	4,809
200	Encore Capital Group, Inc. †	6,124
700	Endurance Specialty Holdings, Ltd.	27,783
50	Enterprise Financial Services Corp.(a)	654
300	EPR Properties(a)	13,833
500	Equity Lifestyle Properties, Inc.	33,645
1,000	Equity One, Inc.	21,010
3,479	Equity Residential	197,155
400	Essex Property Trust, Inc.	58,660
536	Everest Re Group, Ltd.	58,933
1,500	Extra Space Storage, Inc.	54,585
1,000	Ezcorp, Inc., Class A †	19,860
625	Federal Realty Investment Trust	65,012
1,200	Federated Investors, Inc., Class B(a)	24,276
200	Federated National Holding Co.(a)	1,084
1,000	FelCor Lodging Trust, Inc.	4,670
2,291	Fidelity National Financial, Inc., Class A(a)	53,953
10,401	Fifth Third Bancorp	157,991
1,200	Financial Institutions, Inc.	22,356
100	First Acceptance Corp. †	125
827	First American Financial Corp.	19,922
300	First Bancorp(a)	3,846
166	First BanCorp	760
500	First Cash Financial Services, Inc.	24,810
800	First Commonwealth Financial Corp.(a)	5,456

Shares		Value
Financials (continued)
425	First Community Bancshares, Inc.(a)	$6,787
100	First Financial Corp.(a)	3,024
2,433	First Horizon National Corp.(a)	24,111
650	First Industrial Realty Trust, Inc. †	9,152
50	First Marblehead Corp. (The) †	39
3,424	First Niagara Financial Group, Inc.	27,152
800	First Potomac Realty Trust	9,888
600	First Republic Bank	19,668
1,007	FirstMerit Corp.(a)	14,289
1,500	FNB Corp.(a)	15,930
2,100	Forest City Enterprises, Inc., Class A †	33,915
1,557	Franklin Resources, Inc.	195,715
950	Franklin Street Properties Corp.	11,694
2,734	Fulton Financial Corp.	26,274
4,665	General Growth Properties, Inc.	92,600
5,850	Genworth Financial, Inc., Class A †	43,934
400	Getty Realty Corp.(a)	7,224
900	Glacier Bancorp, Inc.(a)	13,239
1,000	Gleacher & Co., Inc. †	750
800	Glimcher Realty Trust	8,872
4,950	Goldman Sachs Group, Inc. (The)	631,422
435	Gramercy Capital Corp. †(a)	1,279
1,000	Guaranty Bancorp †(a)	1,950
100	Hallmark Financial Services †	939
627	Hancock Holding Co.	19,901
69	Hanmi Financial Corp.	938
700	Hanover Insurance Group, Inc. (The)	27,118
4,750	Hartford Financial Services Group, Inc.	106,590
1,000	Hatteras Financial Corp.	24,810
1,175	HCC Insurance Holdings, Inc.(a)	43,722
4,625	HCP, Inc.	208,957
2,200	Health Care REIT, Inc.	134,838
500	Healthcare Realty Trust, Inc.	12,005
50	Heritage Commerce Corp.	349
700	Hersha Hospitality Trust, Class A	3,500
650	Highwoods Properties, Inc.(a)	21,743
1,500	Hilltop Holdings, Inc. †	20,310
660	Home BancShares, Inc.	21,793
500	Home Properties, Inc.	30,655
1,000	Horace Mann Educators Corp.	19,960
1,500	Hospitality Properties Trust(a)	35,130
8,624	Host Hotels & Resorts, Inc.	135,138
44	Howard Hughes Corp. (The) †	3,213
4,301	Hudson City Bancorp, Inc.	34,967
9,351	Huntington Bancshares, Inc.	59,753
100	ICG Group, Inc. †	1,143
85	IMPAC Mortgage Holdings, Inc. †	1,199
300	Infinity Property & Casualty Corp.(a)	17,472
1,100	Inland Real Estate Corp.	9,218
1,500	Interactive Brokers Group, Inc., Class A	20,520
669	IntercontinentalExchange, Inc.	82,829
700	International Bancshares Corp.	12,635
550	Intervest Bancshares Corp., Class A †	2,140
500	INTL FCStone, Inc. †(a)	8,705
1,000	Invesco Mortgage Capital, Inc.	19,710
4,800	Invesco, Ltd.	125,232
1,000	Investment Technology Group, Inc.	9,000
800	Investors Bancorp, Inc.	14,224
1,800	Investors Real Estate Trust	15,714
1,564	iStar Financial, Inc. †	12,747
2,475	Janus Capital Group, Inc.(a)	21,087
1,700	Jefferies Group, Inc.	31,569
500	Jones Lang LaSalle, Inc.	41,970
41,309	JPMorgan Chase & Co.	1,816,357
600	Kearny Financial Corp.(a)	5,850
350	Kemper Corp.(a)	10,325

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
9,848	KeyCorp	$82,920
700	Kilroy Realty Corp.	33,159
4,625	Kimco Realty Corp.	89,355
800	Kite Realty Group Trust	4,472
1,400	Knight Capital Group, Inc., Class A(a)	4,914
1,500	LaSalle Hotel Properties	38,085
1,700	Legg Mason, Inc.(a)	43,724
2,505	Leucadia National Corp.(a)	59,594
1,626	Lexington Realty Trust(a)	16,992
1,450	Liberty Property Trust	51,867
2,875	Lincoln National Corp.(a)	74,463
3,300	Loews Corp.	134,475
200	LPL Financial Holdings, Inc.	5,632
1,372	M&T Bank Corp.(a)	135,101
1,287	Macerich Co. (The)	75,032
1,500	Mack-Cali Realty Corp.	39,165
1,000	Maiden Holdings, Ltd.	9,190
101	Markel Corp.	43,775
5,370	Marsh & McLennan Cos., Inc.	185,104
244	MB Financial, Inc.	4,819
1,900	MBIA, Inc.(a)	14,915
967	Meadowbrook Insurance Group, Inc.	5,589
600	Medallion Financial Corp.(a)	7,044
1,500	Medical Properties Trust, Inc.	17,940
9,921	MetLife, Inc.	326,798
4,000	MFA Financial, Inc.	32,440
1,500	MGIC Investment Corp.(a)	3,990
100	Mid-America Apartment Communities, Inc.(a)	6,475
400	Montpelier Re Holdings, Ltd.	9,144
1,575	Moody's Corp.(a)	79,254
15,450	Morgan Stanley	295,404
3,800	MPG Office Trust, Inc. †(a)	11,704
1,072	MSCI, Inc., Class A †(a)	33,221
1,450	NASDAQ OMX Group, Inc. (The)	36,265
400	National Interstate Corp.	11,528
2,500	National Penn Bancshares, Inc.(a)	23,300
500	National Retail Properties, Inc.	15,600
500	NBT Bancorp, Inc.(a)	10,135
4,312	New York Community Bancorp, Inc.(a)	56,487
350	Newcastle Investment Corp.	3,038
10	North Valley Bancorp †	142
2,850	Northern Trust Corp.	142,956
156	NorthStar Realty Finance Corp.(a)	1,098
875	Northwest Bancshares, Inc.(a)	10,623
2,375	NYSE Euronext	74,907
300	Ocwen Financial Corp. †	10,377
1,500	Old National Bancorp(a)	17,805
3,236	Old Republic International Corp.	34,463
400	Old Second Bancorp, Inc. †(a)	488
975	Omega Healthcare Investors, Inc.(a)	23,254
600	OneBeacon Insurance Group, Ltd., Class A	8,340
432	Oriental Financial Group, Inc.(a)	5,767
400	Oritani Financial Corp.	6,128
200	Parkway Properties, Inc.	2,798
625	PartnerRe, Ltd.	50,306
1,000	Pebblebrook Hotel Trust	23,100
4,347	People's United Financial, Inc.(a)	52,555
123	PHH Corp. †(a)	2,798
62	Phoenix , Inc. †(a)	1,533
2,100	Piedmont Office Realty Trust, Inc., Class A	37,905
900	Pinnacle Financial Partners, Inc.(a)	16,956
500	Platinum Underwriters Holdings, Ltd.	23,000

Shares		Value
Financials (continued)
1,884	Plum Creek Timber Co., Inc.	$83,593
6,000	PNC Financial Services Group, Inc.	349,860
1,157	Popular, Inc.	24,054
100	Portfolio Recovery Associates, Inc.	10,686
600	Post Properties, Inc.(a)	29,970
200	Preferred Bank	2,840
300	Primerica †	9,003
100	Primus Guaranty, Ltd. †(a)	875
3,400	Principal Financial Group, Inc.(a)	96,968
1,222	PrivateBancorp, Inc., Class A(a)	18,721
530	ProAssurance Corp.	22,361
6,125	Progressive Corp. (The)	129,238
4,735	Prologis, Inc.	172,780
500	Prosperity Bancshares, Inc.(a)	21,000
1,000	Protective Life Corp.	28,580
1,500	Provident Financial Services, Inc.(a)	22,380
1,050	Provident New York Bancorp(a)	9,776
5,350	Prudential Financial, Inc.	285,316
1,639	Public Storage	237,589
2,077	Pzena Investment Management, Inc., Class A	11,216
1,370	Radian Group, Inc.(a)	8,371
66	RAIT Financial Trust(a)	373
1,000	Ramco-Gershenson Properties Trust	13,310
1,200	Raymond James Financial, Inc.	46,236
1,501	Rayonier, Inc.	77,797
1,300	Realty Income Corp.(a)	52,273
1,200	Redwood Trust, Inc.	20,268
1,025	Regency Centers Corp.	48,298
13,306	Regions Financial Corp.	94,739
850	Reinsurance Group of America, Inc., Class A	45,492
400	RenaissanceRe Holdings, Ltd.	32,504
50	Renasant Corp.	957
315	Republic Bancorp, Inc., Class A(a)	6,656
250	Resource America, Inc., Class A	1,668
200	Resource Capital Corp.(a)	1,120
1,000	RLJ Lodging Trust	19,370
1,700	Roma Financial Corp.(a)	25,704
174	Rouse Properties, Inc.(a)	2,944
233	Sabra Health Care REIT, Inc.	5,061
200	Saul Centers, Inc.	8,558
700	SeaBright Holdings, Inc.	7,749
750	Seacoast Banking Corp. of Florida †	1,208
2,000	SEI Investments Co.(a) (c)	46,680
600	Selective Insurance Group, Inc.(a)	11,562
1,650	Senior Housing Properties Trust	39,006
400	Signature Bank(a)	28,536
200	Simmons First National Corp., Class A(a)	5,072
3,346	Simon Property Group, Inc.	528,969
1,000	SL Green Realty Corp.	76,650
4,300	SLM Corp.	73,659
50	Southwest Bancorp, Inc. †	560
316	Sovran Self Storage, Inc.	19,624
500	St. Joe Co. (The) †(a)	11,540
490	StanCorp Financial Group, Inc.(a)	17,968
1,000	Starwood Property Trust, Inc.	22,960
400	State Auto Financial Corp.	5,976
4,990	State Street Corp.	234,580
50	Sterling Bancorp, Class N(a)	456
300	Stewart Information Services Corp.	7,800
640	Stifel Financial Corp. †(a)	20,461
2,100	Strategic Hotels & Resorts, Inc. †	13,440
50	Suffolk Bancorp †(a)	655
822	Sun Bancorp, Inc. †	2,910
500	Sun Communities, Inc.(a)	19,945

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Financials (continued)
2,595	Sunstone Hotel Investors, Inc.	$27,792
5,930	SunTrust Banks, Inc.	168,116
3,378	Susquehanna Bancshares, Inc.	35,401
450	SVB Financial Group	25,187
1,000	Symetra Financial Corp.	12,980
10,831	Synovus Financial Corp.(a)	26,536
2,625	T Rowe Price Group, Inc.	170,966
1,000	Tanger Factory Outlet Centers	34,200
500	Taubman Centers, Inc.	39,360
500	Taylor Capital Group, Inc. †	9,025
1,500	TCF Financial Corp.(a)	18,225
3,103	TD Ameritrade Holding Corp.	52,161
50	Tejon Ranch Co. †	1,404
784	Texas Capital Bancshares, Inc. †(a)	35,139
1,250	TFS Financial Corp.(a)	12,025
1,100	Torchmark Corp.	56,837
103	TowneBank	1,595
4,269	Travelers Cos., Inc. (The)	306,600
90	Tree.com, Inc.	1,623
400	Trico Bancshares(a)	6,700
1,208	TrustCo Bank Corp.(a)	6,378
1,000	Trustmark Corp.(a)	22,460
3,125	Two Harbors Investment Corp.	34,625
19,409	U.S. Bancorp	619,923
2,328	UDR, Inc.	55,360
1,300	Umpqua Holdings Corp.	15,327
474	United Community Banks, Inc.	4,465
317	United Community Financial Corp. †	916
403	United Financial Bancorp, Inc.(a)	6,335
300	United Fire Group, Inc.	6,552
351	United Security Bancshares †	906
200	Universal Health Realty Income Trust	10,122
2,407	Unum Group	50,114
500	Urstadt Biddle Properties, Inc., Class A	9,840
483	Validus Holdings, Ltd.	16,702
1,831	Valley National Bancorp(a)	17,028
3,315	Ventas, Inc.	214,547
565	Virginia Commerce Bancorp, Inc.(a)	5,057
157	Virtus Investment Partners, Inc. †(a)	18,988
2,132	Vornado Realty Trust	170,731
1,187	W.R. Berkley Corp.	44,797
825	Waddell & Reed Financial, Inc., Class A	28,727
220	Walter Investment Management Corp.	9,464
1,333	Washington Federal, Inc.	22,488
1,250	Washington Real Estate Investment Trust	32,688
400	Washington Trust Bancorp, Inc.(a)	10,524
550	Waterstone Financial, Inc.	4,290
800	Webster Financial Corp.	16,440
1,700	Weingarten Realty Investors	45,509
52,592	Wells Fargo & Co.	1,797,595
383	Westamerica Bancorporation(a)	16,312
1,150	Western Alliance Bancorp(a)	12,110
200	Westfield Financial, Inc.(a)	1,446
80	White Mountains Insurance Group, Ltd.	41,200
700	Wilshire Bancorp, Inc.	4,109
500	Wintrust Financial Corp.(a)	18,350
10	WP Stewart & Co., Ltd. †	50
1,630	Zions Bancorporation(a)	34,882
400	ZipRealty, Inc. †(a)	1,120
		26,398,794
Health Care — 11.4%
17,125	Abbott Laboratories	1,121,687
100	ACADIA Pharmaceuticals, Inc. †	465
300	Accretive Health, Inc. †(a)	3,468
3,631	Aetna, Inc.	168,115

Shares		Value
Health Care (continued)
200	Affymetrix, Inc.(a)	$634
3,746	Agilent Technologies, Inc.	153,361
300	Air Methods Corp.(a)	11,067
400	Akorn, Inc. †(a)	5,344
700	Albany Molecular Research, Inc. †	3,696
500	Alere, Inc. †(a)	9,250
1,800	Alexion Pharmaceuticals, Inc. †	168,858
750	Align Technology, Inc.(a)	20,812
1,000	Alkermes PLC(a)	18,520
3,385	Allergan, Inc.	310,506
140	Alliance HealthCare Services, Inc. †	893
1,500	Allscripts Healthcare Solutions, Inc. †	14,130
1,321	Alnylam Pharmaceuticals, Inc. †(a)	24,108
100	AMAG Pharmaceuticals, Inc. †	1,471
201	Amedisys, Inc.(a)	2,265
600	American Caresource Holdings, Inc. †(a)	852
2,680	AmerisourceBergen Corp., Class A	115,722
6,575	Amgen, Inc.	567,554
300	Amicus Therapeutics, Inc. †(a)	804
250	AMN Healthcare Services, Inc. †(a)	2,888
400	Amsurg Corp., Class A	12,004
500	Anika Therapeutics, Inc. †	4,970
300	Arena Pharmaceuticals, Inc. †(a)	2,706
1,000	Ariad Pharmaceuticals, Inc. †	19,180
1,000	Auxilium Pharmaceuticals, Inc.	18,530
5,513	Baxter International, Inc.	367,497
2,165	Becton Dickinson and Co.(a)	169,281
200	Biodel, Inc. †(a)	470
1,905	Biogen Idec, Inc.	279,406
1,000	BioMarin Pharmaceutical, Inc.	49,250
200	Bio-Rad Laboratories, Inc., Class A †	21,010
16,439	Boston Scientific Corp. †	94,195
17,150	Bristol-Myers Squibb Co.	558,918
1,000	Brookdale Senior Living, Inc., Class A †	25,320
1,000	Bruker Corp.	15,270
200	BSD Medical Corp. †(a)	302
825	C.R. Bard, Inc.	80,635
700	Cadence Pharmaceuticals, Inc. †(a)	3,353
1,850	Cambrex Corp.	21,053
100	Capital Senior Living Corp. †(a)	1,869
3,211	Cardinal Health, Inc.	132,229
2,293	CareFusion Corp. †	65,534
1,960	Catamaran Corp.	92,336
4,749	Celgene Corp. †	373,841
226	Cell Therapeutics, Inc. †	294
27	Celldex Therapeutics, Inc.	181
500	Cepheid, Inc.(a)	16,905
1,600	Cerner Corp.	124,224
500	Charles River Laboratories International, Inc. †	18,735
3,400	Cigna Corp.	181,764
200	Cleveland Biolabs, Inc. †(a)	266
37	Codexis, Inc. †(a)	82
1,100	Community Health Systems, Inc.	33,814
100	Computer Programs & Systems, Inc.(a)	5,034
243	Conceptus, Inc.	5,105
300	CONMED Corp.	8,385
400	Cooper Cos., Inc. (The)	36,992
1,500	Cornerstone Therapeutics, Inc. †	7,095
550	Covance, Inc. †	31,773
1,516	Coventry Health Care, Inc.	67,962
500	Cubist Pharmaceuticals, Inc.(a)	21,030
300	Cyberonics, Inc. †	15,759
1,477	Cynosure, Inc., Class A	35,610
2,300	Cytori Therapeutics, Inc. †(a)	6,486
829	DaVita HealthCare Partners, Inc. †	91,629

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Health Care (continued)
1,700	Dendreon Corp.(a)	$8,976
1,075	DENTSPLY International, Inc.	42,581
100	Dyax Corp. †	348
1,100	Edwards Lifesciences Corp. †	99,187
11,245	Eli Lilly & Co.	554,603
793	Emergent Biosolutions, Inc.	12,720
889	Emeritus Corp.	21,976
1,400	Endo Health Solutions, Inc. †	36,778
800	Exelixis, Inc.(a)	3,656
9,140	Express Scripts Holding Co.	493,560
100	Five Star Quality Care, Inc. †	501
2,725	Forest Laboratories, Inc.	96,247
116	Furiex Pharmaceuticals, Inc. †(a)	2,234
500	Galena Biopharma, Inc. †	765
200	Genomic Health, Inc. †	5,452
50	Gentiva Health Services, Inc.	503
1,100	Geron Corp.(a)	1,551
6,375	Gilead Sciences, Inc.	468,244
450	GTx, Inc. †	1,890
1,700	Halozyme Therapeutics, Inc.(a)	11,407
500	HCA Holdings, Inc.	15,085
3,350	Health Management Associates, Inc., Class A	31,222
700	Health Net, Inc.	17,010
1,100	HealthSouth Corp.	23,221
1,100	Henry Schein, Inc.	88,506
300	Hill-Rom Holdings, Inc.	8,550
2,452	Hologic, Inc.	49,114
1,740	Hospira, Inc.	54,358
1,900	Humana, Inc.	130,397
200	ICU Medical, Inc.(a)	12,186
1,300	Idenix Pharmaceuticals, Inc. †(a)	6,305
400	IDEXX Laboratories, Inc.(a)	37,120
1,388	Illumina, Inc. †(a)	77,159
1,000	Immunogen, Inc.(a)	12,750
1,000	Impax Laboratories, Inc. †	20,480
2,300	Incyte Corp., Ltd.(a)	38,203
600	Infinity Pharmaceuticals, Inc.	21,000
300	Integra LifeSciences Holdings Corp. †	11,691
562	InterMune, Inc.(a)	5,446
365	Intuitive Surgical, Inc.	178,985
1,000	Ironwood Pharmaceuticals, Inc., Class A †(a)	11,090
700	Isis Pharmaceuticals, Inc.(a)	7,322
30,060	Johnson & Johnson	2,107,206
300	Keryx Biopharmaceuticals, Inc. †	786
400	KV Pharmaceutical Co., Class A †	24
1,075	Laboratory Corp. of America Holdings †	93,117
200	LCA-Vision, Inc. †	570
600	LHC Group, Inc.	12,780
1,833	Life Technologies Corp.(a)	89,964
565	LifePoint Hospitals, Inc.	21,329
16	Ligand Pharmaceuticals, Inc., Class B †(a)	332
400	Magellan Health Services, Inc. †	19,600
500	MAKO Surgical Corp. †(a)	6,435
1,600	MannKind Corp.(a)	3,696
5	Marina Biotech, Inc. †	2
600	Masimo Corp.	12,606
200	Maxygen, Inc.	492
2,475	McKesson Corp.	239,976
400	MedAssets, Inc. †	6,708
725	Medivation, Inc. †	37,091
600	MEDNAX, Inc.(a)	47,712
10,822	Medtronic, Inc.	443,918
30,730	Merck & Co., Inc.	1,258,086
100	Merge Healthcare, Inc. †(a)	247

Shares		Value
Health Care (continued)
200	Mettler-Toledo International, Inc.	$38,660
600	MGC Diagnostics Corp. †(a)	3,528
600	Molina Healthcare, Inc. †(a)	16,236
200	Momenta Pharmaceuticals, Inc. †	2,356
4,275	Mylan, Inc. †	117,477
375	Myrexis, Inc. †	1,061
500	Myriad Genetics, Inc. †	13,625
300	National Healthcare Corp.(a)	14,106
950	Nektar Therapeutics(a)	7,040
200	Neurocrine Biosciences, Inc. †(a)	1,496
1,000	NuVasive, Inc. †	15,460
1,000	NxStage Medical, Inc. †	11,250
900	Oculus Innovative Sciences, Inc. †(a)	567
1,300	Omnicare, Inc.(a)	46,930
325	Onyx Pharmaceuticals, Inc. †	24,547
3,000	Opko Health, Inc. †(a)	14,430
1,500	Optimer Pharmaceuticals, Inc.	13,575
750	Orexigen Therapeutics, Inc. †(a)	3,952
700	Owens & Minor, Inc.(a)	19,957
50	Palomar Medical Technologies, Inc. †(a)	461
600	PAREXEL International Corp.(a)	17,754
950	Patterson Cos., Inc.	32,519
800	PDI, Inc. †(a)	6,080
1,100	PDL BioPharma, Inc.(a)	7,755
1,517	PerkinElmer, Inc.	48,150
850	Perrigo Co.	88,426
79,912	Pfizer, Inc.	2,004,193
575	Pharmacyclics, Inc. †	33,293
381	PharMerica Corp.	5,425
400	Pozen, Inc. †	2,004
800	Progenics Pharmaceuticals, Inc. †	2,384
200	Providence Service Corp. (The) †	3,398
500	PSS World Medical, Inc. †	14,440
1,575	Quest Diagnostics, Inc.(a)	91,775
800	Questcor Pharmaceuticals, Inc.(a)	21,376
600	Regeneron Pharmaceuticals, Inc.	102,642
1,800	ResMed, Inc.(a)	74,826
1,600	Rigel Pharmaceuticals, Inc. †(a)	10,400
418	RTI Biologics, Inc. †	1,785
600	Sagent Pharmaceuticals, Inc. †	9,654
600	Salix Pharmaceuticals, Ltd.	24,288
300	Sangamo Biosciences, Inc.(a)	1,803
800	Savient Pharmaceuticals, Inc. †(a)	840
1,500	Seattle Genetics, Inc. †(a)	34,800
1,000	Select Medical Holdings Corp.(a)	9,430
1,500	Sequenom, Inc. †(a)	7,080
600	Simulations Plus, Inc.	2,634
350	Sirona Dental Systems, Inc.	22,561
700	Skilled Healthcare Group, Inc., Class A †(a)	4,459
600	Solta Medical, Inc. †	1,602
12	Somaxon Pharmaceuticals, Inc. †	37
3,250	St. Jude Medical, Inc.	117,455
650	STERIS Corp.	22,575
3,720	Stryker Corp.	203,930
200	Symmetry Medical, Inc. †	2,104
400	Synta Pharmaceuticals Corp. †(a)	3,608
1,000	Team Health Holdings, Inc.	28,770
500	Techne Corp.	34,170
500	Teleflex, Inc.	35,655
1,406	Tenet Healthcare Corp. †(a)	45,653
1,000	Theravance, Inc.	22,270
4,109	Thermo Fisher Scientific, Inc.	262,072
600	Thoratec Corp. †	22,512
1,000	TranS1, Inc. †(a)	2,480
80	Transcept Pharmaceuticals, Inc. †	356

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Health Care (continued)
600	Triple-S Management Corp., Class B †(a)	$11,082
600	United Therapeutics Corp.(a)	32,052
10,380	UnitedHealth Group, Inc.	563,011
500	Universal American Corp.	4,295
1,100	Universal Health Services, Inc., Class B	53,185
1,200	Varian Medical Systems, Inc.(a)	84,288
500	VCA Antech, Inc. †(a)	10,525
17	Venaxis, Inc. †	44
1,750	Vertex Pharmaceuticals, Inc.	73,395
700	ViroPharma, Inc.(a)	15,932
500	Volcano Corp.(a)	11,805
1,000	Waters Corp.(a)	87,120
1,350	Watson Pharmaceuticals, Inc.	116,100
3,063	WellPoint, Inc.	186,598
2,036	Zimmer Holdings, Inc.	135,720
		18,211,099
Industrials — 10.9%
450	3D Systems Corp. †(a)	24,008
7,385	3M Co.	685,697
1,500	A123 Systems, Inc. †	27
300	Acacia Research Corp.	7,695
453	ACCO Brands Corp. †	3,325
300	Acme United Corp.(a)	3,309
1,240	Actuant Corp., Class A(a)	34,608
300	Acuity Brands, Inc.	20,319
2,500	ADT Corp.	116,225
1,100	AECOM Technology Corp. †	26,180
850	AGCO Corp.	41,752
1,000	Air Lease Corp., Class A	21,500
1,200	Aircastle, Ltd.(a)	15,048
600	Alaska Air Group, Inc. †(a)	25,854
100	Albany International Corp., Class A	2,268
250	Alliant Techsystems, Inc.	15,490
100	Amerco, Inc.	12,681
2,362	AMETEK, Inc.	88,740
3,275	AMR Corp. †	2,603
1,500	AMREP Corp. †(a)	22,560
500	Apogee Enterprises, Inc.	11,985
200	Armstrong World Industries, Inc.	10,146
250	Ascent Solar Technologies, Inc. †(a)	155
200	Astec Industries, Inc.	6,666
1,100	Avery Dennison Corp.(a)	38,412
992	Avis Budget Group, Inc. †(a)	19,661
600	AZZ, Inc.	23,058
1,075	B/E Aerospace, Inc.	53,105
1,437	Babcock & Wilcox Co. (The)	37,649
600	Barnes Group, Inc.	13,476
500	Blount International, Inc.(a)	7,910
900	BlueLinx Holdings, Inc. †(a)	2,529
7,515	Boeing Co. (The)	566,330
445	Brady Corp., Class A	14,863
450	Brink's Co. (The)	12,838
450	Builders FirstSource, Inc. †(a)	2,511
500	Carlisle Cos., Inc.	29,380
100	Casella Waste Systems, Inc., Class A †	438
7,299	Caterpillar, Inc.	653,844
1,300	CBIZ, Inc. †(a)	7,683
400	CDI Corp.	6,852
400	Ceco Environmental Corp.	3,980
300	Celadon Group, Inc.	5,421
800	Cenveo, Inc. †(a)	2,160
1,850	CH Robinson Worldwide, Inc.	116,957
400	Chart Industries, Inc. †(a)	26,668
1,032	Cintas Corp.(a)	42,209
400	CLARCOR, Inc.(a)	19,112

Shares		Value
Industrials (continued)
540	Clean Harbors, Inc. †	$29,705
300	Coleman Cable, Inc.	2,781
400	Columbus McKinnon Corp.(a)	6,608
900	Comfort Systems USA, Inc.	10,944
300	Commercial Vehicle Group, Inc. †	2,463
100	Competitive Technologies, Inc. †(a)	64
550	Con-way, Inc.	15,301
1,400	Copart, Inc.	41,300
800	Corrections Corp. of America	28,376
1,750	Covanta Holding Corp.	32,235
100	Covenant Transportation Group, Inc., Class A †	553
300	Crane Co.	13,884
10,850	CSX Corp.	214,070
1,805	Cummins, Inc.	195,572
300	Curtiss-Wright Corp.	9,849
6,136	Danaher Corp.	343,002
4,113	Deere & Co.	355,445
10,050	Delta Air Lines, Inc.	119,293
1,500	Dolan Co. (The) †	5,835
1,225	Donaldson Co., Inc.	40,229
2,050	Dover Corp.	134,705
500	Dun & Bradstreet Corp.	39,325
100	DXP Enterprises, Inc.	4,907
400	Dynamic Materials Corp.	5,560
450	Eagle Bulk Shipping, Inc. †(a)	675
3,800	Eaton Corp. PLC	205,960
500	EMCOR Group, Inc.	17,305
7,728	Emerson Electric Co.	409,275
700	Empire Resources, Inc.	2,093
550	Encore Wire Corp.(a)	16,670
500	Energy Recovery, Inc. †	1,700
2,500	EnergySolutions, Inc.	7,800
300	EnerNOC, Inc. †	3,525
500	EnerSys, Inc. †	18,815
179	Engility Holdings, Inc.(a)	3,448
50	Ennis, Inc.	774
1,375	Equifax, Inc.	74,415
200	ESCO Technologies, Inc.	7,482
2,200	Exelis, Inc.	24,794
2,425	Expeditors International of Washington, Inc.	95,909
3,000	Fastenal Co.	140,070
1,000	Federal Signal Corp.(a)	7,610
2,982	FedEx Corp.	273,509
505	Flowserve Corp.	74,134
1,900	Fluor Corp.	111,606
1,900	Fortune Brands Home & Security, Inc.	55,518
300	Franklin Electric Co., Inc.	18,651
500	FreightCar America, Inc.	11,210
100	Frozen Food Express Industries †(a)	89
600	FTI Consulting, Inc.(a)	19,800
700	Fuel Tech, Inc. †	2,940
500	FuelCell Energy, Inc.(a)	458
300	Furmanite Corp. †	1,611
750	Gardner Denver, Inc.	51,375
200	GATX Corp.	8,660
1,500	GenCorp, Inc.(a)	13,725
625	General Cable Corp.	19,006
3,240	General Dynamics Corp.	224,435
113,921	General Electric Co.	2,391,202
475	Genessee & Wyoming, Inc., Class A	36,138
1,000	Geo Group, Inc. (The)	28,200
406	Gorman-Rupp Co. (The)(a)	12,111
487	Graco, Inc.	25,076
1,350	GrafTech International, Ltd.(a)	12,677

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Industrials (continued)
400	Granite Construction, Inc.	$13,448
1,500	Great Lakes Dredge & Dock Corp.(a)	13,395
550	Greenbrier Cos., Inc. †	8,893
350	Griffon Corp.(a)	4,011
850	Hardinge, Inc.	8,449
1,200	Harsco Corp.	28,200
1,500	Hawaiian Holdings, Inc.	9,855
200	Heidrick & Struggles International, Inc.	3,052
600	Herman Miller, Inc.	12,852
2,150	Hertz Global Holdings, Inc. †(a)	34,981
1,550	Hexcel Corp.	41,788
300	Hill International, Inc. †(a)	1,098
400	HNI Corp.	12,024
7,925	Honeywell International, Inc.	503,000
42	Horizon Lines, Inc., Class A †	63
300	Hubbell, Inc., Class B	25,389
525	Huntington Ingalls Industries, Inc.	22,753
400	Hurco Cos., Inc. †	9,200
200	Huron Consulting Group, Inc.	6,738
200	Hyster-Yale Materials Handling, Inc.	9,760
200	Hyster-Yale Materials Handling, Inc., Class B(b)	9,760
975	IDEX Corp.(a)	45,367
450	IHS, Inc., Class A	43,200
1,000	II-VI, Inc.(a)	18,270
4,666	Illinois Tool Works, Inc.	283,739
875	Industrial Services of America, Inc. †(a)	2,083
500	InnerWorkings, Inc. †(a)	6,890
500	Innovaro, Inc. †(a)	120
100	Innovative Solutions & Support, Inc.	344
36	Insperity, Inc.	1,172
500	Integrated Electrical Services, Inc. †	2,330
1,300	Interface, Inc., Class A(a)	20,904
400	International Shipholding Corp.(a)	6,592
400	Intersections, Inc.(a)	3,792
1,796	Iron Mountain, Inc.	55,766
1,100	ITT Corp.	25,806
1,000	Jacobs Engineering Group, Inc. †	42,570
1,075	JB Hunt Transport Services, Inc.	64,188
2,525	JetBlue Airways Corp. †(a)	14,418
251	John Bean Technologies Corp.	4,460
1,075	Joy Global, Inc.	68,564
200	Kadant, Inc. †	5,302
1,323	Kansas City Southern	110,444
1,000	KAR Auction Services, Inc.	20,240
1,550	KBR, Inc.	46,376
400	Kelly Services, Inc., Class A(a)	6,296
500	Kennametal, Inc.(a)	20,000
150	Kforce, Inc.(a)	2,150
700	Kimball International, Inc., Class B	8,127
600	Kirby Corp. †(a)	37,134
387	Knight Transportation, Inc.(a)	5,662
500	Knoll, Inc.	7,680
10	Kratos Defense & Security Solutions, Inc. †	50
1,075	L-3 Communications Holdings, Inc., Class 3	82,367
600	Landstar System, Inc.	31,476
600	Layne Christensen Co.(a)	14,562
657	Lennox International, Inc.(a)	34,506
1,000	Lincoln Electric Holdings, Inc.	48,680
200	Lindsay Corp.(a)	16,024
100	LMI Aerospace, Inc. †	1,934
2,565	Lockheed Martin Corp.	236,724
700	LSI Industries, Inc.(a)	4,907
1,600	Manitowoc Co., Inc. (The)(a)	25,088

Shares		Value
Industrials (continued)
1,002	Manpower, Inc.	$42,525
100	Marten Transport, Ltd.	1,839
3,250	Masco Corp.	54,145
1,000	MasTec, Inc.(a)	24,930
450	Matson, Inc.	11,124
1,550	Meritor, Inc. †	7,332
3,150	Metalico, Inc. †	6,174
300	Mfri, Inc. †	1,701
200	Michael Baker Corp.(a)	4,986
199	Middleby Corp. †	25,514
1,081	Mobile Mini, Inc. †(a)	22,517
300	MSC Industrial Direct Co., Inc., Class A	22,614
1,900	Mueller Water Products, Inc., Class A	10,659
200	NACCO Industries, Inc., Class A	12,138
1,500	Navigant Consulting, Inc. †	16,740
700	Navistar International Corp. †	15,239
500	NCI Building Systems, Inc. †	6,950
600	Nordson Corp.(a)	37,872
3,100	Norfolk Southern Corp.	191,704
2,300	Northrop Grumman Corp.	155,434
900	Old Dominion Freight Line, Inc.	30,852
100	On Assignment, Inc.	2,028
500	Orion Energy Systems, Inc. †	830
1,000	Oshkosh Corp.	29,650
1,250	Owens Corning	46,237
3,755	PACCAR, Inc.	169,764
3,000	Pacer International, Inc. †	11,700
1,250	Pall Corp.(a)	75,325
1,424	Parker Hannifin Corp.	121,125
1,300	Pentair, Ltd.	63,895
600	Pike Electric Corp.(a)	5,730
2,125	Pitney Bowes, Inc.(a)	22,610
300	Polypore International, Inc. †(a)	13,950
250	PowerSecure International, Inc. †	1,953
1,620	Precision Castparts Corp.	306,860
1,000	Quanex Building Products Corp.(a)	20,410
2,450	Quanta Services, Inc. †	66,860
600	Raven Industries, Inc.(a)	15,816
3,550	Raytheon Co.	204,338
400	Regal-Beloit Corp.	28,188
1,500	Republic Airways Holdings, Inc.	8,520
3,218	Republic Services, Inc., Class A	94,384
200	Resources Connection, Inc.	2,388
447	Robbins & Myers, Inc.	26,574
1,700	Robert Half International, Inc.	54,094
1,540	Rockwell Automation, Inc.	129,345
1,425	Rockwell Collins, Inc.(a)	82,892
1,050	Rollins, Inc.	23,142
1,070	Roper Industries, Inc.	119,284
1,000	RPX Corp.	9,040
1,850	RR Donnelley & Sons Co.(a)	16,650
75	Rush Enterprises, Inc., Class A	1,550
400	Ryder System, Inc.	19,972
150	Saia, Inc.	3,468
100	Sauer-Danfoss, Inc.	5,337
600	Shaw Group, Inc. (The) †	27,966
300	SIFCO Industries, Inc.(a)	4,725
50	Simpson Manufacturing Co., Inc.	1,640
1,100	SkyWest, Inc.	13,706
600	Snap-on, Inc.	47,394
5,574	Southwest Airlines Co.	57,078
1,000	Spirit Aerosystems Holdings, Inc., Class A †	16,970
1,000	Spirit Airlines, Inc.	17,720
584	SPX Corp.	40,968
1,350	Standard Register Co. (The)(a)	851

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Industrials (continued)
50	Standex International Corp.	$2,564
1,000	Steelcase, Inc., Class A	12,740
775	Stericycle, Inc. †	72,284
1,000	Swift Transportation Co., Class A	9,120
102	SYKES Enterprises, Inc.	1,552
100	Sypris Solutions, Inc.	396
500	TAL International Group, Inc.(a)	18,190
200	Taser International, Inc.	1,788
500	Team, Inc. †	19,020
500	Tecumseh Products Co., Class A †	2,310
250	Tennant Co.(a)	10,988
1,300	Terex Corp.(a)	36,543
743	Tetra Tech, Inc. †	19,652
700	Textainer Group Holdings, Ltd.(a)	22,022
2,400	Textron, Inc.(a)	59,496
800	Timken Co.	38,264
312	Titan International, Inc.(a)	6,777
600	Toro Co. (The)	25,788
700	Towers Watson & Co., Class A	39,347
600	TransDigm Group, Inc.	81,816
100	TRC Cos., Inc.	582
300	Trex Co., Inc.	11,169
100	Trimas Corp.	2,796
900	Trinity Industries, Inc.	32,238
300	Triumph Group, Inc.(a)	19,590
800	TrueBlue, Inc.(a)	12,600
500	Tutor Perini Corp.	6,850
400	Twin Disc, Inc.(a)	6,972
200	Ultralife Corp. †	648
200	UniFirst Corp.	14,664
4,572	Union Pacific Corp.	574,792
3,805	United Continental Holdings, Inc.(a)	88,961
7,921	United Parcel Service, Inc., Class B	584,015
1,008	United Rentals, Inc.	45,884
10,187	United Technologies Corp.	835,436
850	URS Corp.	33,371
1,500	US Airways Group, Inc.(a)	20,250
500	US Ecology, Inc.	11,770
900	UTi Worldwide, Inc.	12,060
3,400	Valence Technology, Inc. †(a)	21
259	Valmont Industries, Inc.	35,366
1,500	Verisk Analytics, Inc., Class A	76,500
400	Viad Corp.	10,864
300	Vicor Corp.	1,626
750	Volt Information Sciences, Inc. †	4,688
50	Wabash National Corp.(a)	449
591	WABCO Holdings, Inc.	38,527
300	Wabtec Corp.	26,262
1,462	Waste Connections, Inc.(a)	49,401
4,050	Waste Management, Inc.	136,647
300	Watts Water Technologies, Inc., Class A	12,897
250	Werner Enterprises, Inc.(a)	5,418
600	WESCO International, Inc.(a)	40,458
500	Woodward, Inc.	19,065
585	WW Grainger, Inc.	118,387
2,200	Xylem, Inc.	59,620
		17,410,774
Information Technology — 18.3%
546	Accelrys, Inc. †	4,941
95	ACI Worldwide, Inc. †(a)	4,151
600	Acme Packet, Inc. †(a)	13,272
4,638	Activision Blizzard, Inc.(a)	49,256
800	Acxiom Corp. †	13,968
600	ADDvantage Technologies Group, Inc. †(a)	1,188

Shares		Value
Information Technology (continued)
5,087	Adobe Systems, Inc.	$191,678
600	ADTRAN, Inc.(a)	11,724
700	Advanced Energy Industries, Inc. †(a)	9,667
6,750	Advanced Micro Devices, Inc.(a)	16,200
1,000	Advent Software, Inc. †	21,380
500	Aehr Test Systems †	425
1,000	Aeroflex Holding Corp. †(a)	7,000
500	Agilysys, Inc. †	4,185
1,959	Akamai Technologies, Inc. †	80,143
650	Alliance Data Systems Corp. †(a)	94,094
2,950	Altera Corp.	101,598
1,050	Amkor Technology, Inc.(a)	4,462
1,625	Amphenol Corp., Class A	105,137
300	ANADIGICS, Inc. †(a)	756
3,350	Analog Devices, Inc.(a)	140,901
200	Anaren, Inc. †(a)	3,890
922	ANSYS, Inc.	62,087
716	AOL, Inc.(a)	21,201
10,200	Apple, Inc.	5,436,906
13,633	Applied Materials, Inc.	155,962
1,500	Applied Micro Circuits Corp. †(a)	12,600
854	Arris Group, Inc.	12,759
1,350	Arrow Electronics, Inc. †	51,408
1,500	Aruba Networks, Inc.(a)	31,125
700	Aspen Technology, Inc. †	19,348
100	Astea International, Inc. †	268
5,250	Atmel Corp.	34,387
486	ATMI, Inc. †	10,148
2,200	Autodesk, Inc.	77,770
5,165	Automatic Data Processing, Inc.	294,457
1,778	Aviat Networks, Inc. †(a)	5,850
1,825	Avnet, Inc. †	55,863
1,000	AVX Corp.	10,780
289	Axcelis Technologies, Inc. †(a)	402
200	Badger Meter, Inc.	9,482
300	Bel Fuse, Inc., Class B	5,865
1,150	Benchmark Electronics, Inc.	19,113
298	Black Box Corp.	7,253
300	Blackbaud, Inc.	6,849
250	Blucora, Inc.	3,927
1,392	BMC Software, Inc.	55,207
1,000	Booz Allen Hamilton Holding Corp., Class A(a)	13,920
5,465	Broadcom Corp., Class A	181,493
1,250	Broadridge Financial Solutions, Inc.	28,600
7,350	Brocade Communications Systems, Inc.	39,175
106	Brooks Automation, Inc.	853
100	BTU International, Inc. †	199
4,322	CA, Inc.	94,998
100	Cabot Microelectronics Corp.(a)	3,551
2,402	Cadence Design Systems, Inc.	32,451
175	Calix, Inc. †	1,346
200	Callidus Software, Inc. †(a)	908
200	Cascade Microtech, Inc. †	1,120
500	Cavium, Inc.(a)	15,605
900	CIBER, Inc.	3,006
997	Ciena Corp. †	15,653
200	Cinedigm Digital Cinema Corp., Class A †(a)	280
400	Cirrus Logic, Inc.	11,588
57,648	Cisco Systems, Inc.	1,132,783
1,800	Citrix Systems, Inc.	118,350
500	Cognex Corp.	18,410
3,175	Cognizant Technology Solutions Corp., Class A †	235,109
400	Coherent, Inc.(a)	20,248

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Information Technology (continued)
375	CommVault Systems, Inc. †	$26,141
1,330	Computer Sciences Corp.	53,266
2,025	Compuware Corp. †	22,012
400	comScore, Inc. †(a)	5,512
100	Comtech Telecommunications Corp.	2,538
425	Concur Technologies, Inc. †(a)	28,696
400	Constant Contact, Inc.(a)	5,684
1,300	Convergys Corp.(a)	21,333
1,152	CoreLogic, Inc.	31,012
500	Cornerstone OnDemand, Inc.	14,765
15,969	Corning, Inc.	201,529
25	CoStar Group, Inc.(a)	2,234
100	Cray, Inc.(a)	1,595
900	Cree, Inc.(a)	30,582
200	Crexendo, Inc.(a)	566
1,128	CSG Systems International, Inc. †	20,507
100	CTS Corp.	1,063
1,625	Cypress Semiconductor Corp.(a)	17,615
800	Daktronics, Inc.	8,856
600	Datalink Corp. †	5,130
500	DealerTrack Holdings, Inc.	14,360
16,700	Dell, Inc.	169,171
1,000	Demand Media, Inc.(a)	9,290
388	Dice Holdings, Inc.(a)	3,562
650	Diebold, Inc.	19,896
51	Digital Ally, Inc. †(a)	177
700	Digital River, Inc. †	10,073
300	Diodes, Inc.(a)	5,205
200	Document Security Systems, Inc. †	434
600	Dolby Laboratories, Inc., Class A(a)	17,598
400	DST Systems, Inc.	24,240
1,421	EarthLink, Inc.	9,180
12,050	eBay, Inc. †	614,791
331	Ebix, Inc.(a)	5,319
150	Echelon Corp. †	368
400	EchoStar Corp., Class A †	13,688
100	Electro Scientific Industries, Inc.	995
3,600	Electronic Arts, Inc. †(a)	52,308
729	Electronics for Imaging, Inc.	13,844
22,779	EMC Corp. †	576,309
125	Emcore Corp. †	537
1,000	Emulex Corp.	7,300
1,836	Entegris, Inc. †	16,854
1,500	EPIQ Systems, Inc.(a)	19,170
400	Equinix, Inc.	82,480
500	Exar Corp. †	4,450
200	Extreme Networks(a)	728
900	F5 Networks, Inc. †	87,435
4,859	Facebook, Inc., Class A †(a)	129,395
550	FactSet Research Systems, Inc.(a)	48,433
200	Fair Isaac Corp.	8,406
1,250	Fairchild Semiconductor International, Inc., Class A	18,000
900	FalconStor Software, Inc. †(a)	2,097
200	FARO Technologies, Inc. †(a)	7,136
2,610	Fidelity National Information Services, Inc.	90,854
1,200	Finisar Corp. †(a)	19,560
700	First Solar, Inc. †(a)	21,616
1,323	Fiserv, Inc.(a)	104,557
700	FleetCor Technologies, Inc.	37,555
1,500	FLIR Systems, Inc.	33,465
350	FormFactor, Inc.	1,596
255	Forrester Research, Inc.	6,834
1,000	Fortinet, Inc.	21,070
1,000	Freescale Semiconductor, Ltd. †(a)	11,010

Shares		Value
Information Technology (continued)
1,100	Gartner, Inc.	$50,622
1,000	Genpact, Ltd.	15,500
102	GigOptix, Inc. †	196
1,850	Global Cash Access Holdings, Inc.	14,504
1,050	Global Payments, Inc.	47,565
200	Globecomm Systems, Inc. †(a)	2,260
400	Glu Mobile, Inc.(a)	916
2,720	Google, Inc., Class A †	1,929,486
1,100	GT Advanced Technologies, Inc. †(a)	3,322
200	Guidance Software, Inc. †	2,374
800	Harmonic, Inc. †	4,056
1,225	Harris Corp.	59,976
19,927	Hewlett-Packard Co.	283,960
300	Hittite Microwave Corp. †(a)	18,630
1,100	Hutchinson Technology, Inc. †(a)	2,200
1,000	IAC/InterActiveCorp.	47,300
100	ID Systems, Inc. †	582
100	iGO, Inc. †(a)	26
50	Ikanos Communications, Inc. †	81
600	Infinera Corp. †(a)	3,486
1,075	Informatica Corp.	32,594
100	Infosonics Corp. †	61
2,100	Ingram Micro, Inc., Class A	35,532
500	Insight Enterprises, Inc. †	8,685
1,560	Integrated Device Technology, Inc. †	11,388
400	Integrated Silicon Solution, Inc. †	3,600
54,018	Intel Corp.	1,114,391
350	Interactive Intelligence Group, Inc. †(a)	11,739
600	InterDigital, Inc.(a)	24,660
200	Intermec, Inc.(a)	1,972
371	Internap Network Services Corp. †	2,575
11,525	International Business Machines Corp.	2,207,614
350	International Rectifier Corp. †(a)	6,205
600	Interphase Corp. †	1,554
850	Intersil Corp., Class A	7,047
2,675	Intuit, Inc.	159,162
381	IPG Photonics Corp.(a)	25,394
500	Itron, Inc. †	22,275
1,200	Ixia(a)	20,376
800	IXYS Corp.(a)	7,312
450	j2 Global, Inc.(a)	13,761
2,400	Jabil Circuit, Inc.	46,296
1,000	Jack Henry & Associates, Inc.	39,260
3,203	JDS Uniphase Corp.(a)	43,369
6,165	Juniper Networks, Inc.	121,266
233	Kemet Corp. †(a)	1,172
600	Key Tronic Corp. †	6,144
100	Keynote Systems, Inc.	1,409
1,275	KLA-Tencor Corp.	60,894
400	Kulicke & Soffa Industries, Inc.	4,796
1,787	Lam Research Corp. †	64,564
200	Lattice Semiconductor Corp. †(a)	798
500	Lender Processing Services, Inc.	12,310
375	Lexmark International, Inc., Class A(a)	8,696
2,100	Limelight Networks, Inc. †(a)	4,662
1,725	Linear Technology Corp.	59,168
900	LinkedIn Corp., Class A †	103,338
200	Littelfuse, Inc.	12,342
193	Local Corp. †(a)	396
200	LoJack Corp. †(a)	558
200	Loral Space & Communications, Inc.	10,932
100	LRAD Corp. †(a)	110
6,096	LSI Corp.	43,160
600	MakeMusic, Inc. †	2,280
200	Marchex, Inc., Class B(a)	822
700	Market Leader, Inc. †	4,585

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Information Technology (continued)
600	Marlborough Software Development Holdings, Inc. †(a)	$108
5,750	Marvell Technology Group, Ltd.	41,745
1,113	Mastercard, Inc., Class A	546,795
400	Mattson Technology, Inc. †(a)	336
1,900	Maxim Integrated Products, Inc.	55,860
200	Measurement Specialties, Inc.	6,872
3,575	MEMC Electronic Materials, Inc. †	11,476
1,200	Mentor Graphics Corp. †(a)	20,424
100	Mercury Systems, Inc. †(a)	920
400	Methode Electronics, Inc.	4,012
600	Micrel, Inc.	5,700
1,537	Microchip Technology, Inc.(a)	50,091
10,552	Micron Technology, Inc.	67,005
500	MICROS Systems, Inc.	21,220
650	Microsemi Corp.	13,676
86,862	Microsoft Corp.	2,321,821
200	MIPS Technologies, Inc., Class A(a)	1,564
600	MKS Instruments, Inc.	15,468
1,175	Molex, Inc.(a)	32,113
662	MoneyGram International, Inc.(a)	8,798
500	Monolithic Power Systems, Inc.(a)	11,140
1,550	Monster Worldwide, Inc. †(a)	8,711
100	MoSys, Inc. †	348
2,960	Motorola Solutions, Inc.	164,813
1	Move, Inc.	8
328	Multi-Fineline Electronix, Inc.	6,629
200	Nanometrics, Inc.(a)	2,884
900	NAPCO Security Technologies, Inc. †	3,276
1,012	National Instruments Corp.	26,120
1,925	NCR Corp.	49,049
3,450	NetApp, Inc. †	115,747
500	Netlist, Inc. †(a)	370
400	Netscout Systems, Inc. †	10,396
600	NetSuite, Inc. †	40,380
750	NeuStar, Inc., Class A	31,447
200	Newport Corp. †	2,690
1,000	NIC, Inc.(a)	16,340
50	Novatel Wireless, Inc. †	67
3,050	Nuance Communications, Inc.(a)	68,076
100	NVE Corp. †(a)	5,549
5,825	NVIDIA Corp.	71,589
21	Oclaro, Inc. †(a)	33
600	OmniVision Technologies, Inc.(a)	8,448
5,105	ON Semiconductor Corp. †	35,990
100	Online Resources Corp. †	227
285	OpenTable, Inc. †(a)	13,908
40,280	Oracle Corp.	1,342,130
200	OSI Systems, Inc.	12,808
33	Overland Storage, Inc. †	35
100	PAR Technology Corp. †	490
10	Parametric Sound Corp. †	69
1,240	Parametric Technology Corp.	27,912
600	Park Electrochemical Corp.	15,438
200	Parkervision, Inc. †(a)	406
3,650	Paychex, Inc.(a)	113,661
400	PC Mall, Inc. †(a)	2,484
300	Pegasystems, Inc.	6,804
100	Pericom Semiconductor Corp.	803
8	Pfsweb, Inc. †	23
33	Pixelworks, Inc. †	74
100	Planar Systems, Inc. †	143
450	Plantronics, Inc.	16,591
100	PLX Technology, Inc. †	363
2,225	PMC - Sierra, Inc. †(a)	11,592
1,900	Polycom, Inc. †(a)	19,874

Shares		Value
Information Technology (continued)
300	Power Integrations, Inc.(a)	$10,083
200	Power-One, Inc.(a)	822
76	Powerwave Technologies, Inc. †	24
220	PRGX Global, Inc. †	1,419
40	QAD, Inc., Class B	519
1,000	QLIK Technologies, Inc.	21,720
1,650	QLogic Corp.	16,055
18,750	QUALCOMM, Inc.	1,162,875
900	Rackspace Hosting, Inc.	66,843
1,000	Rambus, Inc.(a)	4,880
1,000	RealD, Inc.(a)	11,210
681	RealNetworks, Inc.(a)	5,148
1,490	Red Hat, Inc.	78,910
600	Relm Wireless Corp. †(a)	1,008
2,627	RF Micro Devices, Inc.	11,769
1,428	Riverbed Technology, Inc.	28,155
300	Rosetta Stone, Inc. †	3,702
1,020	Rovi Corp.	15,739
340	Rudolph Technologies, Inc.(a)	4,573
3,925	SAIC, Inc.(a)	44,431
1,100	Salesforce.com, Inc. †(a)	184,910
2,325	SanDisk Corp.	101,277
1,833	Sanmina Corp. †	20,291
1,650	Sapient Corp. †(a)	17,424
300	ScanSource, Inc. †	9,531
600	Semtech Corp.	17,370
300	ShoreTel, Inc. †(a)	1,272
100	Silicon Image, Inc. †	496
500	Silicon Laboratories, Inc.	20,905
1,707	Skyworks Solutions, Inc.	34,652
300	Smith Micro Software, Inc. †	453
500	SolarWinds, Inc.	26,225
800	Solera Holdings, Inc.(a)	42,776
4,725	Sonus Networks, Inc.(a)	8,032
300	Sourcefire, Inc.(a)	14,166
900	Spire Corp. †	451
1,000	SS&C Technologies Holdings, Inc. †	23,120
200	STEC, Inc. †(a)	986
1,000	SunPower Corp., Class A	5,620
430	Sycamore Networks, Inc.	963
7,083	Symantec Corp.	133,231
100	Symmetricom, Inc. †(a)	577
300	SYNNEX Corp.(a)	10,314
1,417	Synopsys, Inc.	45,117
300	Syntel, Inc.	16,077
550	Take-Two Interactive Software, Inc. †(a)	6,056
700	Tech Data Corp.	31,871
800	TechTarget, Inc. †(a)	4,440
5,404	Tellabs, Inc.(a)	12,321
1,800	Teradata Corp.	111,402
1,825	Teradyne, Inc.(a)	30,824
1,000	Tessco Technologies, Inc.(a)	22,140
400	Tessera Technologies, Inc.	6,568
10,235	Texas Instruments, Inc.	316,671
100	THQ, Inc. †(a)	29
1,825	TIBCO Software, Inc.	40,168
800	TiVo, Inc. †	9,856
200	TNS, Inc. †	4,146
1,937	Total System Services, Inc.	41,490
100	Travelzoo, Inc.(a)	1,899
1,267	Trimble Navigation, Ltd.	75,741
1,300	TriQuint Semiconductor, Inc.(a)	6,292
1,200	TTM Technologies, Inc.	11,040
500	Tyler Technologies, Inc.	24,220
400	Ultimate Software Group, Inc.	37,764
427	Unisys Corp.(a)	7,387

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Information Technology (continued)
800	United Online, Inc.	$4,472
700	Universal Display Corp.(a)	17,934
311	Unwired Planet, Inc. †(a)	373
200	UTStarcom Holdings Corp. †(a)	208
505	ValueClick, Inc.(a)	9,802
450	VASCO Data Security International, Inc. †(a)	3,672
1,015	VeriFone Systems, Inc.(a)	30,125
1,416	VeriSign, Inc.	54,969
55	Viasystems Group, Inc. †	671
475	VirnetX Holding Corp.(a)	13,908
1,000	Virtusa Corp.	16,430
5,550	Visa, Inc., Class A	841,269
1,806	Vishay Intertechnology, Inc.(a)	19,198
129	Vishay Precision Group, Inc.	1,705
585	VMware, Inc., Class A(a)	55,072
300	Volterra Semiconductor Corp.	5,151
200	Web.com Group, Inc.	2,960
958	WebMD Health Corp., Class A(a)	13,738
42	WebMediaBrands, Inc. †	84
2,525	Western Digital Corp.	107,287
6,454	Western Union Co. (The)	87,839
40	Wireless Ronin Technologies, Inc. †	81
100	WPCS International, Inc. †(a)	39
13,095	Xerox Corp.	89,308
2,175	Xilinx, Inc.	78,083
800	XO Group, Inc. †	7,440
11,900	Yahoo!, Inc.	236,810
825	Zebra Technologies Corp., Class A	32,406
1,000	Zygo Corp. †(a)	15,700
		29,218,046
Materials — 3.9%
81	A Schulman, Inc.(a)	2,343
1,995	Air Products & Chemicals, Inc.	167,620
735	Airgas, Inc.	67,098
1,875	AK Steel Holding Corp.(a)	8,625
1,000	Albemarle Corp.	62,120
12,298	Alcoa, Inc.	106,747
1,050	Allegheny Technologies, Inc.	31,878
900	Allied Nevada Gold Corp.(a)	27,117
500	AM Castle & Co. †(a)	7,385
200	AMCOL International Corp.(a)	6,136
400	American Vanguard Corp.	12,428
850	Aptargroup, Inc.	40,562
717	Ashland, Inc.	57,654
348	Balchem Corp.	12,667
1,600	Ball Corp.	71,600
1,150	Bemis Co., Inc.(a)	38,479
300	Buckeye Technologies, Inc.	8,613
700	Cabot Corp.	27,853
500	Carpenter Technology Corp.	25,815
1,500	Celanese Corp., Ser A, Class A	66,795
600	Century Aluminum Co.	5,256
619	CF Industries Holdings, Inc.	125,756
1,005	Chemtura Corp. †	21,366
1,400	Cliffs Natural Resources, Inc.(a)	53,984
1,110	Coeur d'Alene Mines Corp.	27,306
1,300	Commercial Metals Co.	19,318
400	Compass Minerals International, Inc.(a)	29,884
1,800	Core Molding Technologies, Inc. †	11,880
2,000	Crown Holdings, Inc.	73,620
600	Cytec Industries, Inc.	41,298
100	Deltic Timber Corp.	7,062
400	Domtar Corp.	33,408
10,736	Dow Chemical Co. (The)	346,988

Shares		Value
Materials (continued)
1,316	Eastman Chemical Co.	$89,554
2,800	Ecolab, Inc.	201,320
10,521	EI du Pont de Nemours & Co.	473,129
1,000	Ferro Corp.	4,180
1,300	Flotek Industries, Inc. †(a)	15,860
1,275	FMC Corp.	74,613
10,794	Freeport-McMoRan Copper & Gold, Inc.	369,155
1,000	Friedman Industries, Inc.	10,120
500	Globe Specialty Metals, Inc.(a)	6,875
2,900	Graphic Packaging Holding Co. †	18,734
2,000	Headwaters, Inc. †	17,120
3,400	Hecla Mining Co.(a)	19,822
300	Horsehead Holding Corp.	3,063
2,150	Huntsman Corp.	34,185
700	International Flavors & Fragrances, Inc.	46,578
4,542	International Paper Co.	180,953
400	Intrepid Potash, Inc.	8,516
1,100	Louisiana-Pacific Corp.	21,252
400	Martin Marietta Materials, Inc.(a)	37,712
1,200	McEwen Mining, Inc.(a)	4,596
1,376	MeadWestvaco Corp.	43,853
1,000	Metals USA Holdings Corp.	17,490
380	Minerals Technologies, Inc.	15,170
800	Molycorp, Inc. †(a)	7,552
5,657	Monsanto Co.	535,435
3,050	Mosaic Co. (The)	172,722
200	Myers Industries, Inc.	3,030
100	NewMarket Corp.(a)	26,220
5,350	Newmont Mining Corp.	248,454
100	NL Industries, Inc.	1,145
1,000	Noranda Aluminum Holding Corp.	6,110
2,670	Nucor Corp.	115,290
770	Olin Corp.(a)	16,624
1,475	Owens-Illinois, Inc.	31,373
975	Packaging Corp. of America	37,508
1,000	PH Glatfelter Co.(a)	17,480
1,000	PolyOne Corp.	20,420
1,597	PPG Industries, Inc.	216,154
3,176	Praxair, Inc.	347,613
1,000	Reliance Steel & Aluminum Co.	62,100
400	Rock-Tenn Co., Class A	27,964
600	Rockwood Holdings, Inc.	29,676
600	Royal Gold, Inc.(a)	48,786
1,300	RPM International, Inc.	38,168
700	Scotts Miracle-Gro Co. (The), Class A	30,835
1,300	Sealed Air Corp.	22,763
100	Senomyx, Inc. †(a)	168
500	Sensient Technologies Corp.	17,780
930	Sherwin-Williams Co. (The)	143,053
1,200	Sigma-Aldrich Corp.	88,296
700	Silgan Holdings, Inc.	29,113
775	Sonoco Products Co.	23,041
2,122	Southern Copper Corp.(a)	80,339
500	Spartech Corp. †	4,535
2,800	Steel Dynamics, Inc.	38,444
1,600	Stillwater Mining Co.(a)	20,448
564	SunCoke Energy, Inc. †(a)	8,793
192	Texas Industries, Inc. †(a)	9,794
671	Tredegar Corp.(a)	13,702
500	UFP Technologies, Inc.	8,960
50	United States Lime & Minerals, Inc. †(a)	2,356
900	United States Steel Corp.(a)	21,483
900	Valspar Corp.	56,160
1,000	Verso Paper Corp. †(a)	1,070
3,200	Vista Gold Corp. †	8,640
944	Vulcan Materials Co.	49,135

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

Shares		Value
Materials (continued)
700	Walter Energy, Inc.	$25,116
1,300	Wausau Paper Corp.(a)	11,258
100	Westlake Chemical Corp.(a)	7,930
5,508	Weyerhaeuser Co.	153,233
1,000	Worthington Industries, Inc.(a)	25,990
400	WR Grace & Co. †	26,892
50	Zep, Inc.	722
		6,300,384
Telecommunication Services — 2.7%
600	Alaska Communications Systems Group, Inc.(a)	1,164
61,699	AT&T, Inc.	2,079,873
200	Atlantic Tele-Network, Inc.	7,342
5,610	CenturyLink, Inc.	219,463
1,425	Cincinnati Bell, Inc. †(a)	7,809
4,600	Clearwire Corp., Class A	13,294
200	Cogent Communications Group, Inc.(a)	4,528
87	Consolidated Communications Holdings, Inc.(a)	1,385
3,000	Crown Castle International Corp.	216,480
11,886	Frontier Communications Corp.(a)	50,872
600	General Communication, Inc., Class A †	5,754
7,400	Globalstar, Inc. †(a)	2,257
16	IDT Corp., Class B	153
1,500	Leap Wireless International, Inc.(a)	9,975
1,374	Level 3 Communications, Inc.(a)	31,753
3,700	MetroPCS Communications, Inc.	36,778
500	Neutral Tandem, Inc.(a)	1,285
1,825	NII Holdings, Inc. †(a)	13,012
1,200	SBA Communications Corp., Class A(a)	85,224
25,971	Sprint Nextel Corp. †	147,256
975	tw telecom, Inc., Class A †(a)	24,833
400	USA Mobility, Inc.	4,672
31,013	Verizon Communications, Inc.	1,341,933
600	Vonage Holdings Corp.	1,422
7,091	Windstream Corp.(a)	58,714
		4,367,231
Utilities — 3.5%
6,135	AES Corp. (The)	65,644
1,519	AGL Resources, Inc.	60,714
1,500	Alliant Energy Corp.	65,865
2,800	Ameren Corp.	86,016
5,330	American Electric Power Co., Inc.	227,484
2,000	American Water Works Co., Inc.	74,260
1,721	Aqua America, Inc.	43,748
1,100	Atmos Energy Corp.	38,632
1,000	Avista Corp.	24,110
300	Black Hills Corp.(a)	10,902
6,000	Calpine Corp. †(a)	108,780
4,600	CenterPoint Energy, Inc.	88,550
400	Cleco Corp.	16,004
2,350	CMS Energy Corp.(a)	57,293
3,250	Consolidated Edison, Inc.	180,505
6,040	Dominion Resources, Inc.	312,872
1,675	DTE Energy Co.	100,584
6,776	Duke Energy Corp.(a)	432,309
11	Dynegy, Inc. †(a)	210
183	Dynegy, Inc. †(a)	231
3,050	Edison International	137,829
1,750	Entergy Corp.	111,562
9,691	Exelon Corp.	288,210
4,280	FirstEnergy Corp.(a)	178,733
16	Genie Energy, Ltd., Class B(a)	114
1,305	Great Plains Energy, Inc.	26,505
750	Hawaiian Electric Industries, Inc.(a)	18,855

Shares		Value
Utilities (continued)
500	IDACORP, Inc.	$21,675
700	Integrys Energy Group, Inc.(a)	36,554
600	ITC Holdings Corp.(a)	46,146
2,125	MDU Resources Group, Inc.	45,135
950	National Fuel Gas Co.(a)	48,155
4,710	NextEra Energy, Inc.	325,885
3,215	NiSource, Inc.	80,021
3,117	Northeast Utilities	121,812
3,578	NRG Energy, Inc.	82,250
3,150	NV Energy, Inc.(a)	57,141
1,050	OGE Energy Corp.	59,125
2,050	ONEOK, Inc.	87,638
1,000	Ormat Technologies, Inc.(a)	19,280
2,650	Pepco Holdings, Inc.(a)	51,967
4,600	PG&E Corp.	184,828
700	Piedmont Natural Gas Co., Inc.(a)	21,917
1,300	Pinnacle West Capital Corp.	66,274
700	PNM Resources, Inc.	14,357
800	Portland General Electric Co.	21,888
6,450	PPL Corp.	184,664
5,350	Public Service Enterprise Group, Inc.	163,710
2,200	Questar Corp.	43,472
1,379	SCANA Corp.(a)	62,938
2,475	Sempra Energy	175,577
9,800	Southern Co. (The)	419,538
2,700	TECO Energy, Inc.(a)	45,252
1,300	UGI Corp.	42,523
933	Vectren Corp.	27,430
950	Westar Energy, Inc.	27,189
350	WGL Holdings, Inc.(a)	13,717
2,700	Wisconsin Energy Corp.	99,495
5,375	Xcel Energy, Inc.	143,566
		5,597,640
Total Common Stock
(Cost $88,940,883)		158,456,296

SHORT-TERM INVESTMENT — 9.9%
15,766,844	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d) (e)	15,766,844

Total Short-Term Investment
(Cost $15,766,844)		15,766,844
RIGHT — 0.0%
1,600	Allos Therapeutics(b)	176

Total Right (Cost $–)		176

WARRANT — 0.0%
1	Magnum Hunter Resources Corp., Expires 29/08/14 † (b)	—

Total Warrant (Cost $–)		—
Total Investments — 109.1%
(Cost $104,707,727)		174,223,316
Other Assets & Liabilities, Net — (9.1)%		(14,459,628)
NET ASSETS — 100.0%		$159,763,688

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	December 31, 2012

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $15,628,179.
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of December 31, 2012 was $9,936.
(c)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(d)	Rate shown is the 7-day effective yield as of December 31, 2012.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $15,766,844.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $40,620 (Note 6).

LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

As of December 31, 2012, all of the Fund’s investments were considered Level 1, except for Allos Therapeutics Rights, Hyster-Yale Materials Handling, Inc.,
Magnum Hunter Resources Corp. Warrant, Orleans Homebuilders, Inc. and Trico Marine Services, Inc. which are Level 3. At December 31, 2012, these investments were valued at $9,936. A reconciliation of Level 3 investments is only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the year ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on January 10, 2006.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: March 7, 2013

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: March  7, 2013

*     Print the name and title of each signing officer under his or her signature.